As filed with the Securities and Exchange Commission on August 28, 2013

1933 Act Registration No. 2-78309

1940 Act Registration No. 811-3503

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50	☒

UBS RMA MONEY FUND INC.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 821-3000

MARK F. KEMPER, ESQ.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

(Name and address of agent for service)

Copies to:

JACK W. MURPHY, ESQ.

Dechert LLP

1990 K Street, N.W.

Washington, D.C. 20006-2401

Telephone: (202) 261-3300

Approximate date of proposed public offering: effective date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to Rule 485(b)
☒	On August 29, 2013, pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	On pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	On pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Common Stock of UBS RMA Money Fund Inc.

Money Market Funds	Prospectus

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

Prospectus

August 29, 2013

Ticker symbols:
Money Market Portfolio	RMAXX
U.S. Government Portfolio	RUSXX
Tax-Free Fund	RTFXX
California Municipal Money Fund	RCAXX
New York Municipal Money Fund	RNYXX

This prospectus offers shares of these money market funds primarily to participants in the UBS Financial Services Inc. Resource Management Account® (RMA®) Program, the UBS Financial Services Inc. Business Services Account BSA® Program and certain UBS Financial Services Inc. advisory programs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Contents

The funds
What every investor should know about the funds

Fund summaries
Money Market Portfolio	Page 3
U.S. Government Portfolio	Page 6
Tax-Free Fund	Page 9
California Municipal Money Fund	Page 12
New York Municipal Money Fund	Page 15

More information about the funds	Page 18

Your investment
Information for managing your fund account
Managing your fund account	Page 23
—Buying shares
—Selling shares
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	Page 29
Dividends and taxes	Page 30
Disclosure of portfolio holdings	Page 32
Financial highlights	Page 33
Where to learn more about the funds	Back Cover

The funds are not complete or balanced investment programs.

2	UBS Global Asset Management

Money Market Portfolio

Fund summary

Investment objective

Maximum current income consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business
Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees		0.34%
Service (12b-1) fees		None
Other expenses		0.21
Service (non-12b-1) fees	0.15
Miscellaneous expenses	0.06
Total annual fund operating expenses		0.55

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
Money Market Portfolio	$56	$176	$307	$689

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may

UBS Global Asset Management	3

lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.21%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

4	UBS Global Asset Management

Average annual total returns

(for the periods ended December 31, 2012)

One year	0.01%
Five years	0.50
Ten years	1.58

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has a $5,000 minimum investment requirement for investors purchasing shares of the fund by withdrawing from certain deposit account sweep arrangements. The fund has no minimum to add to an account. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

UBS Global Asset Management	5

U.S. Government Portfolio

Fund summary

Investment objective

Maximum current income consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from

your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business
Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.36%
Service (12b-1) fees	0.15
Other expenses	0.03
Total annual fund operating expenses	0.54

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
U.S. Government Portfolio	$55	$173	$302	$677

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s

6	UBS Global Asset Management

investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.17%

Worst quarters during years shown—2Q & 3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

UBS Global Asset Management	7

Average annual total returns

(for the periods ended December 31, 2012)

One year	0.01%
Five years	0.30
Ten years	1.39

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has a $5,000 minimum investment requirement for investors purchasing shares of the fund by withdrawing from certain deposit account sweep arrangements. The fund has no minimum to add to an account. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

8	UBS Global Asset Management

Tax-Free Fund

Fund summary

Investment objective

Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business
Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.38%
Service (12b-1) fees	0.15
Other expenses	0.06
Total annual fund operating expenses	0.59

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
Tax-Free Fund	$60	$189	$329	$738

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance

UBS Global Asset Management	9

Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—3Q 2007: 0.79%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

10	UBS Global Asset Management

Average annual total returns

(for the periods ended December 31, 2012)

One year	0.01%
Five years	0.31
Ten years	1.04

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends you receive from the fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes. Distributions of any capital gains are generally subject to federal income tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

UBS Global Asset Management	11

California Municipal Money Fund

Fund summary

Investment objective

Maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from

your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.42%
Service (12b-1) fees	0.15
Other expenses	0.06
Total annual fund operating expenses	0.63

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
California Municipal Money Fund	$64	$202	$351	$786

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. “California municipal securities” are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

12	UBS Global Asset Management

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Single state concentration risk: Because the fund invests substantially all of its assets in California municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund. California continues to experience financial difficulties due to the current economic environment. The further deterioration of California’s fiscal situation and the economic situation of its municipalities could cause greater volatility in the prices of California municipal money market instruments and increase the risk of investing in the fund.

Related securities concentration risk: Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

UBS Global Asset Management	13

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—3Q 2007: 0.77%

Worst quarters during years shown—3Q 2009; 1Q, 2Q, 3Q & 4Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns

(for the periods ended December 31, 2012)

One year	0.02%
Five years	0.29
Ten years	0.98

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends you receive from the fund generally are not subject to federal and California state income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes. Distributions of any capital gains are generally subject to federal income tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

14	UBS Global Asset Management

New York Municipal Money Fund

Fund summary

Investment objective

Maximum current income exempt from federal income tax and New York State and New York City personal income taxes consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business
Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.43%
Service (12b-1) fees	0.15
Other expenses	0.06
Total annual fund operating expenses	0.64

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
New York Municipal Money Fund	$65	$205	$357	$798

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. “New York municipal securities” are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Global Asset Management	15

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Single state concentration risk: Because the fund invests substantially all of its assets in New York municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New York than a more geographically diverse fund. New York continues to experience financial difficulties due to the current economic environment. The further deterioration of New York’s fiscal situation and the economic situation of its municipalities could cause greater volatility in the prices of New York municipal money market instruments and increase the risk of investing in the fund.

Related securities concentration risk: Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

16	UBS Global Asset Management

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—3Q 2007: 0.77%

Worst quarters during years shown—3Q & 4Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns

(for the periods ended December 31, 2012)

One year	0.02%
Five years	0.29
Ten years	0.98

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends you receive from the fund generally are not subject to federal and New York State and New York City income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes. Distributions of any capital gains are generally subject to federal income tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

UBS Global Asset Management	17

UBS RMA Funds

More information about the funds

Additional information about the investment objectives

Each fund’s investment objective may not be changed without shareholder approval.

Additional information about investment strategies

Money Market Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

U.S. Government Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

While under normal circumstances U.S. Government Portfolio expects to invest substantially all of its assets in US government money market instruments and in related repurchase agreements, under unusual circumstances, the fund may invest a limited portion of its assets in other types of money market instruments, such as those in which Money Market Portfolio might invest.

Tax-Free Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality, municipal money market instruments, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

California Municipal Money Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. “California municipal securities” are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in

18	UBS Global Asset Management

UBS RMA Funds

California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

New York Municipal Money Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. “New York municipal securities” are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Like all money market funds, each of the funds is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. Each of the funds’ investment strategies are designed to comply with these requirements. Each of the funds may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

The California and New York municipal money market funds are organized as “non-diversified” funds. Normally, this would mean that they would not be subject to certain limitations on investments of more than 5% of total assets in the securities of a single issuer. However, because these funds are single state money market funds, they are subject to special regulations that impose substantially the same limitations as normally apply to “diversified” mutual funds. The other funds are subject to even more stringent diversification requirements, which apply to money market funds that are not single state funds.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

Additional information about principal risks

The main risks of investing in one or more of the funds are described below. As indicated below, not all of these risks apply to each fund. The fund(s) to which the main risks apply are noted below.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI is on the back cover of this prospectus.

Municipal securities risk (Tax-Free Fund, California Municipal Money Fund and New York Municipal Money Fund). Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market, including litigation, the strength of the local or national economy, the issuer’s ability to raise revenues through tax or other means, the bankruptcy of the issuer affecting the rights of municipal securities holders and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. Municipal securities and issuers of municipal securities may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. In addition, the municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of

UBS Global Asset Management	19

UBS RMA Funds

municipal security interest or the tax-exempt status of a municipal security fund’s dividends. Similarly, reductions in tax rates may make municipal securities less attractive in comparison to taxable securities. Legislatures also may be unable or unwilling to appropriate funds needed to pay municipal security obligations. These events can cause the value of the municipal securities held by a fund to fall and might adversely affect the tax-exempt status of a fund’s investments or of the dividends that a fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

Credit risk (All funds). Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect a fund’s ability to maintain a $1.00 share price.

Interest rate risk (All funds). The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Market risk (All funds). The market value of a fund’s investments may fluctuate as the markets fluctuate. Market fluctuation may affect a fund’s ability to maintain a $1.00 share price. Market risk, sometimes dramatically or unpredictability, may affect a single issuer, industry, section of the economy or geographic region, or it may affect the market as a whole. Volatility of financial markets can expose a fund to greater market risk, possibly resulting in greater illiquidity and valuation risks. Moreover, market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions, including countries and regions in which a fund invests, due to increasingly interconnected global economies and financial markets. Additionally, market conditions and legislative, regulatory, or tax developments may affect the investment techniques available to the advisor in connection with managing a fund and may result in increased regulation of the fund or its investments, and, in turn, may adversely affect the ability of the fund to achieve its investment objective and the fund’s performance.

Foreign investing risk (Money Market Portfolio).

Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk (Money Market Portfolio and U.S. Government Portfolio). Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset-backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

20	UBS Global Asset Management

UBS RMA Funds

Related securities concentration risk (California Municipal Money Fund and New York Municipal Money Fund). Each of the California and New York municipal money market funds may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects in a given state, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal security may affect other municipal securities in the same sector. As a result, these funds are subject to greater risk than funds that do not follow this practice.

Single state concentration risk (California Municipal Money Fund and New York Municipal Money Fund). The performance of a fund that invests primarily in the municipal money market instruments of a single state will be more severely affected by unfavorable political or economic conditions within that state than a more geographically diversified fund. For example, California residents’ high sensitivity to taxes could make it hard to raise taxes in order for that state to meet its obligations. In addition, the deterioration of California’s and New York’s fiscal situation as a result of the current economic environment increases the risk of investing in California and New York municipal securities, respectively, including the risk of potential issuer default, and also heightens the risk that the prices of such municipal securities, and the fund’s net asset value, will experience greater volatility. In addition, rating agencies may downgrade the ratings of a state’s general obligation bonds. Future downgrades could result in a reduction in the market value of California and New York municipal securities, which could negatively impact the fund’s net asset value and/or the distributions paid by the fund. New York’s finance, insurance or real estate industries could experience further economic challenges. In addition, California or New York may each experience natural disasters or terrorist attacks in the future, which could negatively impact that state’s economy. As a result, an investment in a single state municipal money market fund could be more volatile and involve greater risk than an investment in a more geographically diversified fund. The particular risks of investments in California and New York municipal money market instruments are discussed in the SAI.

In addition, a single state municipal money market fund is permitted to invest more than 5% of its total assets in the securities of individual issuers with respect to 25% of its total assets. When a fund holds a large position in the securities of a single issuer, changes in the financial condition or in the market’s assessment of that issuer can cause larger changes in the value of the fund’s total investments and its income than if the fund held a smaller position.

Liquidity risk (All funds). A fund’s investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund’s ability to maintain a $1.00 share price or prevent a fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk (All funds). There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional risks

Money market fund regulatory risk (All funds).

The US Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds. As of the date of this prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the funds.

UBS Global Asset Management	21

UBS RMA Funds

Securities lending risk (All funds). Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund’s lending agent.

Political risk (Tax-Free Fund, California Municipal Money Fund and New York Municipal Money Fund). Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. In addition, changes to policies regarding the funding of municipalities by local, state or federal governments could adversely affect the value of such municipal securities held by a fund. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk (All funds). The funds may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security structures encountered unexpected difficulties, a fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Defensive positions for municipal money market funds (Tax-Free Fund, California Municipal Money Fund and New York Municipal Money Fund). During adverse market conditions or when the advisor believes there is an insufficient supply of the municipal securities in which a fund primarily invests, Tax-Free Fund and the California and New York municipal money market funds each may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving a fund’s investment objective during the periods that they are held and may entail additional risks (such as those to which Money Market Portfolio is subject).

Other defensive positioning (All funds). During adverse market conditions or when the advisor believes there is an insufficient supply of appropriate money market securities in which to invest, a fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a fund may not be able to fully pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

22	UBS Global Asset Management

UBS RMA Funds

Managing your fund account

Buying shares

Introduction. You must be a client of UBS Financial Services Inc. or a client of a UBS Financial Services Inc. correspondent firm to purchase fund shares. Shares of the funds are available primarily through the UBS Financial Services Inc. Resource Management Account® (RMA®) Program, the UBS Financial Services Inc. Business Services Account BSA® Program and certain UBS Financial Services Inc. advisory programs.

The RMA and Business Services Account BSA programs are more fully described in separate materials your Financial Advisor can provide you. Not all correspondent firms have arrangements with UBS Financial Services Inc. to make fund shares available to their customers.

Automatic sweep programs. UBS Financial Services Inc. administers (1) a bank deposit sweep program under which free cash balances in certain client securities accounts are swept into interest-bearing deposit accounts (“Deposit Account Sweep Program”) and (2) a bank deposit sweep program under which free cash balances in certain client business accounts are swept into interest-bearing deposit accounts (“Business Account Sweep Program,” and, together with the Deposit Account Sweep Program, “Bank Sweep Programs”). Investors who are eligible to participate in the Bank Sweep Programs are referred to as “eligible participants” below to distinguish them from other investors in the funds.

Free cash balances of eligible participants automatically default to an interest-bearing deposit account (based on account type) as a primary sweep vehicle unless the eligible participant has selected a tax-exempt money market fund (i.e., Tax-Free Fund, California Municipal Money Fund or New York Municipal Money Fund) as his or her primary sweep option. If an eligible participant does not make such a selection, free cash balances (that is, immediately available funds) from his or her securities account will be automatically deposited in an interest-bearing deposit account. Eligible participants who do not wish to take part in a Bank Sweep Program may select a tax-exempt money market fund as their primary sweep fund.

All accounts participating in a Bank Sweep Program are subject to an automatic dollar limit or “cap” of $250,000 per account owner, which will apply to the amount that can be swept into bank deposit accounts under the applicable Bank Sweep Program. Available balances in excess of the cap will be automatically invested, for advisory accounts, in a fund based on program and account type, and for brokerage accounts, in deposit accounts at UBS AG unless a fund is selected by the eligible participant. (If you are unsure whether your account is classified as an “advisory account” or a “brokerage account,” please contact your Financial Advisor.)

Certain limitations apply. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

Eligible participants in the Deposit Account Sweep Program also may purchase shares of Money Market Portfolio and/or U.S. Government Portfolio from their available balances. See “Buying shares of Money Market Portfolio and/or U.S. Government Portfolio by eligible participants” below.

Selecting and changing your sweep option.

UBS Financial Services Inc. offers a sweep feature of securities accounts as a service to its clients. UBS Financial Services Inc. may change or discontinue the sweep feature, programs, or specific sweep options at any time in its sole discretion. Sweep options vary by account and program type. UBS Financial Services Inc. requires a client to select a sweep option as part of his or her account application process. You may maintain only one primary sweep option at any time. Client securities accounts eligible to participate in a Bank Sweep Program will automatically default to interest-bearing bank accounts as their primary sweep option unless the eligible participant has selected a tax-exempt money market fund as his or her primary sweep option. Non-eligible participants have the option of selecting a primary sweep option from the available list of funds.

You may change your sweep options by contacting your Financial Advisor. If you change the fund used as a sweep option for your account, those changes will

UBS Global Asset Management	23

UBS RMA Funds

result in the automatic exchange of your investments from your original fund to the new fund you selected.

Background information. Your order to purchase a fund’s shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the funds’ custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Each fund (other than Money Market Portfolio) has adopted a plan pursuant to rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.15% of its average daily net assets. Money Market Portfolio has adopted a non-rule 12b-1 shareholder services plan under which the fund pays fees for services provided to its shareholders at the annual rate of 0.15% of its average daily net assets. Therefore, each fund is subject to a shareholder services plan.

The funds, UBS Global AM and UBS Financial Services Inc. have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Buying shares automatically

Non-eligible participants. All free cash balances in RMA individual retirement accounts (including proceeds from the securities you have sold) are automatically invested in your primary sweep option on a daily basis for settlement the next business day. All free cash balances of over $1.00 in other RMA or Business Services Account BSA brokerage accounts (including proceeds from securities you have sold) are automatically invested in your primary sweep option on a daily basis for settlement the next business day.

(Federal funds normally are available to be swept into your sweep option on the next business day. Federal funds availability can sometimes take longer for cash balances arising from the sale of securities in your brokerage account.)

Fund shares will be purchased only after all debits and charges to your RMA or Business Services Account BSA brokerage account are satisfied. See “Selling Shares Automatically” below.

Eligible participants for the Bank Sweep Programs. Please see below for more information about eligible participants in the Bank Sweep Programs. UBS Financial Services Inc. accounts for eligible participants will automatically default to an interest-bearing deposit account, unless the eligible participant has selected a tax-exempt money market fund as his or her primary sweep option. Available balances in brokerage accounts in excess of the automatic dollar limit cap will be automatically deposited to UBS AG, Stamford, Connecticut Branch unless a money market fund has been selected or assigned by program and account type in the advisory programs. Clients with accounts not eligible for a Bank Sweep Program may select their sweep option from a list of available money market funds.

Buying shares by check or electronic funds transfer credit

RMA and Business Services Account BSA participants may purchase shares of, as applicable, their primary sweep money fund or another fund by placing an order with their Financial Advisor and providing a check from a US bank. You should include your UBS Financial Services Inc. account number on the check. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of the automatic dollar limit cap on investments in a Bank Sweep Program) may buy shares by check or electronic funds transfer credit.

Federal funds are deemed available to a fund two business days after the deposit of a personal check or an Electronic Funds Transfer credit initiated by UBS Financial Services Inc. and one business day after deposit of a cashier’s or certified check. UBS Financial Services Inc. may benefit from the temporary use of the proceeds of personal checks and Electronic Funds Transfer credits if they are converted to federal funds in less than two business days.

24	UBS Global Asset Management

UBS RMA Funds

Buying shares by wire

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

UBS AG

ABA 026007993

UBS Financial Services Inc.—RMA

A/C 101WA258640000

[Account Name]/[Brokerage Account Number]

The wire must include your name and UBS Financial Services Inc. brokerage account number. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of the automatic dollar limit cap on investments in a Bank Sweep Program) may buy shares by wire.

If UBS Financial Services Inc. receives funds in the account for a purchase of fund shares by 12:00 noon, Eastern time, on a business day, UBS Financial Services Inc. will execute the purchase on that day. Otherwise, UBS Financial Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire transfers/purchases.

Buying shares of Money Market Portfolio and/or U.S. Government Portfolio by eligible participants

Eligible participants may withdraw available balances in the Deposit Account Sweep Program in order to directly purchase shares of Money Market Portfolio and/or U.S. Government Portfolio. The funds have a $5,000 minimum investment requirement for such purchases. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

Minimum investments

Except as noted above with respect to buying shares of Money Market Portfolio and/or U.S. Government Portfolio by eligible participants, the funds have no minimum for initial investments or to add to an account, but reserve the right to establish minimum investment requirements at any time.

Additional compensation to affiliated dealer

UBS Global AM has entered into an agreement with its affiliate, UBS Financial Services Inc., under which UBS

Global AM (or its affiliate UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”)) pays UBS Financial Services Inc. additional compensation in connection with the sale of fund shares and the provision of administrative and shareholder services.

The aggregate amount of these payments may be substantial and may represent a significant portion of the advisory and administrative fees charged by UBS Global AM. These payments do not increase the expenses of a fund, but are made by UBS Global AM (or its affiliate UBS Global AM (US)) out of its own legitimate profits or other resources. The payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Selling shares

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also be able to use the check-writing service to sell your shares. You may not close your account by check. Eligible participants who purchased the shares of Money Market Portfolio and/or U.S. Government Portfolio may sell their shares of the funds and transfer the proceeds back to the Deposit Account Sweep Program by contacting their Financial Advisor in person or by telephone or mail.

Also, if conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law. Additional information is available in the SAI.

Selling shares automatically

Subject to the terms of the Master Account Agreement governing your RMA or Business Services Account BSA or advisory program account, your fund shares will be sold automatically to settle any outstanding securities purchases, charges or other debits to your UBS Financial Services Inc. securities account, unless you instruct your Financial Advisor otherwise.

If you are not an eligible participant, shares of your primary money fund are always sold first. Shares in the other money funds will be sold, if necessary, in the following order: first, Money Market Portfolio; second, U.S. Government Portfolio; third, Tax-Free Fund; and fourth, California Municipal Money Fund or New York

UBS Global Asset Management	25

UBS RMA Funds

Municipal Money Fund. If you sell all your shares in a fund, you will receive cash credits to your UBS Financial Services Inc. securities account for dividends earned on those shares prior to the sale date.

If you are a participant in a Bank Sweep Program and also own shares of one or more funds, amounts to settle any outstanding securities purchases, charges or debits to your UBS Financial Services Inc. securities account will come from the following sources in the order indicated: first, proceeds from the sale of shares of Money Market Portfolio; second, proceeds from the sale of shares of U.S. Government Portfolio; third, proceeds from the sale of shares of Tax-Free Fund; fourth, proceeds from the sale of shares of California Municipal Money Fund or New York Municipal Money Fund; and fifth, funds on deposit at UBS AG, Stamford, Connecticut Branch; and finally, Bank Sweep Program balances.

Subject to the terms of the RMA, Business Services Account BSA and advisory programs, UBS Financial Services Inc. will sell fund shares automatically to satisfy outstanding debits and charges in your securities account. Debits include amounts due to UBS Financial Services Inc. on settlement date for securities purchases, margin loans, UBS Financial Services Inc. checks, federal funds wires arranged by UBS Financial Services Inc. and related fees. Charges include RMA and Business Services Account BSA checks, card purchases, ATM withdrawals, cash advances, Bill Payment Service payments and Automated Clearing House transfers, including Electronic Funds Transfer Debits. Shares are sold to cover debits on the day the debit is generated. Shares are sold automatically to cover RMA and Business Services Account BSA checks and card withdrawals on the day they are paid. Shares are sold automatically to cover card purchases at the end of the card’s monthly billing period. Shares are sold to pay for securities purchases on the settlement date.

More information regarding “Eligible Participants.”

The Deposit Account Sweep Program is available only to individuals, IRAs, trusts (as long as all beneficiaries of the trust accounts are natural persons or nonprofit organizations), sole proprietors, governmental entities and, effective September 23, 2013, participants that are retirement plans qualified under Section 401(a) or

Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the “Code”), or under any other employee retirement or welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Custodial accounts are eligible for the Deposit Account Sweep Program if each beneficiary is an eligible participant. The Deposit Account Sweep Program is not available to participants that are: (1) UBS Financial Services Institutional Consulting Program clients; (2) not resident in the United States; (3) retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Code, or under any other employee retirement or welfare plan subject to ERISA (until September 23, 2013, as discussed above); or (d) clients who are currently eligible for the Business Account Sweep Program.

The Business Account Sweep Program is available only to participants that are: (1) organized or operated to make a profit such as corporations, partnerships, associations, business trusts or other organizations; (2) nonprofit organizations, including organizations described in Sections 501(c)(3) through (13) and (19) of the Code; (3) estates; or (4) trusts (if one or more of the beneficiaries is a business entity). The Business Account Sweep Program is not available to participants that are: (1) UBS Financial Services Institutional Consulting Program clients; (2) not resident in the United States; (3) retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Code, or under any other employee retirement or welfare plan subject to ERISA; or (4) clients who are currently eligible for the Deposit Account Sweep Program.

(Additional information regarding sweep options for investors participating in the PACESM Select Advisors Program and PACESM Multi Advisor Program: These programs may provide for an allocation to another money market fund as part of an investment allocation plan; however, since your PACE investment is held within a UBS Financial Services Inc. brokerage account (e.g., an RMA account, a basic investment account, etc.), available cash balances in the brokerage portion of RMA accounts and basic investment accounts are automatically swept to the Deposit Account Sweep Program in accordance with the terms of your brokerage account agreement, which terms differ from those applicable to advisory accounts.)

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UBS RMA Funds

The list of eligible participants may change in the discretion of UBS Financial Services Inc.

Additional information about your account

It costs the funds money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement. Participants in a Bank Sweep Program who wish to increase their fund account balance to $500 or more will need to add sufficient cash to their securities accounts so that the bank deposit account cap and this minimum are both met. If the deposit account cap and fund minimum are not met, the proceeds from the sale of fund shares will be deposited in the investor’s securities account and swept into the bank deposit account. Alternatively, investors participating in the Deposit Account Sweep Program who wish to increase their fund account balance may do so as explained in the section above captioned “Buying shares of Money Market Portfolio and/or U.S. Government Portfolio by eligible participants.”

If you want to sell shares that you purchased recently, a fund may delay payment to assure that it has received good payment. If you purchased shares by check, this can take up to 15 days.

UBS Financial Services Inc. has the right to terminate your RMA or Business Services Account BSA brokerage account for any reason. In that case, UBS Financial Services Inc. will sell all of the fund shares held in the RMA or Business Services Account BSA brokerage account and will send you the proceeds within three business days.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

You will receive confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each fund will redeem the requested shares and make a payment. Each fund may postpone and/or suspend redemption and payment only as follows: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

Please note that additional fees may apply for optional RMA/Business Services Account BSA program services. Please refer to the program Account Information Booklet or speak with your Financial Advisor for information regarding program fees in addition to those listed in each “Fund summary” under the caption “Shareholder transaction expenses” appearing towards the front of this prospectus.

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UBS RMA Funds

Market timing

Frequent purchases and redemptions of fund shares could increase a fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could impact a fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the funds, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, each fund’s board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds’ prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost, unless the fund’s board (or its delegate) determines that this does not represent fair value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

Each fund typically calculates net asset value per share once each business day as of 12:00 noon, Eastern time.

Your price for buying or selling shares will be the net

asset value that is next calculated after the fund receives your order in good form.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund when shares are purchased other than through the automatic program described above.

Each fund’s board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to the fund’s portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; Section 4(2) commercial paper; securities or instruments that are restricted as to transfer or resale; illiquid instruments; and instruments for which the prices or values available do not, in the judgment of UBS Global AM, represent current market value. The need to fair value a fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

A fund’s portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time a fund’s shares are priced. Pursuant to a fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Each investment company generally values securities and other instruments in a manner as described in that investment company’s prospectus or similar document.

28	UBS Global Asset Management

UBS RMA Funds

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is each fund’s investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2013, UBS Global AM had approximately $155 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management worldwide as of June 30, 2013. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services group of industries.

Advisory and administration fees

Each fund’s advisory and administration fees are based on the fund’s average daily net assets. As a fund’s level of net assets becomes higher or lower, advisory and administration fees (and, consequently, total annual fund operating expenses) may vary, possibly materially, from those presented in this prospectus. For the most recent fiscal year ended June 30, 2013, UBS Global AM was entitled to advisory and administration fees from each fund at the following effective annual rates based on average daily net assets:

Money Market Portfolio	0.34%
U.S. Government Portfolio	0.36
Tax-Free Fund	0.38
California Municipal Money Fund	0.42
New York Municipal Money Fund	0.43

Money Market Portfolio and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive a portion of its management fees and/or reimburse the fund so that the fund’s aggregate management and service fees do not exceed a specified level. UBS Global AM may also voluntarily waive fees and/or reimburse fund expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive its fees and/or reimburse expenses. Waivers/reimbursements may impact a fund’s performance.

After taking into account voluntary and contractual fee waivers/expense reimbursements, for the fiscal year ended June 30, 2013, the funds paid advisory and administration fees to UBS Global AM at the following effective annual rates based on average daily net assets:

Money Market Portfolio	0.15%
U.S. Government Portfolio	0.11
Tax-Free Fund	0.08
California Municipal Money Fund	0.07
New York Municipal Money Fund	0.08

A discussion regarding the basis for each fund’s board’s approval of the fund’s Investment Advisory and Administration Contract is available in the fund’s semiannual report to shareholders for the fiscal period ended December 31, 2012.

Other information

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

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UBS RMA Funds

Dividends and taxes

Dividends

Each fund declares dividends daily and pays them monthly. Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of a fund unless you elect to receive them in cash. Contact your Financial Advisor at UBS Financial Services Inc. or one of its correspondent firms if you prefer to receive dividends in cash. Shares earn dividends on the day they are purchased but not on the day they are sold. Any dividends distributed by the Tax-Free Fund, California Municipal Money Fund and New York Municipal Money Fund derived from taxable interest or capital gains will be subject to federal income tax. In addition, dividends paid by these funds may be taxable under state or local law (except as discussed below) even though all or a portion of these dividends are not subject to federal taxation.

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from Money Market Portfolio and U.S. Government Portfolio generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

The exemption from federal and/or certain state taxes for dividends paid by the municipal money funds will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to such federal or state taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax exempt dividends. As a result, the municipal funds are generally not an appropriate investment for tax sheltered retirement plans.

Some states and localities do not tax dividends that are attributable to interest on US Treasury securities and certain other government securities under certain circumstances.

The dividends that you receive from Tax-Free Fund, California Municipal Money Fund and New York Municipal Money Fund generally are not subject to federal income tax.

In addition, California Municipal Money Fund seeks to pay dividends that are exempt from California personal income tax, and New York Municipal Money Fund seeks to pay dividends that are exempt from New York State and New York City personal income taxes.

Each fund will tell you annually how you should treat its dividends for tax purposes. If you are subject to alternative minimum tax, a portion of the dividends paid by a fund may be included in computing such tax.

You will not recognize any gain or loss on the sale of a fund’s shares so long as the fund maintains a share price of $1.00.

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UBS RMA Funds

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents will generally be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the SAI.

UBS Global Asset Management	31

UBS RMA Funds

Disclosure of portfolio holdings

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and annual and semiannual reports to shareholders from the funds upon request by calling 1-800-647 1568. The semiannual and annual reports for each fund will be posted on the fund’s Web site at http://www.ubs.com/usmoneymarketfundsholdings.

Each fund will disclose on UBS Global AM’s Web site, within five business days after the end of each month: (1) a complete schedule of portfolio holdings and information regarding the weighted average maturity of the fund, and (2) an update showing additional portfolio characteristics, such as exposure to European banks and their affiliates, broken down by country, including weighted average life or weighted average maturity information per country. This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/usmoneymarketfundsholdings. In addition, each fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. Each fund’s Forms N-MFP will be available on the SEC’s Web site, on a delayed basis; UBS Global AM’s Web site will also contain a link to these filings which will become publicly available two months after filing with the SEC.

Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

32	UBS Global Asset Management

UBS RMA Funds

Financial highlights

The following financial highlights tables are intended to help you understand the funds’ financial performance for the past five years. Certain information reflects financial results for a single fund share. In the tables, “total investment return” represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report to shareholders. You may obtain the funds’ annual report without charge by calling 1-800-647 1568.

UBS Global Asset Management	33

UBS RMA Funds

Money Market Portfolio

Financial highlights (continued)

	Years ended June 30,
	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.010
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.02%	1.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.55%	0.55%	0.64%	0.70%	0.71%
Expenses after fee waivers and/or expense reimbursements	0.21%	0.17%	0.26%	0.26%	0.58%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.02%
Supplemental data:
Net assets, end of year (in millions)	$11,081	$13,032	$15,379	$14,392	$16,463

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

34	UBS Global Asset Management

UBS RMA Funds

U.S. Government Portfolio

Financial highlights (continued)

	Years ended June 30,
	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.005
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.02%	0.52%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.54%	0.53%	0.54%	0.55%	0.56%
Expenses after fee waivers and/or expense reimbursements	0.14%	0.10%	0.19%	0.22%	0.53%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.37%
Supplemental data:
Net assets, end of year (in millions)	$2,626	$3,782	$3,644	$3,626	$4,662

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

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UBS RMA Funds

Tax-Free Fund

Financial highlights (continued)

	Years ended June 30,
	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.007
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.01%	0.71%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.59%	0.58%	0.58%	0.59%	0.60%
Expenses after fee waivers and/or expense reimbursements	0.14%	0.14%	0.24%	0.27%	0.57%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.70%
Supplemental data:
Net assets, end of year (in millions)	$3,260	$3,919	$4,108	$4,433	$5,861

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

36	UBS Global Asset Management

UBS RMA Funds

California Municipal Money Fund

Financial highlights (continued)

	Years ended June 30,
	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.006
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
Distributions from net realized gains	(0.000)[2]	—	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.01%	0.01%	0.02%	0.63%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.63%	0.62%	0.63%	0.64%	0.62%
Expenses after fee waivers and/or expense reimbursements	0.13%	0.12%	0.23%	0.23%	0.54%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.64%
Supplemental data:
Net assets, end of year (in millions)	$822	$894	$883	$1,003	$1,219

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

UBS Global Asset Management	37

UBS RMA Funds

New York Municipal Money Fund

Financial highlights (concluded)

	Years ended June 30,
	2013	2012	2011[1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.006
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.01%	0.01%	0.01%	0.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.64%	0.65%	0.65%	0.65%	0.63%
Expenses after fee waivers and/or expense reimbursements	0.14%	0.14%	0.24%	0.24%	0.55%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.66%
Supplemental data:
Net assets, end of year (in millions)	$692	$703	$760	$864	$1,090

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

38	UBS Global Asset Management

If you want more information about a fund, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a fund’s investments is available in the fund’s annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and its SAI by contacting the funds directly at 1-800-647 1568. The funds’ annual and semiannual reports and their SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the funds and make shareholder inquiries via the telephone number above.

You may review and copy information about a fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You may get copies of reports and other information about a fund:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520; or

•	Free from the EDGAR Database on the SEC’s Internet Web site at: http://www.sec.gov.

©UBS 2013. All rights reserved.

UBS RMA Money Fund Inc.

—Money Market Portfolio

—U.S. Government Portfolio

Investment Company Act File No. 811-3503

UBS RMA Tax-Free Fund Inc.

Investment Company Act File No. 811-3504

UBS Managed Municipal Trust

—RMA California Municipal Money Fund

—RMA New York Municipal Money Fund

Investment Company Act File No. 811-3946

RMA1

Money Market Funds	Prospectus

UBS Retirement Money Fund

Prospectus

August 29, 2013

Ticker symbol:  PWRXX

This prospectus offers shares of this money market fund to individual retirement accounts and qualified retirement plans.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Retirement Money Fund

Contents

The fund
What every investor should know about the fund

Fund summary	Page 3

More information about the fund	Page 6

Your investment
Information for managing your fund account
Managing your fund account	Page 9
—Buying shares
—Selling shares
—Additional information about your account
—Retirement plan withdrawals
—Market timing
—Pricing and valuation

Additional information
Additional important information about the fund
Management	Page 15
Dividends and taxes	Page 16
Disclosure of portfolio holdings	Page 17
Financial highlights	Page 18
Where to learn more about the fund	Back Cover

The fund is not a complete or balanced investment program.

2	UBS Global Asset Management

UBS Retirement Money Fund

Fund summary

Investment objective

Current income consistent with liquidity and conservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.39%
Service (12b-1) fees	0.15
Other expenses	0.12
Total annual fund operating expenses	0.66

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
UBS Retirement Money Fund	$67	$211	$368	$822

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management	3

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.16%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

4	UBS Global Asset Management

Average annual total returns

(for the periods ended December 31, 2012)

One year	0.01%
Five years	0.46
Ten years	1.46

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as the investment advisor to the fund.

Purchase & sale of fund shares

Fund shares are offered to retirement plans, including individual retirement accounts, through securities accounts established as retirement plan sweep accounts at UBS Financial Services Inc. or one of its correspondent firms. You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

Retirement plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from a retirement plan will be taxable as ordinary income.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary’s Web site for more information.

UBS Global Asset Management	5

UBS Retirement Money Fund

More information about the fund

Additional information about the investment objective

The fund’s investment objective may not be changed without shareholder approval.

Additional information about investment strategies

The fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Like all money market funds, the fund is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. The fund’s investment strategies are designed to comply with these requirements. The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

The fund may invest to a limited extent in shares of similar money market funds.

Additional information about principal risks

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Market risk. The market value of the fund’s investments may fluctuate as the markets fluctuate. Market fluctuation may affect the fund’s ability to maintain a $1.00 share price. Market risk, sometimes dramatically or unpredictability, may affect a single issuer, industry, section of the economy or geographic region, or it may affect the market as a whole. Volatility of financial markets can expose the fund to greater market risk, possibly resulting in greater illiquidity and valuation risks. Moreover, market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions, including countries and regions in which the fund invests, due to increasingly interconnected global economies and financial markets. Additionally, market conditions and legislative, regulatory, or tax developments may affect the investment techniques available to the advisor in connection with managing the fund and may result in increased regulation of the fund or its investments, and, in turn, may adversely affect the ability of the fund to achieve its investment objective and the fund’s performance.

6	UBS Global Asset Management

UBS Retirement Money Fund

US Government securities risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset-backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund’s investments will fall. Also, the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund’s income generally will tend to fall more slowly.

Foreign investing risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Liquidity risk. The fund’s investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk. There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to the fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional risks

Money market fund regulatory risk. The US Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds. As of the date of this prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the fund.

Securities lending risk. Securities lending involves the lending of portfolio securities owned by the fund to qualified broker-dealers and financial institutions. When lending portfolio securities, the fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund’s lending agent.

Structured security risk. The fund may purchase securities representing interests in underlying assets, but

UBS Global Asset Management	7

UBS Retirement Money Fund

structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Other defensive positioning. During adverse market conditions or when the advisor believes there is an insufficient supply of appropriate money market securities in which to invest, the fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, the fund may not be able to fully pursue its investment objective. Such positions may also subject the fund to additional risks, such as increased exposure to cash held at a custodian bank.

8	UBS Global Asset Management

UBS Retirement Money Fund

Managing your fund account

Buying shares

Introduction. Fund shares are offered to retirement plans, including individual retirement accounts, through securities accounts established as retirement plan sweep accounts at UBS Financial Services Inc. or one of its correspondent firms. The types of retirement plans that are eligible to buy fund shares are described below. You can open a retirement plan sweep account by contacting your Financial Advisor.

Automatic deposit account sweep program. UBS Financial Services Inc. administers a bank deposit sweep program under which free cash balances in client securities accounts are swept into interest-bearing deposit accounts (“Deposit Account Sweep Program”).

Investors who are eligible to participate in the Deposit Account Sweep Program are referred to as “eligible participants” below to distinguish them from other investors in the fund. Please see below for more information about eligible participants in the Deposit Account Sweep Program.

UBS Financial Services Inc. accounts of eligible participants automatically default to the Deposit Account Sweep Program as their primary sweep vehicle. This means that free cash balances (that is, immediately available funds) of eligible participants will be automatically deposited in interest-bearing deposit accounts. All accounts participating in the Deposit Account Sweep Program are subject to an automatic dollar limit or “cap” of $250,000 per account owner, which will apply to the amount that can be swept into interest-bearing deposit accounts under the Deposit Account Sweep Program. Available balances in excess of the cap will be automatically invested, for advisory accounts, in a fund based on program and account type, and for brokerage accounts, in deposit accounts at UBS AG unless a fund is selected by the eligible participant. (If you are unsure whether your account is classified as an “advisory account” or a “brokerage account,” please contact your Financial Advisor.)

Certain limitations apply. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

Eligible participants in the Deposit Account Sweep Program may also purchase shares of the fund from their available balances. See “Buying shares of the fund by eligible participants” below.

Background information. Your order to purchase fund shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The fund has adopted a plan under rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.15% of its average daily net assets.

The fund, UBS Financial Services Inc. and UBS Global AM have the right to reject a purchase order and to suspend the offering of the fund’s shares for a period of time or permanently.

Buying shares of the fund by eligible participants

Eligible participants may withdraw available balances in the Deposit Account Sweep Program in order to directly purchase shares of the fund. The fund has a $5,000 minimum investment requirement for those eligible participants purchasing shares of the fund by withdrawing from the Deposit Account Sweep Program. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

Minimum investments

Except as noted above with respect to buying shares of the fund by eligible participants, the fund has no minimum for initial investments or to add to an

UBS Global Asset Management	9

UBS Retirement Money Fund

account, but reserves the right to establish minimum investment requirements at any time.

Buying shares automatically

Non-eligible participants. Once your fund account is opened, immediately available funds in your retirement plan sweep account are automatically invested in the fund on a daily basis for settlement the next business day, when federal funds normally are available. For cash balances arising from the sale of securities held in a retirement plan sweep account, federal funds availability can sometimes take longer.

Eligible participants for the Deposit Account Sweep Program. UBS Financial Services Inc. accounts for eligible participants will automatically default to the Deposit Account Sweep Program as noted above. Available balances in brokerage accounts in excess of the automatic dollar limit cap will be automatically deposited to UBS AG, Stamford, Connecticut Branch unless a money market fund has been selected or assigned by program and account type in the advisory programs.

Buying shares by check

You may buy fund shares by depositing a check from a US bank into your retirement plan sweep account. You should make your check payable to UBS Retirement Money Fund and include your retirement plan sweep account number on the check. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of the automatic dollar limit cap on investments in the Deposit Account Sweep Program) may buy shares by check.

Federal funds are deemed available to the fund two business days after the deposit of a personal check and one business day after deposit of a cashier’s or certified check. UBS Financial Services Inc. may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

Buying shares by wire

You may buy fund shares by instructing your bank to transfer federal funds by wire to:

UBS AG

ABA 026007993

UBS Financial Services Inc.—Retirement Money Fund

A/C 101WA258640000

[Account Name]/[Brokerage Account Number]

The wire must include your name and retirement plan brokerage account number. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of the cap on investments in the Deposit Account Sweep Program) may buy shares by wire. Investors wishing to transfer federal funds directly into their retirement plan sweep accounts should contact their UBS Financial Services Inc. Financial Advisors or correspondent firms for appropriate wire instructions.

If UBS Financial Services Inc. receives funds in the account for a purchase of fund shares by 12:00 noon, Eastern time, on a business day, UBS Financial Services Inc. will execute the purchase on that day. Otherwise, UBS Financial Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire transfers/purchases.

Retirement plans eligible to buy fund shares

Retirement plans available through UBS Financial Services Inc. that are eligible to buy fund shares (subject to the Deposit Account Sweep Program noted above) include:

•	individual retirement accounts (e.g., traditional, roll-over and “SIMPLE” IRAs);

•	simplified employee pension plans;

•	cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

•	profit sharing plans;

•	money purchase plans;

•	defined benefit plans;

•	target benefit plans; and

•	self-employed plans (i.e., “Keoghs”).

10	UBS Global Asset Management

UBS Retirement Money Fund

Other retirement plans also may hold assets in custody at UBS Financial Services Inc. or its correspondent firms and may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these retirement plans.

Although the amount that you may contribute to a retirement plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in a retirement plan without regard to these limitations.

If UBS Financial Services Inc., UBS Global AM, UBS Trust Company N.A. or any of their affiliates serve as investment manager for, provide investment advice to, or otherwise are fiduciaries within the meaning of the Employee Retirement Income Security Act or the Internal Revenue Code of 1986, as amended (the “Code”) to the retirement plan, the plan may not buy fund shares. This prohibition does not include retirement plans for which UBS Financial Services Inc., UBS Global AM, UBS Trust Company N.A. or an affiliate may be considered a fiduciary solely because it sponsors a master or prototype plan or because it provides nondiscretionary trust services to a retirement plan.

Additional compensation to affiliated dealer

UBS Global AM has entered into an agreement with its affiliate, UBS Financial Services Inc., under which UBS Global AM (or its affiliate UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”)) pays UBS Financial Services Inc. additional compensation in connection with the sale of fund shares and the provision of administrative and shareholder services.

The aggregate amount of these payments may be substantial and may represent a significant portion of the advisory and administrative fees charged by UBS Global AM. These payments do not increase the expenses of the fund, but are made by UBS Global AM (or its affiliate UBS Global AM (US)) out of its own legitimate profits or other resources. The payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Selling shares

You may sell your shares by contacting your Financial Advisor. Your fund shares will also be sold automatically to settle any outstanding securities purchases or other debits to your retirement plan sweep account, unless you instruct your Financial Advisor otherwise. Eligible participants who purchased shares of the fund may sell their shares and transfer the proceeds back to the Deposit Account Sweep Program by contacting their Financial Advisor in person or by telephone or mail.

If you are a participant in the Deposit Account Sweep Program and also own shares of the fund, shares of the fund are always sold first to settle any outstanding securities purchases or other debits to your retirement plan sweep account. If there are insufficient amounts in the fund, then cash withdrawals will be made from your bank deposit account to satisfy the debits.

If the proceeds from selling your fund shares remain in the retirement plan sweep account, the adverse tax consequences described below for certain retirement plan distributions will not occur.

More information regarding “Eligible Participants.”

The Deposit Account Sweep Program is available only to individuals, IRAs, trusts (as long as all beneficiaries of the trust accounts are natural persons or nonprofit organizations), sole proprietors, governmental entities and, effective September 23, 2013, participants that are retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Code, or under any other employee retirement or welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Custodial accounts are eligible for the Deposit Account Sweep Program if each beneficiary is an eligible participant. “Eligible Participants” does not include participants that are: (1) organized or operated to make a profit such as corporations, partnerships, associations, business trusts or other organizations, (2) nonprofit organizations, including organizations described in Sections 501(c)(3) through (13) and (19) of the Code, (3) estates, (4) accounts in the UBS Financial Services Institutional Consulting Program, (5) not resident in the United States or (6) retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Code, or under any other employee retirement or welfare plan subject to ERISA (until September 23, 2013, as discussed above) (Additional information regarding sweep options for investors participating in the PACESM Select Advisors

Program and PACESM Multi Advisor Program: These programs may provide for an allocation to another money market fund as part of an investment allocation plan; however, since your PACE investment is held within a

UBS Global Asset Management	11

UBS Retirement Money Fund

UBS Financial Services brokerage account (e.g., an RMA account, a basic investment account, etc.), available cash balances in the brokerage portion of RMA accounts and basic investment accounts are automatically swept to the Deposit Account Sweep Program in accordance with the terms of your brokerage account agreement, which terms differ from those available to advisory accounts.)

The list of eligible participants may change in the discretion of UBS Financial Services Inc.

Additional information about your account

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $250. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $250 or more within 60 days. This notice may appear on your account statement. Participants in the Deposit Account Sweep Program who wish to increase their fund account balance to $250 or more will need to add sufficient cash to their securities accounts so that the bank deposit account cap and this minimum are both met. If the deposit account cap and fund minimum are not met, the proceeds from the sale of fund shares will be deposited in the investor’s securities account and swept into the bank deposit account. Alternatively, investors participating in the Deposit Account Sweep Program who wish to increase their fund account balance may do so as explained in the section above captioned “Buying shares of the fund by eligible participants.”

If you sell all your shares, you will receive cash credits to your retirement plan sweep account for dividends earned on those shares to the date of sale.

If you want to sell shares that you purchased recently, the fund may delay payment to assure that it has received good payment. If you purchased shares by check, this can take up to 15 days.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

You will receive confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the fund will redeem the requested shares and make a payment. The fund may postpone and/or suspend redemption and payment only as follows: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the net asset value of shares of the fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

Retirement plan withdrawals

A participant’s withdrawals from a retirement plan are generally taxable as ordinary income for federal income tax purposes unless they are rolled over tax free to another eligible retirement plan. Withdrawals prior to the time the participant reaches age 59 1/2, becomes permanently disabled or, for certain employer-sponsored plans, is separated from service of the employer who sponsored

12	UBS Global Asset Management

UBS Retirement Money Fund

the plan after reaching age 55, may be subject to an additional 10% penalty tax. Certain distributions from qualified plans which are eligible for rollover treatment will be subject to mandatory 20% withholding if not directly rolled over to an eligible retirement plan. You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your retirement plan and whether an exemption from the 10% penalty tax might apply. The plan administrator of a qualified plan is required to provide plan participants with a written explanation of the participant’s right to make a direct rollover of eligible distributions and the withholding consequences of not doing so.

Market timing

Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds’ prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost, unless the fund’s board (or its delegate) determines that this does not represent fair value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund typically calculates net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund receives your order in good form.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund when shares are purchased other than through the automatic program described above.

The fund’s board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to the fund’s portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; Section 4(2) commercial paper; securities or instruments that are restricted as to transfer or resale; illiquid instruments; and instruments for which the prices or values available do not, in the judgment of UBS Global AM, represent current market value. The need to fair value the fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund’s portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the

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UBS Retirement Money Fund

time the fund’s shares are priced. Pursuant to the fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Each investment company generally values securities and other instruments in a manner as described in that investment company’s prospectus or similar document.

14	UBS Global Asset Management

UBS Retirement Money Fund

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the fund’s investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2013, UBS Global AM had approximately $155 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management worldwide as of June 30, 2013. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services group of industries.

Advisory and administration fees

The fund’s advisory and administration fees are based on the fund’s average daily net assets. As the fund’s level of net assets becomes higher or lower, advisory and administration fees (and, consequently, total annual fund operating expenses) may vary, possibly materially, from those presented in this prospectus. For the most recent fiscal year ended June 30, 2013, UBS Global AM was entitled to advisory and administration fees from the fund at the effective annual rate of 0.39% of the fund’s average daily net assets.

UBS Global AM may voluntarily waive fees and/or reimburse fund expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/ or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive its fees and/or reimburse expenses. Waivers/reimbursements may impact the fund’s performance.

After taking into account voluntary waivers/expense reimbursements, for the fiscal year ended June 30, 2013, the fund paid advisory and administration fees to UBS Global AM at the effective annual rate of 0.08% of the fund’s average daily net assets.

A discussion regarding the basis for the board’s approval of the fund’s Investment Advisory and Administration Contract is available in the fund’s semiannual report to shareholders for the fiscal period ended December 31, 2012.

Other information

To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

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UBS Retirement Money Fund

Dividends and taxes

Dividends

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

Taxes

Retirement plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from a retirement plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

•	reaches age 59 1/2;

•	becomes permanently disabled; or

•	for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your retirement plan.

The failure of a retirement plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a retirement plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a retirement account or plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents will generally be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund’s SAI.

16	UBS Global Asset Management

UBS Retirement Money Fund

Disclosure of portfolio holdings

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. The fund’s Forms N-Q and Forms N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and annual and semiannual reports to shareholders from the fund upon request by calling 1-800-647 1568. The semiannual and annual reports for the fund will be posted on the fund’s Web site at http://www.ubs.com/usmoneymarketfundsholdings.

The fund will disclose on UBS Global AM’s Web site, within five business days after the end of each month: (1) a complete schedule of portfolio holdings and information regarding the weighted average maturity of the fund, and (2) an update showing additional portfolio characteristics, such as exposure to European banks and their affiliates, broken down by country, including weighted average life or weighted average maturity information per country. This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/usmoneymarketfundsholdings. In addition, the fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The fund’s Forms N-MFP will be available on the SEC’s Web site, on a delayed basis; UBS Global AM’s Web site will also contain a link to these filings which will become publicly available two months after filing with the SEC.

Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

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UBS Retirement Money Fund

Financial highlights

The following financial highlights table is intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. In the table, “total investment return” represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s annual report to shareholders. The annual report may be obtained without charge by calling 1-800-647 1568.

	Years ended June 30,
	2013	2012	2011 [1]	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.009
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.009)
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.009)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.01%	0.96%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.66%	0.67%	0.72%	0.74%	0.75%
Expenses after fee waivers and/or expense reimbursements	0.20%	0.19%	0.26%	0.27%	0.66%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.90%
Supplemental data:
Net assets, end of year (in millions)	$1,310	$1,326	$1,418	$1,551	$1,984

[1]

The investment advisory and administration functions for the fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

18	UBS Global Asset Management

If you want more information about the fund, the following documents are available free upon request:

Annual/semiannual reports

Additional information about the fund’s investments is available in its annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. The fund’s annual and semiannual reports and its SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the fund and make shareholder inquiries via the telephone number above.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the fund:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or

•	Free from the EDGAR Database on the SEC’s Internet Web site at: http://www.sec.gov.

©UBS 2013. All rights reserved.

UBS RMA Money Fund Inc.—UBS Retirement Money Fund

Investment Company Act File No. 811-3503

Q-423

Money Market Funds	Statement of Additional Information

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

Statement of Additional Information

August 29, 2013

1285 Avenue of the Americas,

New York, New York 10019-6028

Statement of Additional Information

The five funds named above are professionally managed money market funds organized as open-end investment companies or series of open-end investment companies. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are diversified series of UBS RMA Money Fund Inc., and UBS RMA Tax-Free Fund Inc. also is a diversified fund. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are non-diversified series of UBS Managed Municipal Trust.

The funds’ investment advisor and administrator is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) serves as principal underwriter for the funds. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

Portions of the funds’ annual report to shareholders are incorporated by reference into this Statement of Additional Information (“SAI”). The annual report accompanies this SAI. You may obtain an additional copy of the annual report without charge by calling toll-free 1-800-647 1568.

This SAI is not a prospectus and should be read only in conjunction with the funds’ current prospectus, dated August 29, 2013. A copy of the prospectus may be obtained by contacting any Financial Advisor at UBS Financial Services Inc. or correspondent firm or by calling 1-800-647 1568. The prospectus also contains more complete information about each fund. You should read it carefully before investing. This SAI is dated August 29, 2013.

Ticker symbols:

Money Market Portfolio	RMAXX
U.S. Government Portfolio	RUSXX
Tax-Free Fund	RTFXX
California Municipal Money Fund	RCAXX
New York Municipal Money Fund	RNYXX

The funds and their investment policies

Each fund’s investment objective may not be changed without shareholder approval. Except where noted, the investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund maintains a dollar-weighted average portfolio maturity of 60 days or less; each fund maintains a dollar-weighted average life for its portfolio of 120 days or less.

Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by its board, present minimal credit risks and are “First Tier Securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“rating agencies”), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

Each fund (other than Money Market Portfolio) will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the type of investment suggested by its name.

The funds have not repeated the above noted parenthetical regarding borrowings each time a percentage test is recited; however, the funds will interpret these name-related policies as if the following phrase appeared immediately after the words “net assets”: “(plus the amount of any borrowing for investment purposes).” If subsequent to an investment, a fund’s 80% policy is no longer met (e.g., a fund receives a very large influx of cash to invest from new shareholders), then, under normal circumstances, the fund’s future investments will be made in a manner that will bring the fund’s investments back in line with the 80% threshold.

Tax-Free Fund, California Municipal Money Fund and New York Municipal Money Fund may be referred to collectively as the “municipal money market funds.”

Money Market Portfolio

Money Market Portfolio’s investment objective is to provide maximum current income consistent with liquidity and conservation of capital. The fund’s investments include (1) US and non-US government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and non-US corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities.

The fund may invest in obligations (including certificates of deposit, bankers’ acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund’s investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days. The fund may invest up to 5% of its net assets in investments the income from which is exempt from federal income tax, such as tax-exempt commercial paper and short-term municipal notes, which are described further below.

The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities (defined above) of a single issuer for a period of up to three business days. The fund may purchase only US dollar denominated obligations of non-US issuers.

The fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. The fund also will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund’s yield. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See “The funds’ investments, related risks and limitations—Investment limitations” for more information regarding borrowing. The fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

U.S. Government Portfolio

U.S. Government Portfolio’s investment objective is to provide maximum current income consistent with liquidity and the conservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. The fund may also invest in the securities of other investment companies that invest in these instruments. U.S. Government Portfolio’s 80% policy, as described above, is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

The fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. The fund also will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund’s yield. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See “The funds’ investments, related risks and limitations—Investment limitations” for more information regarding borrowing. The fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

Tax-Free Fund

Tax-Free Fund’s investment objective is to provide maximum current income exempt from federal income tax consistent with liquidity and conservation of capital. Under normal circumstances, the fund will invest at least 80% of its net assets in investments the income from which is exempt from federal income tax. The fund invests primarily in money market instruments issued by states, municipalities, public authorities and other issuers, the interest on which is exempt from federal income tax (“municipal securities”). The fund also may purchase participation interests in municipal securities. Participation interests are pro rata interests in securities held by others. The 80% policy adopted by the fund is a “fundamental” investment policy, and the fund may not deviate from its 80% policy without the approval of its shareholders.

Under normal market conditions, the fund intends to invest in municipal securities that pay AMT exempt interest—that is, interest that is not an item of tax preference for purposes of the federal alternative minimum tax (“AMT”).

However, the fund may invest in securities that pay interest that is subject to the AMT if, in UBS Global AM’s judgment, market conditions warrant; however, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the AMT.

The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities (as defined above) of a single issuer for a period of up to three business days. The fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. The fund also will comply with the weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund’s yield. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See “The funds’ investments, related risks and limitations—Investment limitations” for more information regarding borrowing. The fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

California Municipal Money Fund

California Municipal Money Fund’s investment objective is to provide maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital. Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. “California municipal securities” are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. The fund also may purchase participation interests in California municipal securities. Participation interests are pro rata interests in securities held by others. The 80% policy adopted by the fund is a “fundamental” investment policy, and the fund may not deviate from this 80% policy without the approval of its shareholders.

Under normal market conditions, the fund intends to invest in California municipal securities that pay AMT exempt interest—that is, interest that is not an item of tax preference for purposes of the federal alternative minimum tax (“AMT”). However, the fund may invest in securities that pay interest that is subject to the AMT if, in UBS Global AM’s judgment, market conditions warrant; however, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the AMT.

As a single state money market fund, the fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total assets. The fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. The fund also will comply with the weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund’s yield. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See “The funds’ investments, related risks and limitations—Investment limitations” for more information regarding borrowing. The fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

New York Municipal Money Fund

New York Municipal Money Fund’s investment objective is to provide maximum current income exempt from federal income tax and New York State and New York City personal income taxes consistent with liquidity and conservation of capital. Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. “New York municipal securities” are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes. The fund also may purchase participation interests in New York municipal securities. Participation interests are pro rata interests in securities held by others. The 80% policy adopted by the fund is a “fundamental” investment policy, and the fund may not deviate from the 80% policy without the approval of its shareholders.

Under normal market conditions, the fund intends to invest in New York municipal securities that pay AMT exempt interest—that is, interest that is not an item of tax preference for purposes of the federal alternative minimum tax (“AMT”). However, the fund may invest in securities that pay interest that is subject to the AMT if, in UBS Global AM’s judgment, market conditions warrant; however, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the AMT.

As a single state money market fund, the fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total assets. The fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. The fund also will comply with the weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund’s yield. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See “The funds’ investments, related risks and limitations—Investment limitations” for more information regarding borrowing. The fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

The funds’ investments, related risks and limitations

The following supplements the information contained in the funds’ prospectus and above concerning each fund’s investments, related risks and limitations. Except as otherwise indicated in the prospectus or SAI, no fund has established policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

Yields and credit ratings of money market instruments; First Tier Securities.    The yields on the money market instruments in which each fund invests (such as US government securities, commercial paper, bank obligations and municipal securities) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund’s portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, a fund’s board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by three or more rating agencies at the time of purchase that subsequently receives a rating below the highest rating category from one of those rating agencies or a different rating agency may continue to be considered a First Tier Security.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax and (when available) from the AMT, California personal income tax and New York State and New York City personal income taxes are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither UBS Global AM nor a fund will review the proceedings relating to the issuance of municipal securities or the basis for these opinions. An issuer’s obligations under its municipal securities are subject to the bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal securities held by a fund or the exempt-interest dividends received by a fund’s shareholders, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of and interest on their municipal securities may be materially and adversely affected.

US Government securities.    US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises that are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as securities issued by the Federal Housing Administration and Ginnie Mae (formally known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (formally known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (formally known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so.

Money Market Portfolio and U.S. Government Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

Commercial paper and other short-term obligations.    Money Market Portfolio may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the US Securities and Exchange Commission (“SEC”). Descriptions of certain types of short-term obligations are provided below.

Asset-backed securities.    The funds may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. For taxable money market funds, these assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Certain municipal securities are also structured as asset-backed securities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See “The funds’ investments, related risks and limitations—Credit and liquidity enhancements.”

Variable and floating rate securities and demand instruments.    Money Market Portfolio and US Government Portfolio may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, Money Market Portfolio may purchase variable and floating rate securities of municipal and other issuers, including tender option bonds, to the extent otherwise consistent with the fund’s investment objective and policies. The municipal money market funds may purchase variable and floating rate securities of municipal issuers, including tender option bonds. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund’s investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The funds will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See “The funds’ investments, related risks and limitations—Credit and liquidity enhancements.”

Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to a fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

Auction rate and remarketed preferred stock.    Each fund may purchase certain types of auction rate preferred stock (“ARPS”) and/or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost; other holders may suffer a partial or complete loss of liquidity. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

The funds’ investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies that are not themselves money market funds. See “The funds’ investments, related risks and limitations—Investments in other investment companies.”

Variable amount master demand notes.    Money Market Portfolio may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

Investing in non-US securities.    Money Market Portfolio’s investments in US dollar denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of non-US deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund’s investments.

Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as US issuers. The fund’s investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulators.

Credit and liquidity enhancements.    A fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when the fund wishes to do so.

Illiquid securities.    The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, restricted securities and municipal lease obligations (including certificates of participation) other than those UBS Global AM has determined are liquid pursuant to guidelines established by each fund’s board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than that which prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority (previously, the National Association of Securities Dealers, Inc.). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

Each board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes, or are expected to make quotes, for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund’s portfolio and reports periodically on such decisions to the applicable board.

In making determinations as to the liquidity of municipal lease obligations, UBS Global AM will distinguish between direct investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established means of securitization, UBS Global AM does not believe that investing in such securities presents the same liquidity issues as direct investments in municipal lease obligations.

UBS Global AM also monitors each fund’s overall holdings of illiquid securities. If a fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of a fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund’s holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

Repurchase agreements.    Money Market Portfolio and U.S. Government Portfolio each may enter into repurchase agreements with respect to any security in which it is authorized to invest, except that securities subject to repurchase agreements may have maturities in excess of 13 months. Each municipal money market fund may enter into repurchase agreements with respect to US government securities, commercial paper, bank certificates of deposit and bankers’ acceptances. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations, may require the fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

Reverse repurchase agreements.    Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or other liquid assets on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and a fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See “The funds’ investments, related risks and limitations—Segregated accounts.”

Counterparties.    A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the funds do business.

Operations risk.    Each fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

When-issued and delayed delivery securities.    Each fund may purchase securities on a “when-issued” basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in a fund’s incurring a loss or missing an opportunity to make an alternative investment.

A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund’s net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or other liquid assets on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. A fund’s when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.

Each fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. Each municipal money market fund expects that commitments to purchase when-issued or delayed delivery securities normally will not exceed 25% of its assets. See also “The funds’ investments, related risks and limitations—Segregated accounts.”

Investments in other investment companies.    Each fund may invest in securities of other money market funds and in certain securities of closed-end investment companies, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund’s aggregate investments in other investment companies that are not themselves money market funds to no more than 10% of its total assets, subject to a number of exceptions under SEC rules. A fund’s investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and/or other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. Each fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund’s liquidity. See also “The funds’ investments, related risks and limitations—Auction rate and remarketed preferred stock.”

Lending of portfolio securities.    Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund’s portfolio securities must maintain acceptable collateral with the fund’s custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will seek to retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when retaining such rights is considered to be in a fund’s interest.

State Street Bank and Trust Company has been approved to serve as lending agent and receives fees for such services.

Segregated accounts.    When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or other liquid assets, marked to market daily, in an amount at least equal to its obligations under the commitment.

Non-diversified status of single state municipal money market funds.    California Municipal Money Fund and New York Municipal Money Fund are “non-diversified funds,” as that term is defined in the Investment Company Act. In general, a non-diversified fund is not subject to certain limitations on its ability to invest more than 5% of its total assets in securities of a single issuer with respect to 75% of its assets. Rule 2a-7 under the Investment Company Act, however, imposes more stringent diversification requirements on money market funds. For single state municipal money market funds, Rule 2a-7 generally requires that the securities of a single issuer may not exceed 5% of the fund’s total assets with respect to at least 75% of its assets. Nonetheless, a single state municipal money market fund may be subject to greater risk than a money market fund that is more “diversified,” because changes in the financial condition of a single issuer may cause greater fluctuations in its yield or in its ability to maintain a constant net asset value per share.

Types of municipal securities.    Each municipal money market fund may invest in a variety of municipal securities, as described below:

Municipal bonds.    Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer’s counsel. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term “municipal bonds” also includes “moral obligation” issues, which are normally issued by special purpose authorities. In the case of such issues, an express or implied “moral obligation” of a related government unit is pledged to the payment of the debt service but is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.

Municipal securities and issuers of municipal securities may be more susceptible to downgrade, default, and bankruptcy as a result of recent periods of economic stress. Factors contributing to the economic stress may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal securities may be relying for funding. In addition, as certain municipal securities may be secured or guaranteed by banks and other institutions, the risk to a fund could increase if the banking, insurance or other parts of the financial sector suffer an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or are at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the securities and thus the value of a fund’s investment. Further, a state, municipality, public authority or other issuers of municipal securities may file for bankruptcy, which may significantly affect the value of the securities issued by such issuers and therefore the value of a fund’s investment. During the recent economic downturn, several municipalities have filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future.

Municipal securities are also subject to the risk that the perceived increase in the likelihood of default or downgrade among municipal issuers as a result of recent market conditions could result in increased illiquidity, volatility and credit risk. In addition, certain municipal issuers may be unable to access the market to sell securities or, if able to access the market, may be forced to issue securities at much higher rates. Should these municipal issues fail to sell bonds when and at the rates projected, these entities could experience significantly increased costs and a weakened overall cash position in the current fiscal year and beyond. These events could also result in decreased investment opportunities for a fund and lower investment performance.

Municipal lease obligations.    Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The municipal money market funds generally invest in municipal lease obligations through certificates of participation.

Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, they ordinarily are backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee’s use or occupancy of such property. This “abatement risk” may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

Certain municipal lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. Insurance does not guarantee the price of the municipal lease obligations. The credit rating of an insured municipal lease obligation reflects the credit rating of the insurer, based on its claims paying ability. The insurance feature is intended to reduce financial risk, but the cost of such insurance and the restrictions on investments imposed by the guidelines in the municipal insurance policy will result in a reduction in the yield on the insured municipal lease obligations purchased by a municipal money market fund. However, in the case of an uninsured municipal lease obligation, a municipal money market fund’s ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

Industrial development bonds (“IDBs”) and private activity bonds (“PABs”).    IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent a fund invests in PABs, shareholders generally will be required to treat a portion of their exempt-interest dividends from that fund as a “Tax Preference Item.” See “Taxes” below. Each municipal money market fund may invest more than 25% of its assets in IDBs and PABs.

Participation interests.    Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by financial institutions. These interests carry a demand feature permitting the holder to tender them back to the financial institution, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the financial institution. The credit standing of such financial institution affects the credit quality of the participation interests.

A participation interest gives a municipal money market fund an undivided interest in a municipal bond owned by a financial institution. The fund has the right to sell the instruments back to the financial institution. As discussed above under “The funds’ investments, related risks and limitations—credit and liquidity enhancements,” to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a financial institution, that payment may be subject to the financial institution’s ability to satisfy that commitment. UBS Global AM will monitor the pricing, quality and liquidity of the participation interests held by a municipal money market fund, and the credit standing of financial institutions issuing letters of credit or guarantees supporting those participation interests on the basis of published financial information, reports of rating services and financial institution analytical services.

Put bonds.    A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

If a municipal money market fund holds a bond subject to a “one time only” put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If a bond has a series of puts after the first put, it will be held as long as, in the judgment of UBS Global AM, it is in the fund’s best interest to do so. There is no assurance that the issuer of a put bond acquired by a fund will be able to repurchase the bond on the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer or to a third party.

Tender option bonds.    Tender option bonds are long-term municipal securities (or interests therein) sold by a bank, other financial institution or special purpose entity subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the “tender option”). The municipal money market funds may invest in such securities with tender options that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on such securities is typically reset at the end of the applicable interval in an attempt to cause the securities to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal securities and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities or its insurer (if any). If a fund invests in tender option bonds, the financial statements, financial highlights and other materials containing financial information of that fund will properly reflect these transactions.

Tax-exempt commercial paper and short-term municipal notes.    Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

Mortgage subsidy bonds.    The municipal money market funds also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and “moral obligation” bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of these bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).

Stand-by commitments.    A municipal money market fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.

A municipal money market fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of UBS Global AM, present minimal credit risk. A fund’s right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by a fund, although a fund may sell the underlying securities to a third party at any time. A fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by a fund will be valued at zero in determining net asset value. Whether a fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the fund holds the commitment.

Temporary and defensive investments.    When UBS Global AM believes that there is an insufficient supply of the type of municipal securities in which a municipal money market fund primarily invests, or during other unusual market conditions, that fund may temporarily invest all or any portion of its net assets in other types of municipal securities. In addition, when UBS Global AM believes that there is an insufficient supply of any type of municipal securities or that other circumstances warrant a defensive posture, each municipal money market fund may hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent a municipal money market fund holds cash, such cash would not earn income and would reduce the fund’s yield.

Special considerations relating to California municipal securities.    The following information provides only a brief summary, and not a complete description, of the complex factors affecting the financial situation in California (the “State”) and is derived primarily from State and local agency-issued materials that are publicly available. Although it has not been independently verified, the information presented herein is believed to be accurate as of the date of this SAI. This information may change, sometimes rapidly, without notice. These changes may negatively impact the fiscal condition of the State and its municipalities, which could harm the performance of the fund. The fund does not have any obligation to update this information throughout the year.

The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there may be no obligation on the part of the State to make payments on local government obligations in the event of default or financial difficulty. Furthermore, in the current economic climate, bond issuers may continue to encounter difficulties that negatively affect the marketability of State municipal securities. The overall impact these difficulties may have on the State and its municipalities is unknown. However, a credit rating downgrade relating to, default by, or insolvency or bankruptcy of, the State or its municipalities could affect the market values and marketability of any or all securities issued by the State and its municipalities.

Economic factors affecting the State

California’s economy is the largest among the 50 states and one of the largest in the world. It has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. As a result, economic problems or factors that negatively impact these sectors may have a negative effect on the value of California municipal securities, which may reduce the performance of the fund.

The 2012 estimate of the State’s population is 37.8 million, which represents approximately 12% of the total United States population. The State’s population grew about twice as rapidly as the national population during the last half of the 20th century, averaging about 27% growth for each decade between 1950 and 2000. Although

California’s population growth has slowed since the 1980s, California’s Department of Finance projects that the State’s total population will surpass 50 million by 2050.

California is continuing to experience financial difficulties stemming from the recent national recession, the longest since World War II and the most severe since the Great Depression. California’s labor markets deteriorated dramatically during the latter half of 2008 and the first half of 2009, suffering its worst losses on record. From July 2007 through September 2009, the State lost nearly 1.4 million nonfarm jobs. Although these losses moderated during the second half of 2009, the State’s unemployment rate continued to rise in 2009 and 2010, reaching a peak of 12.4% in October 2010. Although the State’s unemployment rate has since fallen, with the December 2012 unemployment rate at 9.8%, State unemployment still remains higher than the estimated national average of 7.8% during that same period.

Because of high unemployment, decreased spending and other factors resulting from a weak economy, California has faced a severe erosion of its tax base. California’s personal income tax revenues declined in 2009 on a year-over-year basis for the first time since 1938. The decline was due to job losses, as well as lower revenues from income and capital gains taxes. Taxable sales slid dramatically in 2008, bottomed out early in 2009 and made meager gains during the rest of the year and into 2010. Taxable sales during 2011 increased 8.2% from 2010 but were down nearly 9% from the peak reached in 2007. Taxable sales during the first three quarters of 2012 were up 7.9% over the same period in 2011.

In addition, recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as “sequestration,” may have an adverse impact on the State’s financial condition. On March 1, 2013, as required by the Budget Control Act of 2011 (“BCA”), the President of the United States signed an executive order reducing the budgeting authority in accounts subject to sequestration under the BCA. As a result, $1.2 trillion of automatic cuts to federal spending in designated agencies and programs will occur between FY2013 and FY2021. Estimates for job losses in the State resulting from these cuts vary, but may be significant. Any significant job losses could have a negative effect on personal income, consumer spending and income tax revenues in the State. Given the uncertainty surrounding these spending cuts, the ultimate impact on tax revenues is not known at this time. However, these cuts may result in increased fiscal stress in the State, which could negatively affect the value of California’s municipal securities.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Moreover, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State’s financial condition. Any deterioration in the State’s financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of the fund.

General risks.    Many complex political, social, and economic forces influence the State’s economy and finances. Such forces may affect the State’s budget unpredictably from fiscal year to fiscal year. For example, the State’s 2013-14 budget is based on forecasts of national and State economic activity. Because the budget is based on currently available information and various assumptions, the budget’s economic forecasts have frequently failed to predict accurately the timing and magnitude of changes to the national and State economies. These include discrete and cyclical events. The State budget also relies on estimates and assumptions concerning Federal aid, Federal and State law changes (and the absence thereof), and audit activity, which may be inaccurate and are subject to change.

Recent market events have resulted in a high degree of uncertainty and volatility in the financial markets and overall economy. While market participants’ original concerns centered on the subprime mortgage sector, these concerns have expanded to include a wide range of financial institutions, markets and sectors. In addition, inflationary pressures could come from various sources. Possible sources include rising energy and other commodity prices, lower productivity growth, a weaker dollar or tighter labor market. Higher inflation, in turn, might induce the

Federal Reserve to raise its short term interest rate target, restraining economic growth. Additionally, a stronger dollar and weak global economy could negatively affect the State’s export-related and tourism industries. On the other hand, greater than projected energy price declines or global growth could result in stronger economic growth. All these events could affect the State economy.

Such risks and uncertainties, if they were to materialize, could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State’s and municipal issuers’ outstanding obligations, increases in their future borrowing costs, and impairment of their ability to issue new debt or pay debt service on their obligations.

Constitutional limitations on taxes, other charges and appropriations

Limitation on property taxes.    Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California’s local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the US Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit, and requires voters of any governmental unit to give two-thirds approval to levy any “special taxes” (those devoted to a specific purpose).

Limitations on other taxes, fees and charges.    On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote, and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several provisions affecting “fees” and “charges,” defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property-related service.”

All new and existing property-related fees and charges must conform to requirements prohibiting, among other things, fees and charges that generate revenues exceeding the funds required to provide the property-related service or that are used for unrelated purposes. Article XIIID imposes notice, hearing and protest procedures for levying or increasing property-related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property-related” for purposes of Article XIIID), no property-related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters, by future initiative, could repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Constitutional appropriations and spending limits.    The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Proposition 98 and Proposition 111 in 1988 and 1990, respectively. In relevant part, Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments, tax refunds and some benefit payments, such as unemployment insurance. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are: (i) the debt service cost of bonds existing or authorized prior to January 1, 1979, or subsequently authorized by the voters, (ii) appropriations required to comply with mandates of courts or the Federal government, (iii) appropriations for certain capital outlay projects, (iv) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (v) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfers of service responsibilities between governmental units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two-year cycle. Local governments must return any excess to taxpayers through rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. Local governments may, by voter approval, exceed their spending limits for up to four years.

The State’s Department of Finance estimates the State was approximately $19.9 billion and $13.9 billion below the appropriations limit in fiscal years 2011-12 and 2012-13, respectively.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California municipal securities or on the ability of the State or local governments to pay debt service on such California municipal securities. Furthermore, it is not possible at the present time to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or changes in the State’s laws or constitution may affect the ability of the State or local issuers to repay their obligations.

Balanced Budget Amendment.    On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which affects future State budgeting procedures by, among other things, requiring that the State maintain a balanced budget and establishing a special reserve. On November 2, 2010, the voters of the State approved Proposition 25, an initiative measure that amends the State’s constitution to provide that the Budget Act must be approved by a majority (as opposed to two-thirds) vote of each House of the State’s Legislature. Proposition 58 was linked to Proposition 57, also approved by the voters in 2004, which authorized the issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax and certain additional obligations incurred by the State.

The Balanced Budget Amendment requires the Legislature to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves. After passage of the budget act for a given year, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed. The Governor declared several such fiscal emergencies in 2008, 2009, 2010 and 2011, and called the State Legislature into various special sessions to address budget shortfalls.

The Amendment also created a “rainy day” reserve called the Budget Stabilization Account (“BSA”) in the State General Fund. Beginning in fiscal year 2006-07, a portion of estimated annual General Fund revenues are transferred by the Controller into the BSA not later than September 30 of each year. The transfer begins at 1% of revenues and increases annually to reach a level of 3%. Funds in the BSA may be used to make up for unexpected budget imbalances, but must be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The Amendment requires that one half of the BSA deposits, up to an aggregate of $5 billion, be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57. A total of approximately $1.5 billion was transferred to retire economic recovery bonds in fiscal year 2006-07 ($472 million) and 2007-08 ($1.0 billion). The Governor suspended BSA transfers for each of the last five fiscal years, including fiscal year 2012-13, due to the condition of the General Fund. As a result, there is currently no money in the BSA.

A final provision of the Amendment prohibits future long-term bond issuances for the purpose of funding budget deficits once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized. The entire authorized amount of economic recovery bonds (“ERBs”) was issued in three sales that occurred in May 2004, June 2004 and February 2008. No further ERBs can be issued under Proposition 57, except for refunding bonds. Due to the sharp reduction in taxable sales as a result of the recent economic recession, the 1/4 cent increment of the State’s sales tax dedicated to repayment of the ERB debt decreased to a level that did not provide adequate coverage above the required debt service amounts for the 2004 and 2008 ERBs. This resulted in downgrades of the ratings of the ERBs and would have required debt service to be paid from reserve funds for at least some period of time. In order to restore adequate coverage, the State restructured the ERB debt through the issuance of approximately $3.4 billion ERB refunding bonds on November 5, 2009. The restructuring reduced annual debt service costs to come into alignment with reduced tax revenues, with a coverage target of at least 130%.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of February 1, 2013, the State had approximately $79.3 billion aggregate principal of its long-term general obligation bonds outstanding. Of this amount, approximately $72.9 billion was payable primarily from the State’s General Fund and approximately $6.4 billion was payable from special revenue sources. As of February 1, 2013, there were unused voter authorizations for the future issuance of an aggregate amount of approximately $33.2 billion of long-term general obligation bonds, some of which may be first issued as commercial paper notes. Of this unissued amount, approximately $1.3 billion is for general obligation bonds payable from revenue sources other than the General Fund.

Recent financial results

General Fund.    The General Fund is projected to end fiscal year 2012-13 with a positive reserve of $167 million.

As described in more detail below, for fiscal year 2013-14, the General Fund is estimated to receive approximately $97.1 billion in revenues while making $96.3 billion in expenditures. The majority of General Fund revenues and transfers is derived from the State’s big three taxes—personal income taxes, sales and use taxes and corporation taxes.

During the 2013-14 fiscal year, total General Fund tax revenue is expected to decrease over the revenue from fiscal year 2012-13. General Fund expenditures for fiscal year 2013-14 are expected to exceed expenditures in fiscal year 2012-13 by approximately $7.7 billion.

Fiscal year 2012-13 budget.    The State Legislature adopted a budget for fiscal year 2012-13 on June 27, 2012. The 2012 Budget Act addressed a projected budget gap of $15.7 billion over fiscal years 2011-12 and 2012-13 through a combination of expenditure reductions, additional revenues and other solutions, leaving an estimated reserve of approximately $948 million for fiscal year 2012-13. The budgeted revenue of $95.9 billion for fiscal year 2012-13, which included assumed personal income tax receipts of $60.3 billion, sales and use tax receipts of $20.6 billion, and corporation and insurance receipts of $8.5 billion, was $9.1 billion higher than the previous fiscal year’s budgeted total. The budgeted expenditures for fiscal year 2012-13 were $91.3 billion, an increase of $4.3 billion compared to the previous year. In addition to these General Fund expenditures, the 2012 Budget Act included special fund and bond fund expenditures of $39.4 billion and $11.7 billion, respectively.

Additionally, the 2012 Budget Act made significant cuts in spending, including $1.2 billion from Medi-Cal, the State’s Medicaid program, and $1.9 billion from the State’s public K-12 education system.

The approval of Proposition 30 by voters in November 2012 allowed the Governor to avoid implementing certain automatic spending cuts that were scheduled to occur during the fiscal year if that measure failed to pass. Proposition 30 included a temporary tax initiative that increases sales and use tax rates by 0.25% for four years and increases personal income tax rates on higher-income residents for seven years, generating an estimated $11.6 billion in additional revenues for the State in fiscal years 2012-13 and 2013-14.

Proposed fiscal year 2013-14 budget.    On January 10, 2013, the Governor proposed the budget for fiscal year 2013-14. The 2013-14 Governor’s Budget projected General Fund revenues and transfers for fiscal year 2013-14 of $98.5 billion, which represented an increase of 3.3% from revised estimates for fiscal year 2012-13. The 2013-14 Governor’s Budget also estimated General Fund expenditures of $97.7 billion, an increase of 5% from revised estimates for fiscal year 2012-13, as well as $40.1 billion in spending from State special funds and $7.3 billion from bond funds. As a result, the 2013-14 Governor’s Budget would produce an estimated $851 million operating surplus in fiscal year 2013-14, leaving the General Fund with a $1 billion reserve.

The May 2013 revision to the 2013-14 Governor’s Budget revised these estimates, projecting that weaker tax collections would erode the vast majority of the $4.5 billion of unexpected tax revenues collected since January 2013. For fiscal years 2011-12, 2012-13 and 2013-14 combined, the Governor’s revised forecast anticipated that revenues would be only $749 million higher than indicated in the 2013-14 Governor’s Budget. Because the Governor’s forecast reflected much of the $4.5 billion of unanticipated tax collections as higher fiscal year 2012-13 revenues, the Proposition 98 minimum guarantee for the current fiscal year rose to $56.5 billion—almost $3 billion higher than in the 2013-14 Governor’s Budget. Whereas the guarantee in fiscal year 2012-13 is notably higher, the guarantee in fiscal year 2013-14 is notably lower—$55.3 billion, down almost $1 billion from the 2013-14 Governor’s Budget forecast.

LAO Report.    On May 17, 2013, the Legislative Analyst’s Office (“LAO”) released its analysis of the May revision to the Governor’s proposed 2013-14 budget (“LAO Report”). In reaching its conclusions, the LAO performs an independent assessment of the outlook for California’s economy, demographics, revenues, and expenditures. The LAO notes that it does not agree with the Governor’s view that there has been a significant dimming of the State’s near-term economic prospects since January. In addition, the LAO observes that the Governor’s revised revenue estimates do not appear to reflect certain economic improvements, including a sharp increase in stock prices. As a result, the LAO Report’s revenue estimates are $3.2 billion higher than the Governor’s revised estimates. However, the LAO Report continues that while the State’s fiscal condition has improved, there remain many good reasons for the Legislature to adopt a cautious budgetary posture. The LAO concludes that this is an ideal time for the Legislature to begin addressing its huge budgetary and retirement liabilities, including the funding problems of the California State Teachers’ Retirement System. In addition, given the presence of various risks to the economic outlook and the State’s budgetary volatility, the LAO emphasized the importance of building larger state budget reserves in the coming years.

Enacted fiscal year 2013-14 budget.    On June 27, 2013, Governor Brown signed the 2013-14 Budget Act. The 2013-14 Budget Act anticipates revenues of $97.1 billion, including estimated personal income tax receipts of $60.8 billion, sales tax receipts of $23.0 billion and corporation tax receipts of $8.5 billion, which is 1.1% lower than the budgeted revenues for fiscal year 2012-13. The enacted budget anticipates expenditures of $96.3 billion, which is 0.6% higher than the budgeted expenditures for fiscal year 2012-13. The 2013-14 Budget Act also includes special fund expenditures of $42.0 billion and bond fund expenditures of $7.0 billion.

Cash flow requirements

As part of its cash management program, the State regularly issues short-term obligations to meet cash flow needs. The State frequently issues revenue anticipation notes (“RANs”) to partially fund timing differences between receipts and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State may issue revenue anticipation warrants (“RAWs”), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any “unapplied money” in the General Fund of the State on their maturity date, subject to the prior application of such money in the General Fund to pay priority payments. “Priority payments” are payments as and when due to: (i) support the public school system and public institutions of higher education (as provided in Section 8 of Article XVI of the Constitution of the State); (ii) pay principal of and interest on general obligation bonds and general obligation commercial paper notes of the State; (iii) reimburse local governments for certain reductions in ad valorem property taxes (as required by Section 25.5 of Article XIII of the Constitution of the State); (iv) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom pursuant to California Government Code Sections 16310 or 16418; and (v) pay State employees’ wages and benefits, State payments to pension and other State employee benefit trust funds, State Medi-Cal claims and any amounts determined by a court of competent jurisdiction to be required to be paid with State warrants that can be cashed immediately. The State issued $10.0 billion of RANs on August 23, 2012 as part of its cash management program.

Municipal downgrades and bankruptcies.    Municipal bonds and California municipal issuers may be more susceptible to downgrade, default and bankruptcy during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, lower income tax revenue as a result of a high unemployment rate, and budgetary constraints of local, State and federal governments upon which California municipal issuers may be relying for funding. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the fund could increase if the banking, insurance or other parts of the financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or are at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the fund’s investments. Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of securities in which the fund invests. The reorganization of a municipality’s debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the fund’s investments. During the recent economic downturn, several California municipalities have filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future.

The perceived increased likelihood of default among California municipal issuers as a result of recent market conditions has resulted in constrained liquidity, increased price volatility and credit downgrades of municipal issuers. Certain municipal issuers have also been unable to obtain additional financing through, or must pay higher interest rates on, new issues, which may reduce revenues available for municipal issuers to pay existing obligations. Adverse developments in the municipal securities market may negatively affect the value of all or a substantial portion of the fund’s municipal securities. In addition, downgrades of certain municipal securities insurers have negatively affected the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims.

In addition, as a result of recent market conditions, some municipal issuers have been unable to access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates. Should the State or municipalities fail to sell bonds when and at the rates projected, these entities could experience significantly increased costs and a weakened overall cash position in the current fiscal year and beyond.

Bond rating

As of August 21, 2013, the State’s general obligation bonds were rated “A1” by Moody’s Investors Service, Inc., “A” by Standard & Poor’s Rating Services, and “A” by Fitch, Inc.

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Legal proceedings

The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund’s investments.

Obligations of other issuers

There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal securities, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State assistance.    The fiscal condition of local governments has been constrained since Proposition 13 was approved by California voters in 1978. Proposition 13 added Article XIIIA to the State Constitution, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose special taxes without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

Following the enactment of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax revenues, including assuming principal responsibility for funding K-12 schools and community colleges.

The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004, and Proposition 22 in 2010, dramatically changed the state-local fiscal relationship. As part of the State-Local agreement, Proposition 1A was approved by the voters at the November 2004 election. Proposition 1A amended the State Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee revenues as of November 3, 2004. The Amended 2009 Budget Act authorized the State to exercise its authority under Proposition 1A of 2004 to borrow an amount equal to about 8% of local property tax revenues, which must be repaid within three years. Furthermore, the State created a securitization mechanism for local governments to sell their rights to receive the State’s payment obligations to a local government joint powers agency (“JPA”). Pursuant to Proposition 1A of 2004, the State is required to repay the local government borrowing (which in turn will be used to repay the bonds of the JPA) no later than June 30, 2013. The 2012 Budget includes a $2.1 billion General Fund expenditure to fully retire this bonded indebtedness.

Proposition 22, adopted on November 2, 2010, supersedes some parts of Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources. Allocation of local transportation funds cannot be changed without an extensive process. The Proposition 1A borrowing that was done as part of the Amended 2009 Budget Act was not affected by Proposition 22.

To the extent the State should be constrained by Article XIIIB limitations, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The prolonged economic slowdown in the State, with its corresponding reduction in State and local revenues, will continue to place additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August 1997 in order to comply with the Federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

Assessment bonds.    California municipal securities, which are assessment bonds, may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases, the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California long term lease obligations.    Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time that challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 that confirmed the legality of these financing methods.

Other considerations

The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Potential additional factors, including natural disasters such as earthquakes, may adversely impact State or municipal economies. Also, the effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced that could affect the State’s or local agencies’ ability to raise revenue. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California municipal securities in which the fund may invest, future allocations of State revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California municipal securities.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The Federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal securities in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

Special considerations relating to New York municipal securities.    The following information provides only a brief summary, and not a complete description, of the complex factors affecting the financial situation in New York (the “State”) and is derived primarily from State and local agency-issued materials that are publicly available. Although it has not been independently verified, the information presented herein is believed to be accurate as of the date of this SAI. This information may change, sometimes rapidly, without notice. These changes may negatively impact the fiscal condition of the State and its municipalities, which could harm the performance of the fund. The fund does not have any obligation to update this information throughout the year.

The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and there may be no obligation on the part of the State to make payments on local government obligations in the event of default or financial difficulty. Furthermore, in the current economic climate, bond issuers may continue to encounter difficulties that negatively affect the marketability of State municipal securities. The overall impact these difficulties may have on the State and its municipalities is unknown. However, a credit rating downgrade relating to, default by, or insolvency or bankruptcy of, the State or its municipalities could affect the market values and marketability of any or all securities issued by the State and its municipalities.

Economic factors affecting the State

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment. As a result, economic problems or factors that negatively impact these areas may have an adverse affect on the value of the State’s municipal securities, which may reduce the performance of the fund.

New York is continuing to experience financial difficulties stemming from the recent national recession, the longest since World War II and the most severe since the Great Depression. New York’s labor market deteriorated dramatically during the latter half of 2008 and through 2009. In April 2008, the State’s unemployment rate was 4.8%. By the end of 2008, however, this number increased to 6.7%, reaching a peak of 8.9% in February 2010. Although the unemployment rate dropped to 8.1% in May 2011, the State’s unemployment rate climbed back to 8.7% in June 2012. As of May 2013, the State’s unemployment rate was 7.6%, which was consistent with the national average during that period.

In addition to the effects of the recession, the State has also had to recover from recent natural disasters. On October 29, 2012, Superstorm Sandy struck the East Coast, causing widespread infrastructure damage and economic losses to the greater New York region. Major disaster response and recovery activities have been ongoing. In January 2013, the federal government approved approximately $60 billion in federal disaster aid for general recovery, rebuilding and mitigation activity nationwide, of which New York anticipates receiving approximately $30 billion. Of this total, the State expects to receive $5.1 billion in extraordinary federal assistance during fiscal year 2013-2014.

Despite these events, private sector job growth in the State has continued to show improvement. The State has recently exhibited robust growth in professional and business services, private educational services, and tourism-related leisure and hospitality services. As a result, overall private sector employment growth of 1.6% is projected in each of calendar years 2013 and 2014. In contrast, public sector employment is expected to continue to decline in 2014. With the ongoing downsizing of the State finance and government sectors, the first three quarters of calendar year 2012 exhibited unusually weak income growth. However, that trend appears to have reversed in the fourth quarter of 2012 due to the acceleration of wages, dividends, and capital gains in advance of uncertainties regarding federal tax policy. Wage growth of 3.2% is projected for calendar year 2013, followed by growth of 5.0% for calendar year 2014; total personal income growth of 2.5% is projected for calendar year 2013, followed by 5.4% growth for calendar year 2014.

Although New York has continued to show signs of recovery from both the recession and Superstorm Sandy, recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes on certain high-income individuals, and mandatory cuts to federal spending known as “sequestration,” may jeopardize this recovery. For example, as a result of federal sequestration, the New York State Division of the Budget (“DOB”) estimates that the State and its local governments could lose approximately $5 billion in federal funding over nine years, mostly from reductions in “pass-through” aid to individuals, school districts, not-for-profit providers, and other beneficiaries. Any such reduction in federal funding could have a negative impact on employment, personal income, consumer spending and tax revenues in the State. Given the uncertainty surrounding these actions, the ultimate impact on the economic condition of the State is not known at this time. However, these actions may result in increased fiscal stress in the State, which could negatively affect the value of the State’s municipal securities.

As part of its cash management program, the State’s General Fund is authorized to borrow resources temporarily from other available funds in the State’s short-term investment pool (“STIP”). The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller. DOB expects that the State will have sufficient liquidity to make payments as they become due throughout fiscal year 2013-14. However, there can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that declines in State tax receipts or other impacts of the current economic situation will not have an adverse affect on the financial condition of the State. As a result, the State may need to rely on short-term borrowing in the future.

Fiscal year 2012-13 budget

The State ended fiscal year 2012-13 in balance on a cash basis in the General Fund. The General Fund ended fiscal year 2012-13 with a closing balance of $1.61 billion, consisting of $1.1 billion in the Tax Stabilization Reserve, $175 million in the Rainy Day Reserve, $93 million in the Community Projects Fund, $21 million in the Contingency Reserve and $77 million reserved for potential retroactive labor settlements and $113 million in an undesignated fund balance. The closing balance of the General Fund was $177 million lower than fiscal year 2011-12. This balance reflected actions by the State to establish designated resources that could be used to address costs associated with potential retroactive labor agreements.

General Fund receipts, including transfers from other funds, totaled $58.8 billion in fiscal year 2012-13. Total receipts during fiscal year 2012-13 were $2.5 billion (4.5%) higher than in the prior fiscal year. Similarly, total tax receipts were $1.5 billion higher, mainly due to the $1.0 billion growth in personal income tax collections and the $493 million growth in business tax collections. General Fund miscellaneous receipts also increased, largely due to a one-time receipt of $340 million from a settlement between the State and Standard Chartered Bank based on claims that the bank did not comply with certain financial regulations.

General Fund disbursements, including transfers to other funds, totaled $59.0 billion in fiscal year 2012-13, which were $2.5 billion (4.4%) higher than in the previous fiscal year. This increase reflects expected growth in various local assistance programs, including education and Medicaid, both of which are subject to an annual cap, increased personal service costs associated with retroactive labor settlements, and increased transfers in support of debt service payments.

Fiscal year 2012-13 results

Net position. The State’s net position is the difference between the value of all of the State’s assets and deferred outflows of resources, and the State’s liabilities and deferred inflows of resources. Over time, increases or decreases in net position may serve as a useful indicator of changes in a government’s financial position.

The State reported a net position of $25.3 billion, comprised of $68.5 billion in capital assets net of related debt, and $4.7 billion in restricted net position, offset by an unrestricted net position deficit of $47.9 billion. Net position reported for governmental activities decreased by $62 million from the previous fiscal year, totaling $26.27 billion.

Unrestricted net position for governmental activities—the part of net position that can be used to finance day-to-day operations without constraints established by debt covenants, enabling legislation, or other legal requirements— had a deficit of $44.4 billion as of March 31, 2013.

The deficit in unrestricted governmental position, which increased by $1.7 billion (3.95%) in the 2012-13 fiscal year, exists primarily because the State has issued debt for purposes not resulting in a capital asset related to State governmental activities and the obligation related to other postemployment benefits ($10.1 billion). Such outstanding debt included: securitizing the State’s future tobacco settlement receipts ($2.4 billion); eliminating the need for seasonal borrowing by the Local Government Assistance Corporation ($2.8 billion); and borrowing for local highway and bridge projects ($3.9 billion), local mass transit projects ($1.8 billion), and a wide variety of grants and other expenditures not resulting in State capital assets ($13.7 billion). This deficit in the unrestricted net position of governmental activities can be expected to continue for as long as the State continues to have obligations outstanding for purposes other than the acquisition of State governmental capital assets.

The net position for business-type activities decreased by $264 million (40.1%) to a deficit of $922 million in 2013. The decrease in the net position for business-type activities was caused primarily by SUNY and CUNY Senior Colleges expenses exceeding revenues and State support ($375 million and $33 million, respectively). This decrease was partially offset by increases in the net position reported by the lottery and the Unemployment Insurance Fund. Lottery revenues exceeded expenses, including education aid transfers ($82 million), and employer contributions and other income for the Unemployment Insurance Fund exceeded unemployment benefit payments ($62 million).

Governmental activities.    The State’s total revenues for governmental activities of $133.3 billion exceeded its total expenses of $131.3 billion by $2.0 billion. However, the amount that State taxpayers ultimately financed for activities through State taxes and other State revenues was $70.1 billion. Overall, the State’s governmental program revenues, including intergovernmental aid, fees for services and capital grants, were $63.2 billion in 2013. The State paid for the remaining “public benefit” portion of governmental activities with $67.9 billion in taxes and $2.2 billion in other revenues including investment earnings.

Business-type activities.    The cost of all business-type activities in 2013 was $25.6 billion, unchanged overall as compared to 2012. A decrease in unemployment benefit payments for the Unemployment Insurance Fund was offset by increases in lottery prizes and commissions and fees, SUNY hospital and clinic costs and CUNY Senior Colleges educational and general expenses. The amount reported as transfers that General Fund tax revenues ultimately financed for business-type activities was $1.7 billion after activity costs were paid by those directly benefiting from the programs ($13.7 billion), and grants and contributions ($9.1 billion). The decrease in revenues from operating grants and contributions was primarily due to federal reimbursable benefit programs that provide assistance for high unemployment benefit payments. The increase in revenues from charges for services was primarily caused by increases in lottery ticket and video gaming sales, increases in SUNY and CUNY resident undergraduate student tuition rates, modest increases in SUNY room rates and occupancy levels, and increases in SUNY hospitals’ inpatient and outpatient volume.

State funds.     As the State completed fiscal year 2012-13, its governmental funds reported a combined fund balance of $6.5 billion. Included in the total change in fund balance is a surplus of $1.1 billion in the State’s General Fund, resulting from expenditures exceeding revenues by $9 billion, which was offset by other financing sources of $10.1 billion to the General Fund. The General Fund reported increases in personal income taxes ($2.8 billion) and business taxes ($428 million), offset by decreases in consumption and use taxes ($80 million), other taxes ($70 million), and miscellaneous revenues ($608 million). Personal income taxes and business taxes primarily increased due to the continued economic recovery. A decrease in miscellaneous revenues is due to a change in accounting principle resulting in lower revenue transfers from the Abandoned Property Fund. The increase in General Fund revenues was offset by a $1.9 billion increase in expenditures. Local assistance expenditures increased by nearly $2.5 billion, due primarily to increased Medicaid assistance. State operations decreased $581 million, due primarily to a reclassification of fringe benefit costs related to SUNY, which are reported in the Enterprise Funds.

The State ended the 2012-13 fiscal year with a General Fund accumulated deficit fund balance of $739 million.

Capital assets. As of the end of the 2012-13 fiscal year, the State had $97.9 billion invested in a broad range of capital assets, including equipment, buildings, construction in progress, land preparation, and infrastructure, which primarily includes roads and bridges. This amount represents a net increase (including additions and deductions) of $2.5 billion over the previous fiscal year.

The State is responsible for maintaining more than 42,600 lane miles of highway and 7,887 bridges. Capital spending for highway and bridge maintenance and preservation projects was approximately $1.3 billion in 2013.

The State’s 2013-14 fiscal year capital budget calls for it to spend $9.4 billion for capital projects, of which $4.7 billion will be used for transportation projects. To pay for these capital projects, the State plans to use $300 million in general obligation bond proceeds, $5 billion in other financing arrangements with public authorities, $1.8 billion in federal funds, and $2.3 billion in funds on hand or received during the year.

Debt administration.    The State has obtained long-term financing in the form of voter-approved General Obligation debt (voter-approved debt) and other obligations that are authorized by legislation but not approved by the voters (non-voter-approved debt), including lease-purchase and contractual obligations where the State’s legal obligation to make payments is subject to and paid from annual appropriations made by the State Legislature or from assignment of revenue in the case of Tobacco Settlement Revenue Bonds. Equipment and Building Capital Leases, and Mortgage Loan Commitments, which represent $405 million as of March 31, 2013, do not require legislative or voter approval. Other obligations include certain bonds issued through State public authorities, certificates of participation, and capital leases obtained through vendors.

The State administers its long-term financing needs as a single portfolio of State-supported debt that includes general obligation bonds and other obligations of both its governmental activities and business-type activities. Most of the debt reported under business-type activities, all of which was issued for capital assets used in those activities, is supported by payments from resources generated by the State’s governmental activities—thus it is not expected to be repaid from resources generated by business-type activities. The State Finance Law allows the bonded portion of this single combined debt portfolio, which includes debt reported in both governmental and business-type activities, to include debt instruments which result in a net variable rate exposure in an amount that does not exceed 15% of total outstanding State-supported debt, and interest rate exchange agreements (swaps) that do not exceed 15% of total outstanding State-supported debt.

As of March 31, 2013, the State had $214 million in State-supported (net) variable rate bonds outstanding and $2.1 billion in interest rate exchange agreements, in which the State issues variable rate bonds and enters into a swap agreement that effectively converts the rate to a fixed rate.

In addition, the State has $258 million of convertible bonds due in fiscal year 2013-14, which are expected to be refunded with fixed rate bonds, instead of converting to a variable rate mode. This will eliminate all remaining convertible bonds from the State’s portfolio.

At March 31, 2013, variable rate bonds, net of those subject to the fixed rate swaps, were equal to 0.4% of the State-supported debt portfolio. Variable rate bonds that were converted to a synthetic fixed rate through swap agreements of $2.1 billion were equal to 4% of the total State-supported debt portfolio.

At March 31, 2013, the State had $57.6 billion in bonds, notes, and other financing agreements outstanding, which represents a decrease of $415 million from the prior year.

Fiscal year 2013-14 budget

On April 10, 2013, the Governor enacted the budget for fiscal year 2013-14 (“Enacted Budget”). DOB estimates that the Enacted Budget is balanced in the General Fund on a cash basis, and would eliminate a projected budget gap of $1.35 billion in fiscal year 2013-14. In addition, DOB estimates that the Enacted Budget would reduce future projected budget gaps to $2.0 billion in fiscal year 2014-15 and $2.9 billion in fiscal years 2015-16 and 2016-17.

The Enacted Budget projects that the General Fund will receive total receipts of $61.3 billion in fiscal year 2013-14, which would represent an increase of approximately $2.5 billion (4.2%) from the prior fiscal year. Of this total, the Enacted Budget projects that nearly $57.3 billion would come from tax collections, an increase of $2.7 billion (5.0%) from fiscal year 2012-13. General Fund personal income tax receipts are expected to total $28.49 billion in fiscal year 2013-14, General Fund business taxes are projected to total $6.4 billion, and General Fund user taxes and fees, including transfers after the set aside of pledged receipts for debt service on New York Local Government Assistance Corporation and any Sales Tax Revenue Bonds, are estimated to total $12 billion. These totals would represent increases of 6%, 2% and 4% from fiscal year 2012-13 totals, respectively.

Based on these revenue assumptions, the Enacted Budget contains approximately $61.16 billion in budgeted General Fund expenditures for fiscal year 2013-14, which represents an increase of 3.73% from the previous fiscal year. Local assistance spending continues to be the biggest driver of General Fund expenditures. The Enacted Budget will increase local assistance payments from the General Fund by $498 million (1.3%) for a total of $40.3 billion. Included within local assistance grants, General Fund disbursements are expected to increase by $180 million for School Aid and $116 million for Medicaid. All other local assistance grants, which include, among other things, payments for a range of social services, public health, education, and general purpose aid programs, are expected to increase by $200 million.

State operations disbursements in the General Fund are expected to total $7.6 billion in fiscal year 2013-14, a decrease of $292 million (3.7%) from the previous fiscal year. Personal service costs are expected to decrease by $449 million and non-personal service costs are expected to increase by $157 million. General State charges are expected to total $5.0 billion in fiscal year 2013-14, an annual increase of $403 million (8.9%). This increase is largely due to an increase in the State’s annual pension contribution of $412 million. General Fund transfers to other funds are expected to total $8.4 billion in fiscal year 2013-14, a $1.59 (23.3%) billion increase from fiscal year 2013-14. This increase is partially attributable to a reduction in federal aid for Mental Hygiene services, which results in higher State-share costs.

The Enacted Budget reduces transfers from the General Fund to pay for the State’s debt service obligations by $319 million (19.4%) for a total of $1.33 billion during fiscal year 2013-14. Nevertheless, the Enacted Budget reserves $263 million for debt management purposes during the fiscal year, which represents an increase of $250 million from the prior fiscal year.

DOB projects that the State will end fiscal year 2013-14 with a General Fund cash balance of $1.7 billion, an increase of $99 million (6.1%) from fiscal year 2012-13. The Enacted Budget is not expected to change the balances in the State’s principal “rainy day” reserve funds, the Tax Stabilization Reserve Fund and the Rainy Day Reserve Fund from fiscal year 2012-13.

Authorities

The State’s public authorities are created pursuant to State law. The public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations. Public authorities also suffer from the effects of the current economic environment.

The State has numerous public authorities with various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

In addition, there are statutory arrangements that, under certain circumstances, authorize State local assistance payments otherwise payable to localities to be made instead to the issuing public authorities in order to secure the payment of debt service on their revenue bonds and notes. However, the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated therefore in any given year. Some public authorities also receive moneys from State appropriations to pay for the operating costs of certain programs.

During 2012, each of the State’s 19 major public authorities had debt of over $100 million outstanding. The aggregate outstanding debt of the State’s public authorities, including refunding bonds, was approximately $171 billion. State-supported or State-related debt only makes up approximately $52.5 billion of this total. New York’s Dormitory Authority, which is responsible for financing and building facilities for higher education, health care providers, court facilities and certain nonprofit institutions and public agencies, had total outstanding debt obligations of approximately $46.16 billion, while the Metropolitan Transportation Authority, the Port Authority of New York and New Jersey and the Thruway Authority had total outstanding debt obligations of $23.1 billion, $21.9 billion and $14.4 billion, respectively.

Localities

The fiscal demands on the State may be affected by the fiscal condition of certain localities, which may rely, in part, on State aid to balance their budgets and meet cash requirements. The current economic environment continues to affect the fiscal condition of many of New York’s localities.

New York City.    As required by law, New York City (the “City”) must submit a four-year financial plan to the New York State Financial Control Board (the “Control Board”) at least 50 days prior to the beginning of each fiscal year. The Control Board reviews and monitors revenues and expenditures of the City and certain State governmental agencies, public authorities or public benefit corporations that receive or may receive monies from the City directly, indirectly or contingently. The City’s four-year financial plan must conform to a number of standards, including the requirement that the City balance its budget covering all expenditures other than capital items so that the results of the budget will not show a deficit when reported in accordance with generally accepted accounting principles (“GAAP”). In addition, the City’s financial plan must provide for the full payment of the City’s debt service obligations on its outstanding securities, among other things.

On June 27, 2013, the City submitted to the Control Board its financial plan for fiscal years 2013-14 through 2016-17, which was consistent with the City’s capital and expense budgets as adopted for the 2013-14 fiscal year (the “Financial Plan”). The Financial Plan projects revenues and expenses for fiscal years 2012-13 and 2013-14 to be balanced in accordance with GAAP, and projects budget gaps of approximately $2.0 billion in fiscal year 2014-15, $1.8 billion in fiscal year 2015-16 and $1.4 billion in fiscal year 2016-17. The Financial Plan reflects increases in projected net revenues from the prior year of $1.3 billion, $98 million, $625 million and $1.08 billion in fiscal years 2012-13 through 2015-16, respectively. The Financial Plan also reflects a decrease in projected net expenditures from the prior year of $1.1 billion in fiscal year 2012-13, and increases in projected net expenditures of $1.2 billion, $273 million and $450 million in fiscal years 2013-14 through 2015-16, respectively.

In addition, the Financial Plan sets forth a gap-closing program to maintain budget balance in fiscal year 2012-13, to increase the transfer of financial resources from fiscal year 2012-13 to fiscal year 2013-14, to achieve budget balance in fiscal year 2013-14 and to reduce previously projected gaps in fiscal years 2014-15 and 2015-16. The gap-closing actions reflect reduced agency expenditures or increased revenues totaling $537 million, $1.05 billion, $560 million and $573 million in fiscal years 2012-13 through 2015-16, respectively. The gap-closing actions include $29 million and $230 million in debt service savings in fiscal years 2012-13 and 2013-14, respectively.

The City depends on aid from the State to enable the City to balance its budget and to allow the City to meet its cash requirements. The City projects that State aid will account for approximately 16.8% of the City’s total revenues in fiscal year 2013-14. Although State aid has remained relatively constant from 1980-2013, there can be no assurance that there will not be a reduction in State aid to the City from amounts currently projected. Any such reduction could have an adverse impact on the City’s ability to balance its budget or meet its cash requirements.

To implement its financial plan successfully, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City’s infrastructure and other capital needs and to refinance existing debt, as well as to fund seasonal needs and other special costs. As of June 30, 2012, the City’s outstanding General Obligation debt totaled $42.29 billion. The City’s primary government debt totaled approximately $77.32 billion, which represented a per capita gross debt of $9,378.

As of August 21, 2013, the City’s general obligation bonds were rated “Aa2” by Moody’s Investors Service, Inc. and “AA” by both Standard & Poor’s Rating Services and Fitch, Inc.

Other localities.    Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years. Between 2004 and January 2012, the State Legislature passed 21 special acts authorizing, or amending authorizations for, bond issuances to finance local government operating deficits, including a total of four passed during the 2009 and 2010 legislative sessions. However, the legislation introduced during the regular 2012 legislative session that would have authorized Rockland County and the City of Long Beach to issue bonds to address accumulated deficits did not pass both houses of the legislature. Similar legislation on behalf of these two entities is also being considered in 2013. In addition to deficit financing authorizations, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality.

In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. For example, the Buffalo Fiscal Stability Authority has exercised Control Period powers with respect to the City of Buffalo since the City’s 2004 fiscal year, but transitioned to Advisory Period powers commencing on July 1, 2012. Likewise, Erie County, as well as the cities of New York and Troy, operated under the oversight of fiscal stability boards that presently perform certain review and advisory functions. The City of Yonkers no longer operates under an oversight board but must adhere to a Special Local Finance and Budget Act. Similarly, the City of Newburgh operates under fiscal monitoring by the State Comptroller. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2012-13 fiscal year or thereafter.

Municipal downgrades and bankruptcies.    Municipal bonds and State municipal issuers may be more susceptible to downgrade, default and bankruptcy during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, lower income tax revenue as a result of a high unemployment rate, and budgetary constraints of local, State and federal governments upon which State municipal issuers may be relying for funding.

In addition, certain municipal obligations may be secured or guaranteed by banks and other institutions. As a result, risk to the fund could increase if the banking, insurance or other parts of the financial sector suffer an economic downturn and/or if the credit ratings of the institutions issuing any such guarantee are downgraded or are at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the fund’s investments.

Furthermore, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code and may include various issuers of securities in which the fund invests. The reorganization of a municipality’s debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the fund’s investments.

The perceived increased likelihood of default among State municipal issuers may result in constrained liquidity, increased price volatility and credit downgrades of those or other municipal issuers. Certain municipal issuers may also be unable to obtain additional financing through, or must pay higher interest rates on, new issues, which may reduce revenues available for such municipal issuers to satisfy their existing obligations. Adverse developments in the municipal securities market may negatively affect the value of all or a substantial portion of the fund’s municipal securities. In addition, downgrades of certain municipal securities insurers may negatively affect the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims.

In addition, as a result of market conditions, some municipal issuers may be unable to access the market to sell their issues, or, if able to access the market, may issue bonds at much higher rates. Should the State or its municipalities fail to sell bonds when and at the rates projected, these issuers could experience significantly increased costs and a weakened overall cash position in the current fiscal year and beyond.

Bond rating

As of August 21, 2013, the State’s general obligation bonds were rated “Aa2” by Moody’s Investors Service, Inc. and “AA” by both Standard & Poor’s Rating Services and Fitch, Inc.

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, and authorities.

Legal proceedings

The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund’s investments.

Investment limitations of the funds

Fundamental investment limitations.    The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

Each fund will not:

(1)	Purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

The following interpretations apply to, but are not a part of, this fundamental limitation: With respect to this limitation, (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry; and (c) taxable municipal securities will not be considered municipal securities for purposes of this industry concentration limitation.

(2)	Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(3)	Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

The following interpretation applies to, but is not a part of, this fundamental restriction: The fund’s investments in master notes and similar instruments will not be considered to be the making of a loan.

(4)	Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(5)	Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(6)	Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Money Market Portfolio, U.S. Government Portfolio and Tax-Free Fund will not:

(7)

Purchase securities of any one issuer if, as a result, more than 5% of the fund’s total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

With respect to Money Market Portfolio and U.S. Government Portfolio, the following interpretation applies to, but is not a part of, fundamental limitation (7): Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

With respect to Tax-Free Fund, the following interpretation applies to, but is not a part of, fundamental limitation (7): Each state, territory and possession of the United States (including the District of Columbia and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an IDB or PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

California Municipal Money Fund’s investment policy of investing at least 80% of its net assets in California municipal securities and the similar investment policies of New York Municipal Money Fund relating to investments in New York municipal securities and Tax-Free Fund relating to investments the income from which is exempt from federal income tax may not be changed without approval of the appropriate fund’s shareholders.

Non-fundamental investment limitations.    The following investment restrictions are not fundamental and may be changed by each board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

Each fund will not:

(1)	Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2)	Engage in short sales of securities or maintain a short position, except that the fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)	Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

(4)	Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

U.S. Government Portfolio’s investment policy of investing at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements, may be changed by the fund’s board without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

Disclosure of portfolio holdings

Policies and procedures generally.    UBS Global AM and each fund’s board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of a fund. UBS Global AM and each fund’s chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of a fund’s investment advisor, distributor, or any affiliated person of a fund, its investment advisor or its distributor, on the other. Each fund’s disclosure policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, each fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of this policy. A description of the type and frequency of portfolio holdings that are disclosed to the public also is contained in the funds’ prospectus.

After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and each fund’s board determined that the funds have a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

UBS Global AM’s procedures require that the UBS Global AM Legal and/or Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a fund’s portfolio holdings is for a legitimate business purpose and in the best interests of the fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of each fund or the UBS Global AM Legal and/or Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and/or Compliance Departments will periodically review how each fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and fiduciaries, and broker-dealers to ensure that such disclosure and use is for legitimate fund business reasons and consistent with the best interests of the fund’s shareholders.

Board oversight.    Each fund’s board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement by the funds’ chief compliance officer of the portfolio holdings disclosure policies and procedures and the fund’s policies and procedures regarding the misuse of inside information, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”)) that may arise in connection with any policies governing portfolio holdings, and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and each fund’s board reserve the right to amend a fund’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time subject to the approval of each fund’s board.

Complete portfolio holdings. Disclosure to service providers subject to confidentiality and trading restrictions.    UBS Global AM, for legitimate business purposes, may disclose a fund’s complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent, as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or a fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information, pursuant to the terms of the service agreement between the Service Provider and a fund or UBS Global AM, or the terms of the confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a fund officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Departments of UBS Global AM.

Complete portfolio holdings. Disclosure to UBS Global AM affiliates and certain fiduciaries subject to confidentiality and trading restrictions.    A fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of a fund or by an attorney in the Legal and Compliance Departments of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under UBS Global AM’s code of ethics, a fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the code of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent, custodian or securities lending agent to a fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or a fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a fund’s current advisor; (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties; and (vi) custodians or other third parties as necessary in connection with redemptions in kind of the fund shares.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed and the risk of harm to a fund and its shareholders and the legitimate business purposes served by such disclosure.

Complete and partial portfolio holdings. Arrangements to disclose to service providers and fiduciaries.    As of the date of this SAI, the specific Service Providers and Affiliates and Fiduciaries with whom the funds have arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the funds are:

•

State Street Bank and Trust Company, each fund’s custodian and securities lending agent, receives portfolio holdings information daily on a real-time basis in connection with the custodian, securities lending and valuation services it provides to a fund.

•

Ernst & Young LLP, each fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for financial reporting purposes. There is a 25-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP for semiannual reporting purposes. Ernst & Young LLP also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP. In addition, Ernst & Young LLP receives holdings twice a year for fiscal income and excise tax provision reporting with a 2-day lag time.

•

A limited number of financial printers used by each fund to print and file its annual and semiannual shareholder reports and other regulatory materials. There is at least a two week lag between the date of the portfolio holdings information and the date on which the information is disclosed to the parties.

•

The rating agency of Standard & Poor’s receives portfolio holdings information on a weekly basis so that a fund may be included in the rating agency’s industry reports and other materials. There is a 6-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agency.

•

The rating agency of Moody’s Investors Service, Inc. (“Moody’s”) receives portfolio holdings information approximately 5 days after the end of each month so that the funds may be included in the rating agency’s industry reports and other materials. There is an approximately 5-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agency.

•	International Data Corporation receives portfolio holdings information daily on a real-time basis in connection with providing pricing information for the funds’ portfolio securities.

•	Thomson Reuters receives portfolio holdings information weekly on a real-time basis in connection with providing pricing information for the funds’ portfolio securities.

•

Investment Company Institute, the national association of US investment companies, including mutual funds, closed-end funds, exchange-traded funds and unit investment trusts, receives portfolio holdings information on a monthly basis in order to compile and analyze industry data. There may be a delay of up to approximately 5 business days between the date of the portfolio holdings information and the date on which the information is disclosed to the Investment Company Institute.

Complete and partial portfolio holdings. Disclosure to broker-dealers in the normal course of managing fund assets.    An investment advisor, administrator or custodian for a fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning a fund’s portfolio holdings, other investment positions or securities transactions without the consent of a fund or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund, or an attorney in the UBS Global AM Legal and Compliance Departments. A fund has not given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by a fund’s board. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the fund, its shareholders, and the legitimate fund business purposes served by such disclosure.

Complete and partial portfolio holdings. Disclosure as required by applicable law.    Fund portfolio holdings and other investment positions comprising a fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings). The UBS Global AM Legal Department must authorize the disclosure of portfolio holdings information when required for a legal or regulatory purpose. The UBS Global AM Legal Department may not be able to prevent or place restrictions on the disclosure of a fund’s portfolio holdings when compelled by law or regulation to provide such information, even if the UBS Global AM

Legal Department determines that such disclosure may not be in the best interest of fund shareholders or that a material conflict of interest is present or appears to be present. However, the UBS Global AM Legal Department will attempt to monitor the use of any fund portfolio holdings information disclosed as required by law or regulation.

Disclosure of non-material information.    Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and senior officers of UBS Global AM Fund Treasury, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal and Compliance Departments’ representatives (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to a fund or its portfolio holdings and/or other investment positions (collectively, “commentary and analysis”) or any changes in the portfolio holdings of a fund that occurred after the most recent calendar-quarter end (or, in the case of a money market fund, after the most recent monthly public posting of portfolio holdings) (“recent portfolio changes”) to any person if such information does not constitute material nonpublic information and complies with the portfolio holdings disclosure policies and procedures described above.

An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a fund. Nonexclusive examples of commentary and analysis about a fund include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

“Approved Representatives” include persons employed by or associated with UBS Global AM who have been authorized by the Legal and Compliance Departments of UBS Global AM to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

Prohibitions on disclosure of portfolio holdings.    No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

Prohibitions on receipt of compensation or other consideration.    The portfolio holdings disclosure policies and procedures prohibit a fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

Organization of the funds; directors/trustees and officers; principal holders and management ownership of securities

UBS RMA Money Fund Inc. and UBS RMA Tax-Free Fund Inc. (each, a “Corporation”) were organized on July 2, 1982 as Maryland corporations. Money Fund has three operating series and has authority to issue 90 billion shares of common stock, par value $0.001 per share (60 billion shares are designated as shares of Money Market Portfolio and 10 billion are designated as shares of U.S. Government Portfolio). Tax-Free Fund has authority to issue 20 billion shares of common stock, par value $0.001 per share. UBS Managed Municipal Trust (the “Trust”) was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust has two operating series: California Municipal Money Fund and New York Municipal Money Fund. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of existing or future series.

Each Corporation and the Trust is governed by a board of directors or trustees (sometimes referred to as “board members”), which oversees the business operations of the applicable fund. Each board is authorized to establish additional series of a Corporation or the Trust. Each board member serves an indefinite term of office. The tables below show, for each director or trustee and executive officer, his or her name, address and age, the position held with the fund, the length of time served as a board member or officer of the fund, the board member’s or officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

Interested board members

Name, address, and age	Position(s) held with funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Meyer Feldberg[2]; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Director/ Trustee	Since 1991 (Managed Municipal Trust); Since 1992 (RMA Money Fund, RMA Tax-Free Fund)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

Name, address, and age	Position(s) held with funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Barry M. Mandinach[3]; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Director/ Trustee	Since 2010	Mr. Mandinach is a managing director of UBS Global AM (US) and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).	Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Independent board members

Name, address, and age	Position(s) held with funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Richard Q. Armstrong; 78 c/o Keith A. Weller, Assistant Fund Secretary, UBS Global Asset Management (Americas) Inc., 1285 Avenue of the Americas, 12th Floor, New York, NY 10019	Director/ Trustee and Chairman of the Board of Directors/ Trustees	Since 1996 (Director/ Trustee) Since 2004 (Chairman of the Board of Directors/ Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessey) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Alan S. Bernikow; 72 207 Benedict Ave. Staten Island, NY 10314	Director/ Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 to 2007). Previously, he was Deputy Chief Executive Officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Name, address, and age	Position(s) held with funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Richard R. Burt; 66 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Director/ Trustee	Since 1996	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).	Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc. and The European Equity Fund, Inc. and The New Germany Fund, Inc.

Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Director/ Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of the OFI Global Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Director/ Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

[1]	Each board member holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the funds as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the funds may conduct transactions.

[3]	Mr. Mandinach is deemed an “interested person” of the funds as defined in the Investment Company Act because of his employment by UBS Global AM—Americas region.

Officers

Name, address, and age	Position(s) held with Funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Joseph Allessie[2]; 48	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski[2]; 45	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) (since 2008) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 through 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mark E. Carver[2]; 49	President	Since 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product- related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Name, address, and age	Position(s) held with Funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Thomas Disbrow[2]; 47	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of the North American Fund Treasury department (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Michael J. Flook[2]; 48	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Elbridge T. Gerry III[2]; 56	Vice President	Since 1996 (Managed Municipal Trust); Since 2000 (RMA Tax-Free Fund)	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 20 portfolios) for which UBS Global AM serves as investment advisor or manager.

Christopher S. Ha2; 33	Vice President and Assistant Secretary	Since September 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Name, address, and age	Position(s) held with Funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Erin O. Houston[2]; 36	Vice President	Since 2009 (Managed Municipal Trust; RMA Tax-Free Fund)	Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM— Americans Region, Ms. Houston was with Western Investors (from 2005 to 2009). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mark F. Kemper[3]; 55	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Joanne M. Kilkeary[2]; 45	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since March 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee[2]; 42	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Name, address, and age	Position(s) held with Funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Joseph McGill[2]; 51	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) of UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Ryan Nugent[2]; 35	Vice President	Since 2009 (Managed Municipal Trust; RMA Tax-Free Fund)	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM serves as investment advisor or manager.

Nancy D. Osborn[2]; 47	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Robert Sabatino[3]; 39	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM serves as investment advisor or manager.

Name, address, and age	Position(s) held with Funds	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Eric Sanders[2]; 47	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Andrew Shoup[2]; 57	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and the global head of fund treasury of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Keith A. Weller[2]; 52	Vice President and Assistant Secretary	Since 1995 (Managed Municipal Trust, RMA Money Fund, RMA Tax-Free Fund)	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mandy Yu2; 29	Vice President	Since February 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to March 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

[1]	Officers are appointed by the board members and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

Information about board member ownership of funds’ shares

Board member	Dollar range of equity securities in funds[1]	Aggregate dollar range of equity securities in all registered investment companies overseen by the board member for which UBS Global AM serves as investment advisor or manager[1]
Interested board members
Meyer Feldberg	Money Market Portfolio:	Over $100,000
None
U.S. Government Portfolio:
None
Tax-Free Fund:
None
California Municipal Money Fund:
None
New York Municipal Money Fund:
None

Barry M. Mandinach	Money Market Portfolio:	Over $100,000
None
U.S. Government Portfolio:
None
Tax-Free Fund:
None
California Municipal Money Fund:
None
New York Municipal Money Fund:
None
Independent board members
Richard Q. Armstrong	Money Market Portfolio:	Over $100,000
None
U.S. Government Portfolio:
None
Tax-Free Fund:
$1 - 10,000
California Municipal Money Fund:
None
New York Municipal Money Fund:
None

Board member	Dollar range of equity securities in funds[1]	Aggregate dollar range of equity securities in all registered investment companies overseen by the board member for which UBS Global AM serves as investment advisor or manager[1]
Alan S. Bernikow	Money Market Portfolio:	Over $100,000
None
U.S. Government Portfolio:
None
Tax-Free Fund:
None
California Municipal Money Fund:
None
New York Municipal Money Fund:
None

Richard R. Burt	Money Market Portfolio:	Over $100,000
None
U.S. Government Portfolio:
None
Tax-Free Fund:
None
California Municipal Money Fund:
None
New York Municipal Money Fund:
None

Bernard H. Garil	Money Market Portfolio:	Over $100,000
None
U.S. Government Portfolio:
None
Tax-Free Fund:
None
California Municipal Money Fund:
None
New York Municipal Money Fund:
None

Board member	Dollar range of equity securities in funds[1]	Aggregate dollar range of equity securities in all registered investment companies overseen by the board member for which UBS Global AM serves as investment advisor or manager[1]
Heather R. Higgins	Money Market Portfolio:	Over $100,000
None
U.S. Government Portfolio:
None
Tax-Free Fund:
None
California Municipal Money Fund:
None
New York Municipal Money Fund:
None

[1]	Information regarding ownership is as of December 31, 2012.

Leadership structure and qualifications of the board

The board is responsible for oversight of the funds. The board is currently composed of seven board members, five of whom are not “interested persons” of the funds as that term is defined by the Investment Company Act (“Independent Board Members”). One of the two remaining board members is independent of UBS Global AM but is an “interested person” of the funds within the meaning of the Investment Company Act because he is employed by a registered broker dealer that may execute transactions with the funds from time to time. The other board member is an “interested person” of the funds within the meaning of the Investment Company Act because of his employment by UBS Global AM—Americas region. The board members have selected an Independent Board Member to act as chairman of the board. The chairman of the board’s role is to preside at all meetings of the board and generally to act as a liaison with service providers, officers, attorneys and other board members between meetings. The chairman may also perform such other functions as may be delegated by the board from time to time. The board has established an Audit Committee and a Nominating and Corporate Governance Committee to assist the board in the oversight and direction of the business and affairs of the funds, and from time to time may establish ad hoc committees, informal working groups or designate one or more members to review and address the policies and practices of the funds or to liaise with the funds’ Chief Compliance Officer or service providers, including staff of UBS Global AM, with respect to certain specified matters. The board meets in-person at regularly scheduled meetings five times throughout the year. In addition, the board members may meet in-person or by telephone at special meetings or on an informal basis at other times. Each committee meets as appropriate to conduct the oversight functions delegated to the committee by the board and reports its findings to the board. The board and Audit Committee conduct annual assessments of their oversight function and structure. The Independent Board Members have also engaged independent legal counsel to assist them in performing their oversight responsibilities. The board members have determined that the board’s leadership and committee structure is appropriate because it allows the board to exercise informed and independent judgment over the matters under its purview and to allocate areas of responsibility among committees of Independent Board Members and the full board in a manner that enhances the full board’s oversight.

The funds have engaged UBS Global AM to manage each fund on a day-to-day basis. The board is responsible for overseeing UBS Global AM and other service providers in the operations of the funds in accordance with the Investment Company Act, applicable state and other laws, and the funds’ charters. The board reviews, on an ongoing basis, the funds’ performance, operations and investment strategies and techniques. The board also conducts reviews of UBS Global AM and its role in running the operations of the funds.

The board has concluded that, based on each board member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other board members, each board member should serve as a board member. In determining that a particular board member is qualified to serve as a board member, the board has considered a variety of criteria, none of which, in isolation, was controlling. The board believes that, collectively, the board members have balanced and diverse experience, skills, attributes and qualifications, which allow the board to operate effectively in governing the funds and protecting the interests of shareholders. Among the attributes common to all board members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with other board members, UBS Global AM, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as board members. In addition, the board has taken into account the actual service and commitment of the board members during their tenure in concluding that each should continue to serve. A board member’s ability to perform his or her duties effectively may have been attained through a board member’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the funds, other funds in the fund complex, other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each board member that led the board to conclude that he or she should serve as a board member.

Mr. Armstrong and Amb. Burt have each served as a board member of the Corporations and the Trust and as directors/trustees of other funds in the fund complex for well more than a decade, including as members and/ or chairs of various board committees. Mr. Armstrong has served as chairman of the board since 2004. Most recently, Mr. Armstrong has been chairman and principal of a management and consulting firm. From 1982 through 1995, Mr. Armstrong had been president or chairman of several international consumer packaged goods companies, including (1) chairman of the board, chief executive officer and co-owner of Adirondack Beverages (producer and distributor of soft drinks and sparkling/still waters); (2) partner of the New England Consulting Group (management consulting firm); and (3) managing director of LVMH U.S. Corporation (US subsidiary of the French luxury goods conglomerate, Louis Vuitton Moët Hennessey Corporation) and chairman of its wine and spirits subsidiary, Schieffelin & Somerset Company (responsible for such brands as Canada Dry and Dr. Pepper, among many others). He also served as president of Cluett Peabody & Company (textile/apparel, including such well known brands as Arrow shirts and Gold Toe socks). Amb. Burt has many years experience in advising companies regarding international investment and risk management. Amb. Burt also currently serves, or has served, on the boards of directors of several funds outside of the UBS Global AM fund complex and has served as a director on other corporate boards. Amb. Burt was the chief negotiator in the Strategic Arms Reduction Talks with the former Soviet Union (1989-1991) and the US Ambassador to the Federal Republic of Germany (1985-1989). He had also been a partner of McKinsey & Company (management consulting firm). Mr. Mandinach has extensive experience in the mutual fund industry and a broad understanding of the needs of investors. Throughout his career, Mr. Mandinach has been involved with the marketing of mutual funds and in building relationships with service intermediaries. Mr. Mandinach is currently the Head of UBS Global AM—Americas region’s Institutional & Wholesale Business (US) as well as its Chief Marketing Officer (US). Mr. Mandinach has previously held positions at Drexel Burnham Lambert and at the Zweig Funds. Prof. Feldberg has served as a board member of the Corporations and the Trust and other mutual funds in the fund complex for over two decades. Prof. Feldberg has held several prestigious positions at Columbia Business School and the Graduate School of Business at Columbia University, including Dean and Professor of Management. He is also a senior advisor to Morgan Stanley and serves on the boards of several public companies. Mr. Bernikow, Mr. Garil and Ms. Higgins were elected as board member of the funds and the other funds in the fund complex during 2005-2006. Mr. Bernikow, Mr. Garil and Ms. Higgins also serve as members and/or chairs of various board committees. Mr. Bernikow has extensive accounting and finance experience (being a certified public accountant and having served for many years as the Deputy Chief Executive Officer of Deloitte & Touche LLP, one of the four largest independent registered public accounting firms in the US) and currently serves, or has served, on the boards and committees of various public companies and a national bank. Mr. Garil has four decades of experience in the fund management business and for much of that time he served as an executive of a fund adviser and as a member of fund boards. He began his career at the US Securities and Exchange Commission. Ms. Higgins has experience as a portfolio manager for a major US trust bank and has held senior executive positions and/or directorships at several major charitable organizations.

Additional details about each board member’s professional experience is included above in the table in the section captioned “Organization of the funds; directors and officers; principal holders and management ownership of securities.” That table contains information regarding other directorships currently held by board members. In addition, during the five years ended August 29, 2013, the following board member was a member of the boards of the following companies: Amb. Burt—director of IGT, Inc. (provides technology to gaming and wagering industry); and director of The Protective Group, Inc. (produces armor products).

Risk oversight

The funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the board’s general oversight of the funds’ investment programs and operations and is addressed as part of various regular board and committee activities. Day-to-day risk management with respect to the funds is the responsibility of UBS Global AM or other service providers (depending on the nature of the risk), subject to supervision by UBS Global AM. Each of UBS Global AM and other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the board recognizes that it is not possible to identify all of the risks that may affect the funds or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some are simply beyond any control of the funds, UBS Global AM or its affiliates or other service providers. As part of its regular oversight of the funds, the board, directly or through a committee, reviews reports from, among others, management, the funds’ Chief Compliance Officer, its independent registered public accounting firm, counsel, and internal auditors for UBS Global AM or its affiliates, as appropriate, regarding risks faced by the funds and the risk oversight programs of UBS Global AM. The board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the funds’ compliance program and reports to the board regarding compliance matters for the funds and their service providers; the board has designated one of its members to liaise with the Chief Compliance Officer between board meetings to assure that significant compliance issues identified by the Chief Compliance officer will be brought to the attention of the full board in a timely and appropriate manner. The board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees

Each of the Corporations and the Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Board Members. Alan S. Bernikow is chairman of the Audit Committee. The following Independent Board Members are members of the Nominating and Corporate Governance Committee: Richard R. Burt (chairman), Heather R. Higgins and Bernard H. Garil. In addition to serving on the Audit Committee, Mr. Bernikow currently serves as a member of the audit committees of at least three other public companies not affiliated with the UBS Global AM funds he oversees. The board has determined that Mr. Bernikow’s simultaneous service on the audit committees of these other public companies does not impair his ability to effectively serve on the Audit Committee.

The Audit Committee is responsible for, among other things, (i) overseeing the scope of a fund’s audit; (ii) overseeing a fund’s accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund’s independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund’s independent registered public accounting firm of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund’s qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent registered public accounting firm any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund’s audit or determining whether a fund’s financial statements are complete and accurate and are in accordance with US generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

The Audit Committee normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During each fund’s fiscal year ended June 30, 2013, each Audit Committee held five meetings.

Each fund’s board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. Each Nominating Committee is responsible for, among other things, selecting, evaluating and recommending to the relevant board candidates to be nominated as additional Independent Board Members of the board and making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing such other corporate governance functions as the board may authorize. Each Nominating and Corporate Governance Committee met five times during the fiscal year ended June 30, 2013.

Each Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Board Members occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Richard R. Burt, care of the Secretary of the Corporation/Trust at c/o UBS Global Asset Management (Americas) Inc., UBS Tower, One North Wacker Drive, Chicago, IL 60606 and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

Information about Independent Board Member ownership of securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM

As of December 31, 2012, the Independent Board Members and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

Compensation

Each Independent Board Member receives, in the aggregate from the UBS Global AM funds he or she oversees, an annual retainer of $110,000 and an $18,000 fee for each regular joint board meeting of the boards of those funds (and each in-person special joint board meeting of the boards of those funds) actually attended. Independent Board Members who participate in previously scheduled joint in-person meetings of the boards of the UBS Global AM funds by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Board Members who participate in previously scheduled joint in-person meetings of the boards of the UBS Global AM funds by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each Independent Board Member receives from the relevant fund, $2,000 for each special in-person meeting (not held as a joint meeting) of the board of that fund actually attended where that fund’s board must meet separately from the regularly scheduled joint board meetings. Independent Board Members who participate in scheduled telephonic meetings of the board(s) of one or more UBS Funds are paid $1,000 for each such meeting actually attended.

The chairman of the board receives annually an additional $50,000; the chairperson of the Audit Committee receives annually an additional $35,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually an additional $25,000. In addition, a board member who undertakes a special assignment to provide special assistance in coordinating the board’s oversight of compliance or contract reconsideration matters (currently Heather R. Higgins and Bernard H. Garil, respectively) receives annually an additional $20,000. However, if a board member simultaneously holds more than one such position or assignment, he or she is paid only the higher of the fees otherwise payable for these positions or assignments. Independent Board Members who are also members of the Audit Committee and/or Nominating and Corporate Governance Committee are paid in the aggregate from the UBS Global AM funds he or she oversees, annual retainers of $10,000 and $5,000, respectively, in connection with his or her membership on the Audit Committee and/or Nominating and Corporate Governance Committee. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) as follows (i) one-half of the expense will be allocated pro rata based on the funds’ relative net assets at the end of the calendar quarter preceding the date of payment and (ii) one-half of the expense will be allocated according to the number of such funds (i.e., expense divided by number of funds). No officer, director or employee of UBS Global AM or any one of its affiliates currently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

The table below includes certain information relating to the compensation of the funds’ current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as investment advisor or manager during the periods indicated.

Compensation table1

	Aggregate compensation from
Name of person, position	Money Fund[4]	Tax-Free Fund[4]	Managed Municipal Trust[4]	Total compensation from the Corporations/Trust and the fund complex[5]
Richard Q. Armstrong, Director/Trustee	$36,903	$10,520	$9,404	$263,000
Alan S. Bernikow, Director/Trustee	34,768	9,913	8,862	249,000
Richard R. Burt, Director/Trustee	31,661	9,006	8,043	243,000
Meyer Feldberg, Director/Trustee[2]	0	0	0	233,577
Bernard H. Garil, Director/Trustee	33,345	9,508	8,501	239,000
Heather R. Higgins, Director/Trustee	33,345	9,508	8,501	239,000
Barry M. Mandinach, Director/Trustee[3]	0	0	0	0

[1]	Except as discussed below, only Independent Board Members were compensated by the funds for which UBS Global AM serves as investment advisor or manager.

[2]

Professor Feldberg is an “interested person” of the funds by virtue of his position as senior advisor with Morgan Stanley, and not by reason of affiliation with UBS Global AM. He is compensated (i) by funds for which the management, investment advisory and/or administration contract between the fund and UBS Global AM provides that the fund may bear a portion of the compensation to a board member who is not an interested person of the fund by reason of affiliation with UBS Global AM or any of UBS Global AM’s affiliates, and (ii) otherwise by UBS Global AM. The compensation amounts listed above for Professor Feldberg represent only (1) those amounts paid by other funds within the fund complex for which UBS Global AM does not serve as investment advisor or manager, and (2) funds within the fund complex that have management, investment advisory and/or administration contracts providing that the fund may bear a portion of his compensation.

[3]

Mr. Mandinach is an “interested person” of the funds because of his employment by UBS Global AM—Americas region. He is not compensated by a fund or other funds in the fund complex for his services as a board member.

[4]	Represents fees paid to each board member indicated for the fiscal year ended June 30, 2013.

[5]	Represents fees paid during the calendar year ended December 31, 2012 to each board member by:

(a) 13 investment companies in the case of Messrs. Armstrong, Bernikow, Burt, and Garil and Ms. Higgins; and (b) 22 investment companies in the case of Professor Feldberg, for which UBS Global AM or one of its affiliates served as investment advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

Principal holders and management ownership of securities

UBS Financial Services Inc., 1285 Avenue of the Americas, New York, New York 10019-6028, owned of record all of each fund’s shares as of August 1, 2013. As of August 1, 2013, the funds’ records showed no shareholders as owning beneficially 5% or more of a fund’s shares, and the funds do not know of any other person who owns beneficially 5% or more of a fund’s shares.

As of August 1, 2013, board members and officers owned in the aggregate less than 1% of the outstanding shares of each fund.

Investment advisory, administration and principal underwriting arrangements

Investment advisory and administration arrangements.    Effective March 1, 2011, UBS Global AM acts as the investment advisor and administrator pursuant to contracts covering the funds (each, a “Current Advisory and Administration Contract”). Prior to March 1, 2011, UBS Financial Services Inc. acted as the investment advisor and administrator pursuant to contracts covering each fund (each, a “Previous Advisory and Administration Contract”), and UBS Global AM acted as the sub-advisor and sub-administrator to each fund pursuant to contracts with UBS Financial Services Inc. (each, a “Sub-Advisory and Sub-Administration Contract”). Under the Current Advisory and Administration Contracts, each fund pays UBS Global AM a fee, computed daily and paid monthly, according to the following schedules:

Average daily net assets	Annual Rate
Money Market Portfolio
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275 [1]
U.S. Government Portfolio
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
In excess of $5 billion up to $10 billion	0.315
In excess of $10 billion up to $15 billion	0.305
In excess of $15 billion up to $20 billion	0.275
Over $20 billion	0.265

Average daily net assets	Annual Rate
Tax-Free Fund
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
California Municipal Money Fund and New York Municipal Money Fund
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

[1]

UBS Global AM has contractually agreed to cap the Money Market Portfolio’s aggregate management and shareholder services fees (paid pursuant to the related services plan) so that the total of these does not exceed 0.50% of the fund’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the fund’s average daily net assets. (UBS Global AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the fund’s shareholder services plan remains in effect.)

Services provided by UBS Global AM under the Current Advisory and Administration Contracts include the provision of a continuous investment program for the funds and supervision of all matters relating to the operation of the funds. Under the Previous Advisory and Administration Contracts, for the period July 1, 2010 through February 28, 2011, UBS Financial Services Inc., each fund’s prior investment advisor and administrator, earned (or accrued) investment advisory and administrative fees in the following amounts:

For the period July 1, 2010 through February 28, 2011
Money Market Portfolio	$48,417,259
U.S. Government Portfolio	9,376,149
Tax-Free Fund	11,776,349
California Municipal Money Fund	2,826,717
New York Municipal Money Fund	2,526,207

Under the previous contractual cap with Money Market Portfolio for the period July 1, 2010 through February 28, 2011, UBS Financial Services Inc. waived $13,296,537 in fees.

The following table shows the amounts of investment advisory and administrative fees that were voluntarily waived by UBS Financial Services Inc. for the following funds for the periods indicated:

For the period July 1, 2010 through February 28, 2011
Money Market Portfolio	$26,840,164
U.S. Government Portfolio	8,099,654
Tax-Free Fund	9,674,250
California Municipal Money Fund	2,482,732
New York Municipal Money Fund	2,201,196

Under the Current Advisory and Administration Contracts, for the fiscal years ended June 30, 2013 and 2012 and the period March 1, 2011 through June 30, 2011, UBS Global AM, each fund’s current investment advisor and administrator, earned (or accrued) investment advisory and administrative fees in the following amounts:

	For the fiscal years ended June 30,		For the period March 1, 2011 through June 30, 2011
	2013	2012
Money Market Portfolio	$38,392,206	$52,308,253	$17,074,773
U.S. Government Portfolio	9,457,880	14,826,149	3,923,216
Tax-Free Fund	13,116,695	15,738,236	5,327,469
California Municipal Money Fund	3,583,935	3,820,975	1,198,763
New York Municipal Money Fund	3,139,336	3,162,918	1,111,040

For the fiscal years ended June 30, 2013 and 2012 and the period March 1, 2011 through June 30, 2011, there were no fees waived by UBS Global AM under the current contractual cap with Money Market Portfolio.

The following table shows the amounts of investment advisory and administrative fees that were voluntarily waived by UBS Global AM for the fiscal years ended June 30, 2013 and 2012 and the period March 1, 2011 through June 30, 2011:

	For the fiscal years ended June 30,		For the period March 1, 2011 through June 30, 2011
	2013	2012
Money Market Portfolio	$20,728,379	$34,765,137	$8,698,605
U.S. Government Portfolio	6,826,035	11,908,384	2,718,167
Tax-Free Fund	10,175,399	12,121,874	3,049,472
California Municipal Money Fund	3,005,933	3,250,992	806,507
New York Municipal Money Fund	2,609,618	2,675,415	759,977

Prior to March 1, 2011, under the Sub-Advisory and Sub-Administration Contracts, UBS Global AM served as the funds’ sub-advisor and sub-administrator. Under each Sub-Advisory and Sub-Administration Contract, UBS Financial Services Inc. (not a fund) paid UBS Global AM a fee, computed daily and paid monthly, at an annual rate of 0.08% of a fund’s average daily net assets, and for the period July 1, 2010 through February 28, 2011, UBS Financial Services Inc. paid (or accrued) to UBS Global AM the following fees:

For the period July 1, 2010 through February 28, 2011
Money Market Portfolio	$7,746,761
U.S. Government Portfolio	1,968,192
Tax-Free Fund	2,350,665
California Municipal Money Fund	512,762
New York Municipal Money Fund	445,982

Under the terms of the Current Advisory and Administration Contracts, each fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. General expenses of a Corporation or the Trust not readily identifiable as belonging to the fund or to a Corporation’s or the Trust’s other series are allocated among series by or under the direction of a board in such manner as a board deems fair and equitable. Expenses borne by the funds include the following (or each fund’s share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the funds and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the funds by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the shares of the funds under federal and state securities laws and the maintenance of such registrations and qualifications; (5) fees and salaries payable to the board members and officers who are not interested persons of a Corporation or the Trust, or of UBS Global AM; (6) all expenses incurred in connection with the board members’ services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation or the Trust, or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the Independent Board Members; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders and costs of mailing such materials to existing shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which a Corporation or the Trust is a party and the expenses a Corporation or the Trust may incur as a result of its legal obligation to provide indemnification to its officers, board members, agents and shareholders) incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (16) the cost of investment company literature and other publications provided to the directors and officers; and (17) costs of mailing, stationery and communications equipment.

Each Current Advisory and Administration Contract provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Current Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from its reckless disregard of its duties and obligations thereunder.

The Current Advisory and Administration Contracts are terminable with respect to each fund at any time without penalty by vote of the applicable board or by vote of the holders of a majority of the outstanding voting securities of that fund, on 60 days’ written notice to UBS Global AM. The Current Advisory and Administration Contracts are also terminable without penalty by UBS Global AM on 60 days’ written notice to the appropriate Corporation or the Trust. The Current Advisory and Administration Contracts terminate automatically upon their assignment.

Bank line of credit.    Tax-Free Fund, California Municipal Money Fund and New York Municipal Money Fund participate with other funds managed or advised by UBS Global AM in a $100 million committed credit facility (the “Facility”) with State Street Bank and Trust Company to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each of these funds at the request of shareholders and other temporary or emergency purposes. Under the Facility, each of these funds has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the arrangement.

For the fiscal year ended June 30, 2013, the funds did not borrow under the Facility.

For the fiscal year ended June 30, 2012, the following funds had borrowings:

	Average daily borrowings	Number of days outstanding	Weighted average annualized interest rate	Interest expense
Tax-Free Fund	$44,498,102	5	1.13%	$6,974
California Municipal Money Fund	26,112,786	5	1.13	4,085

For the fiscal year ended June 30, 2011, the funds did not borrow under the Facility.

Proxy voting policies and procedures.    Each board believes that the voting of proxies on securities held by a fund is an important element of the overall investment process. As such, each board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM’s proxy voting policy.

You may obtain information about a fund’s proxy voting decisions, without charge, online on the fund’s Web site (http://www.ubs.com/ubsglobalam-proxy under the “UBS Funds” category on this Web page) or on the EDGAR database on the SEC’s Web site (http://www.sec.gov) for the most recent 12-month period ending June 30th for which an SEC filing has been made.

UBS Global AM’s proxy voting policy is based on its belief that voting rights have economic value and should be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM’s proxy voting policy.

When UBS Global AM’s view of a company’s management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate.

In addition, UBS Global AM focuses on the following areas of concern when voting its clients’ securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS Global AM exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Transfer agency related services.    UBS Financial Service Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the funds’ transfer agent, and is compensated for these services by BNY Mellon, not the funds.

For the year ended June 30, 2013, UBS Financial Services Inc. received from BNY Mellon, not the funds, a portion of the total transfer agency and related services fees paid by the funds to BNY Mellon as follows:

Money Market Portfolio	$2,456,355
U.S. Government Portfolio	204,880
Tax-Free Fund	691,548
California Municipal Money Fund	122,206
New York Municipal Money Fund	102,760

Principal underwriting arrangements.    UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), 1285 Avenue of the Americas, New York, New York 10019-6028, acts as principal underwriter of shares of the funds under separate principal underwriting contracts with each Corporation or the Trust (“Principal Underwriting Contracts”). The Principal Underwriting Contracts require UBS Global AM (US) to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell fund shares. As of the date of this SAI, UBS Global AM (US) has entered into dealer agreements with UBS Financial Services Inc. Payments by each fund (other than Money Market Portfolio) to compensate UBS Global AM (US) for certain expenses incurred in connection with its activities in providing certain shareholder and account maintenance services are authorized under the Principal Underwriting Contracts and made in accordance with related service plans adopted by each Corporation or the Trust with respect to those funds in the manner prescribed by Rule 12b-1 under the Investment Company Act.

Under service plans adopted in the manner prescribed by Rule 12b-1 under the Investment Company Act (each, a “Plan”), each fund (other than Money Market Portfolio) pays UBS Global AM (US) a service fee, computed daily and payable monthly. Effective July 1, 2005, Money Market Portfolio had adopted a non-Rule 12b-1 shareholder service plan (also a “Plan”) pursuant to which it pays UBS Global AM (US) a service fee, computed daily and payable monthly. Each fund’s Plan authorizes the fund to pay UBS Global AM (US) the service fee at an annual rate of up to

0.15% of its average daily net assets, and each fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of average net assets.

UBS Global AM (US) may reallow any or all of the service fees to such dealers as UBS Global AM (US) may from time to time determine. As of the date of this SAI, UBS Global AM (US) is paying all of the service fees to UBS Financial Services Inc. UBS Financial Services Inc. uses the service fees to pay UBS Financial Services Inc. Financial Advisors and correspondent firms for shareholder servicing. The fee is also used to offset UBS Financial Services Inc.’s other expenses in servicing and maintaining shareholder accounts. These expenses may include the costs of the UBS Financial Services Inc. branch office in which the Financial Advisor is based, such as rent, communications equipment, employee salaries and other overhead costs.

Among other things, each Plan provides that (1) UBS Global AM (US) will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those Independent Board Members of the Corporation or Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the affected fund’s outstanding shares and (4) while the Plan remains in effect, the selection and nomination of Independent Board Members of the Corporation or Trust shall be committed to the discretion of the Independent Board Members of the Corporation or Trust.

UBS Global AM (US) earned (or accrued) the following service fees from the funds during the fiscal year ended June 30, 2013:

Money Market Portfolio	$16,829,622
U.S. Government Portfolio	3,970,560
Tax-Free Fund	5,179,117
California Municipal Money Fund	1,289,075
New York Municipal Money Fund	1,098,473

The following table shows the amounts of services fees that were voluntarily waived by UBS Global AM (US) during the fiscal year ended June 30, 2013:

Money Market Portfolio	$16,829,622
U.S. Government Portfolio	3,970,560
Tax-Free Fund	5,179,117
California Municipal Money Fund	1,289,075
New York Municipal Money Fund	1,098,473

For the same period, UBS Global AM (US) and UBS Financial Services Inc. estimate that they incurred the following shareholder service-related expenses with respect to each fund during the fiscal year ended June 30, 2013:

Allocated costs
Money Market Portfolio	$31,751,667
U.S. Government Portfolio	7,981,667
Tax-Free Fund	9,336,000
California Municipal Money Fund	2,219,667
New York Municipal Money Fund	1,923,000

“Allocated costs” include various internal costs allocated by UBS Financial Services Inc. to its efforts at providing certain shareholder and account maintenance services. These internal costs encompass office rent, salaries and other overhead expenses of various UBS Financial Services Inc. departments and areas of operations.

In approving the continuance of the Plan for a fund, the applicable board considered all features of the distribution system for the fund, including (1) the view of UBS Global AM (US) that the payment of service fees would result in greater growth of the fund than might otherwise be the case, (2) the extent to which fund shareholders might benefit from economies of scale resulting from growth in the fund’s assets and shareholder account size and the potential for continued growth, (3) the services provided to the fund and its shareholders by UBS Global AM (US) pursuant to the applicable Principal Underwriting Contract, (4) the expenses and costs of UBS Global AM (US) and UBS Financial Services Inc. under the Plan as described above and (5) the fact that the expense of the Plan to funds with breakpoints in their advisory and administration fees could be offset if the Plan is successful by the lower fee rates that may be triggered as assets reach higher levels.

With respect to each Plan, the applicable board also considered the benefits that would accrue to UBS Global AM (US) under the Plan in that UBS Global AM (US) would receive service fees, and its affiliate UBS Global AM would receive investment advisory and administrative fees, that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan is successful and the fund attains and maintains increased asset levels.

In considering the continuance of the Money Market Portfolio’s Plan, the Board also considered the fact that there would be no increase in the total fees paid by shareholders as a result of the continuance of the Plan because UBS Global AM had agreed to offset the expenses of the Money Market Portfolio’s Plan to the fund by (i) entering into a formal written agreement to waive a portion of UBS Global AM’s contractual management fee for as long as the Plan remains in effect, and (ii) capping the effective rate of the management fee paid by the fund such that the aggregate of the total annual management expenses and service fees going forward (as a percentage of the fund’s average daily net assets) would not exceed the fund’s contractual annual management expenses, absent such waiver agreement (as a percentage of the fund’s average daily net assets), of 0.50%.

UBS Global AM (US) may make cash and non-cash payments to affiliated and unaffiliated broker-dealers and other financial intermediaries (collectively, “Financial Intermediaries”) that engage in selling efforts on behalf of a fund, subject to the internal policies and procedures of UBS Global AM (US). The source of such payments may come from 12b-1 fees collected from a fund and/or from UBS Global AM (US)’s own resources (including through transfers from affiliates). Payments made out of UBS Global AM (US)’s own resources are often referred to as “revenue sharing.” Revenue sharing payments generally are based on the value of fund shares sold as a result of such selling efforts although they could take other forms (such as, without limitation, ticket charges or “trail” fees for servicing shareholder accounts). Revenue sharing payments are negotiated by UBS Global AM (US) and may also be based on such other factors as the Financial Intermediary’s ability to attract and retain assets, the quality and quantity of the services provided by the Financial Intermediary, the Financial Intermediary’s relationship with UBS Global AM (US) or the reputation of the Financial Intermediary.

Revenue sharing payments are made by UBS Global AM (US) out of its own resources (and not out of fund assets). The value of a shareholder’s investment in a fund and the return on that investment will be unaffected by these revenue sharing payments. The source of revenue sharing payments may come from transfers from other UBS entities, such as UBS Global AM. UBS Global AM (US) may pay Financial Intermediaries a finder’s fee for a variety of reasons, including (1) where UBS Global AM (US) is paying shareholder servicing fees or making other payments to a separate Financial Intermediary that makes shares available to others, (2) where the assets in an account reach a certain threshold or (3) where a Financial Intermediary provides marketing support or access to sales platforms or personnel.

UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM. UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to

UBS Global AM (US)’s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)’s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)’s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)’s promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services.

You should ask your Financial Intermediary about any payment it receives from the underwriter and any services provided.

Portfolio transactions

The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

Research services and information received from brokers or dealers are supplemental to UBS Global AM’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that its advises may be used in advising the funds.

During the fiscal years ended June 30, 2013, 2012 and 2011, the funds paid no brokerage commissions. Therefore, the funds did not allocate any brokerage transactions for research, analysis, advice and similar services during the fiscal years ended June 30, 2013, 2012 and 2011.

Investment decisions for a fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

As of June 30, 2013, the funds owned securities issued by their regular broker-dealers or entities that may be deemed affiliates of those regular broker-dealers (as defined in Rule 10b-1 under the Investment Company Act) as follows:

Portfolio Transactions

Money Market Portfolio

Issuer	Type of Security	Value
Bank of America N.A.	Bank notes	$301,000,000
Bank of America Securities	Repurchase agreement	465,000,000
Barclays Bank PLC	Commercial paper	246,926,501
BNP Paribas Finance, Inc.	Commercial paper	99,977,611
Citibank N.A.	Certificate of deposit	145,000,000
Deutsche Bank Securities, Inc.	Repurchase agreement	35,000,000
Goldman Sachs & Co.	Repurchase agreement	310,000,000
JPMorgan Chase & Co.	Commercial paper	139,906,939
Natixis US Finance Co. LLC	Commercial paper	300,000,000
Natixis	Time deposit	200,000,000
Societe Generale N.A., Inc.	Commercial paper	212,980,194

US Government Portfolio

Issuer	Type of Security	Value
Barclays Capital, Inc.	Repurchase agreement	$230,000,000
BNP Paribas Securities Corp.	Repurchase agreement	240,000,000
Goldman Sachs & Co.	Repurchase agreement	250,000,000

Additional purchase and redemption information; financial institutions

Additional purchase information.    Each fund may, subject to approval by its board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund’s shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.

Additional redemption information.    The redemption price may be more or less than the shareholder’s cost, depending on the market value of the fund’s portfolio at the time; although each fund attempts to maintain a constant net asset value of $1.00 per share.

If conditions exist that make cash payments undesirable, California Municipal Money Fund and New York Municipal Money Fund each reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund’s net asset value. If payment is made in securities, a shareholder may incur expenses in converting these securities into cash. Managed Municipal Trust has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or

1% of the net asset value of a fund during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

Under normal circumstances, a fund will redeem shares when so requested by a shareholder’s broker-dealer other than UBS Financial Services Inc. by telegram or telephone to UBS Global AM. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of fund shares effected through a broker-dealer other than UBS Financial Services Inc. may be subject to a service charge by that broker-dealer.

Financial institutions.    The funds may authorize financial institutions and their delegates or agents to accept on the funds’ behalf purchase and redemption orders that are in “good form” in accordance with the policies of those institutions. The funds will be deemed to have received these purchase and redemption orders when such an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on the fund’s net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents.

Valuation of shares

Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund’s net asset value per share is determined by its custodian, State Street Bank and Trust Company (“State Street”), as of 12:00 noon, Eastern time, on each business day. As defined in the Prospectus, “business day” means any day on which State Street’s Boston offices and the New York City offices of UBS Financial Services Inc. and UBS Financial Services Inc.’s bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 (the “Rule”) under the Investment Company Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to the fund’s investments, some of which are discussed in the Prospectuses and this SAI. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity of the instrument is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

Each fund’s board has established procedures (“Procedures”) for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for any fund, its board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. In addition, if the applicable board determines that a fund can no longer maintain a constant net asset value of $1.00 per share, the fund may, as part of converting to a market-based net asset value, take steps to: (i) temporarily suspend the offering of fund shares; and (ii) delay the payment of redemption proceeds for up to seven days, as permitted by the Investment Company Act.

Each fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life for its portfolio of 120 days or less, and except as otherwise indicated herein will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value, the relevant board will take appropriate action.

In determining the approximate market value of portfolio investments, each fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the applicable board.

Taxes

Qualification as a regulated investment company.    Each fund intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. To so qualify each fund must distribute to its shareholders for each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (consisting generally of net taxable investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) plus, in the case of each municipal money market fund, its net interest income excludable from gross income under section 103(a) of the Internal Revenue Code, and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly traded partnership and certain other income; (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or securities of other RICs) of any one issuer, or of one or more qualified publicly traded partnerships, in two or more issuers that the fund controls and which are engaged in the same or similar trade or businesses.

By qualifying for treatment as a RIC, each fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to its shareholders, provided that it distributes at least 90% of its investment company taxable income and net tax-exempt income for the taxable year. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be “exempt-interest dividends” described herein, as dividends (that would generally be taxed as ordinary income) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Please note that dividends from the funds are not eligible for the reduced rate of tax that may apply to certain dividends on corporate stock.

Dividends paid by a municipal money market fund will qualify as “exempt-interest dividends,” and thus will be excludable from gross income by its shareholders, if it satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). Each municipal money market fund intends to continue to satisfy this requirement. The aggregate amount annually designated by a municipal money market fund as exempt-interest dividends may not exceed its interest for the year that is excludable under section 103(a) over certain amounts disallowed as deductions. The shareholders’ treatment of dividends from the municipal money market funds under state and local income tax laws may differ from the treatment thereof under the Internal Revenue Code.

Tax-exempt interest attributable to certain PABs (including, in the case of a municipal money market fund receiving interest on those bonds, a proportionate part of the exempt-interest dividends it pays) is an item of tax preference for purposes of the federal alternative minimum tax (“AMT”). Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether a municipal money market fund’s tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described in this SAI.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by IDBs or PABs should consult their tax advisers before purchasing shares of a municipal money market fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of IDBs or PABs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a municipal money market fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the municipal money market funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient’s income exceeds the established amounts.

If a municipal money market fund invests in any instruments that generate taxable income, under the circumstances described in the Prospectus and in the discussion of municipal market discount bonds below, the portion of any fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the “actual earned” method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a municipal money market fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

Each municipal money market fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) (“municipal market discount bonds”). If a bond’s market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a municipal money market fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a municipal money market fund will not be deductible for US federal income tax purposes.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Taxable distributions to non-residents may be subject to a 30% withholding tax (or a lower rate under an applicable tax treaty). Exempt-interest dividends paid by the municipal money market funds are not subject to withholding. Distributions to foreign investors of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for a possible exemption is not maintained or expected to be available. Foreign investors may also be subject to US estate tax with respect to their fund shares. Effective July 1, 2014, each fund will be required to withhold US tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds made to certain non-US entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. Shareholders may be requested to provide additional information to the funds to enable the funds to determine whether withholding is required.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (i.e., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.

The foregoing is a general, abbreviated summary of certain provisions of the federal tax laws currently in effect as they directly govern the taxation of shareholders of each fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning federal tax matters.

California taxes.    In any year in which California Municipal Money Fund qualifies as a RIC under the Internal Revenue Code and 50% or more of its assets at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt from personal income taxation by the State of California, the fund will be qualified under California law to pay “exempt-interest” dividends which will be exempt from the California personal income tax.

Individual shareholders of California Municipal Money Fund who reside in California will not be subject to California personal income tax on distributions received from the fund to the extent such distributions are attributable to interest on tax-exempt obligations issued by the State of California, a California local government, or the US government or its possessions or territories, provided that the fund satisfies certain requirements of California law, including the requirement that at least 50% of its assets at the close of each quarter of its taxable year be invested in obligations the interest on which is exempt from personal income taxation by the State of California. Income distributions from the fund that are attributable to sources other than those described in the preceding sentence will generally be taxable to such shareholders as ordinary income. In addition, distributions to such shareholders other than exempt-interest dividends will be includable in income subject to the California alternative minimum tax.

Shareholders of California Municipal Money Fund who are subject to the California corporate franchise tax will be required to include distributions of investment income and capital gains in their taxable income for purposes of that tax. In addition, such distributions may be includable in income subject to the alternative minimum tax.

The foregoing is a general, abbreviated summary of certain of the provisions of the tax laws of the State of California presently in effect as they directly govern the taxation of shareholders of California Municipal Money Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

New York taxes.    Individual shareholders of New York Municipal Money Fund will not be required to include in their gross income for New York State and City purposes any portion of distributions received from New York Municipal Money Fund to the extent such distributions are directly attributable to interest earned on tax-exempt obligations issued by New York State or any political subdivisions thereof (including New York City) or interest earned on obligations of US possessions or territories to the extent interest on such obligations is exempt from state taxation pursuant to federal law, provided that New York Municipal Money Fund qualifies as a RIC under the Internal Revenue Code and satisfies certain requirements, among others, that at least 50% of its assets at the close of each quarter of its taxable year constitute obligations which are tax-exempt for federal income tax purposes. Distributions from New York Municipal Money Fund which are attributable to sources other than those described in the preceding sentence (including interest on obligations of other states and their political subdivisions) will generally be taxable to such individual shareholders as ordinary income.

Shareholders of New York Municipal Money Fund that are subject to the New York State corporate franchise tax or the New York City general corporation tax will be required to include exempt-interest dividends paid by New York Municipal Money Fund in their “entire net income” for purposes of such taxes and will be required to include their shares of New York Municipal Money Fund in their investment capital or business capital, but not both, for purposes of such taxes.

Shareholders of New York Municipal Money Fund will not be subject to the unincorporated business tax imposed by New York City solely by reason of their ownership of shares in New York Municipal Money Fund. If a shareholder is subject to the unincorporated business tax, income and gains distributed by New York Municipal Money Fund will be subject to such tax except, in general, to the extent such distributions are directly attributable to interest earned on tax-exempt obligations issued by New York State or any political subdivision thereof (including New York City).

Interest on indebtedness incurred by shareholders to purchase or carry shares of New York Municipal Money Fund (and certain other expenses relating thereto) generally will not be deductible for New York State or City personal income tax purposes.

The foregoing is a general summary of certain provisions of New York State and City tax laws currently in effect as they directly govern the taxation of shareholders of New York Municipal Money Fund. Further, these provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New York Municipal Money Fund’s transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning tax matters.

Tax-free income vs. taxable income—Tax-Free Fund.    Table I below illustrates approximate equivalent taxable and tax-free yields at the 2013 federal individual income tax rates in effect on the date of this SAI. For example, a couple with taxable income of $90,000 in 2013, or a single individual with taxable income of $55,000 in 2013, whose investments earn a 3% tax-free yield, would have to earn a 4.00% taxable yield to receive the same benefit.

Table I. 2013 Federal Taxable vs. Tax-Free Yields1

Taxable income (000’s)			A tax-free yield of
Single return	Joint return	Federal rate	1%	2%	3%	4%	5%
			is equal to a taxable yield of approximately
$0-8.9	$0-17.9	10.00%	1.11%	2.22%	3.33%	4.44%	5.56%
8.9-36.3	17.9-72.5	15.00	1.18	2.35	3.53	4.71	5.88
36.3-87.9	72.5-146.4	25.00	1.33	2.67	4.00	5.33	6.67
87.9-183.3	146.4-223.1	28.00	1.39	2.78	4.17	5.56	6.94
183.3-398.4	223.1-398.4	33.00	1.49	2.99	4.48	5.97	7.46
398.4-400.0	398.4-450.0	35.00	1.54	3.08	4.62	6.15	7.69
Over-400.0	Over-450.0	39.60	1.66	3.31	4.97	6.62	8.28

[1]

The yields listed are for illustration only and are not necessarily representative of the fund’s yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax; however, some of the fund’s investments may generate taxable income. The tax rates shown might change after the date of this SAI. Certain simplifying assumptions have been made. Any particular taxpayer’s rate may differ. The effective rates reflect the highest tax bracket within each range of income listed. The figures set forth above do not reflect the federal alternative minimum tax, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions.

Tax-free income vs. taxable income—California Municipal Money Fund.    Table II below illustrates approximate equivalent taxable and tax-free yields at the 2013 federal individual and 20121 California personal income tax rates in effect on the date of this SAI. For example, a California couple with taxable income of $100,000 in 2013, or a single California individual with taxable income of $55,000 in 2013, whose investments earn a 3% tax-free yield, would have to earn a 4.41% taxable yield to receive the same benefit.

Table II. 2013 Federal and 2012 California Taxable vs. Tax-Free Yields1,2

Taxable income (000’s)			A tax-free yield of
Single return	Joint return	Effective California and federal tax rate	1%	2%	3%	4%	5%
			is equal to a taxable yield of approximately
$0-7.5	$0-14.9	10.90%	1.12%	2.24%	3.37%	4.49%	5.61%
7.5-8.9	14.9-17.9	11.80	1.13	2.27	3.40	4.54	5.67
8.9-17.7	17.9-35.4	16.70	1.20	2.40	3.60	4.80	6.00
17.7-27.9	35.4-55.8	18.40	1.23	2.45	3.68	4.90	6.13
27.9-36.3	55.8-72.5	20.10	1.25	2.50	3.75	5.01	6.26
36.3-38.7	72.5-77.5	29.50	1.42	2.84	4.26	5.67	7.09
38.7-48.9	77.5-97.9	31.00	1.45	2.90	4.35	5.80	7.25
48.9-87.9	97.9-146.4	31.98	1.47	2.94	4.41	5.88	7.35
87.9-183.3	146.4-223.1	34.70	1.53	3.06	4.59	6.13	7.66
183.3-250.0	223.1-398.4	39.23	1.65	3.29	4.94	6.58	8.23
250.0-300.0		39.90	1.66	3.33	4.99	6.66	8.32
300.0-398.4		40.57	1.68	3.37	5.05	6.73	8.41
	398.4-450.0	41.05	1.70	3.39	5.09	6.78	8.48
398.4-400.0		42.35	1.73	3.47	5.20	6.94	8.67
	450.0-500.0	45.22	1.83	3.65	5.48	7.30	9.13
	500.0-600.0	45.82	1.85	3.69	5.54	7.38	9.23
400.0-500.0	600.0-1,000.0	46.43	1.87	3.73	5.60	7.47	9.33
Over-500.0	Over-1,000.0	47.03	1.89	3.78	5.66	7.55	9.44

[1]

The rates shown reflect California rates for 2012. Inflation adjusted income brackets for 2013 for California are not available as of the date of this SAI, and the California rates thus are still subject to change with retroactive effect for 2013.

[2]

The yields listed are for illustration only and are not necessarily representative of the fund’s yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax and California personal income tax; however, some of the fund’s investments may generate taxable income. The tax rates shown might change after the date of this SAI. Certain simplifying assumptions have been made. Any particular taxpayer’s rate may differ. The rates reflect the highest tax bracket within each range of income listed. However, a California taxpayer within the lowest income ranges shown may fall within a lower effective tax bracket. The figures set forth above do not reflect the federal alternative minimum tax, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions (other than California personal income taxes).

[1]	The rates shown reflect California rates for 2012. Inflation adjusted income brackets for 2013 for California are not available as of the date of this SAI, and the California rates thus are still subject to change with retroactive effect for 2013.

Tax-free income vs. taxable income—New York Municipal Money Fund.    Table III below illustrates approximate equivalent taxable and tax-free yields at the 2013 federal individual, and 20121 New York State and New York City personal income tax rates in effect on the date of this SAI. For example, a New York City couple with taxable income of $95,000 in 2013, or a single individual with taxable income of $55,000 in 2013 who lives in New York City, whose investments earn a 3% tax-free yield, would have to earn a 4.45% taxable yield to receive the same benefit. A couple who lives in New York State outside of New York City with taxable income of $95,000 in 2013, or a single individual who lives in New York State outside of New York City with taxable income of $55,000 in 2013, would have to earn a 4.28% taxable yield to realize a benefit equal to a 3% tax-free yield.

Table III. 2013 Federal and 2012 New York Taxable vs. Tax-Free Yield1,2

Taxable income (000’s)			A tax-free yield of
Single return	Joint return	Federal/ NYS/NYC effective tax rate	1%	2%	3%	4%	5%
			is equal to a taxable yield of approximately
$0-8.0	$0-16.0	16.22%	1.19%	2.39%	3.58%	4.77%	5.97%
8.0-8.9	16.0-17.9	16.67	1.20	2.40	3.60	4.80	6.00
8.9-11.0	17.9-21.6	21.30	1.27	2.54	3.81	5.08	6.35
	21.6-22.0	21.83	1.28	2.56	3.84	5.12	6.40
11.0-12.0		21.93	1.28	2.56	3.84	5.12	6.40
12.0-13.0	22.0-26.0	22.47	1.29	2.58	3.87	5.16	6.45
13.0-20.0	26.0-40.0	23.02	1.30	2.60	3.90	5.20	6.50
20.0-25.0	40.0-45.0	23.49	1.31	2.61	3.92	5.23	6.53
25.0-36.3	45.0-72.5	23.53	1.31	2.62	3.92	5.23	6.54
36.3-50.0	72.5-90.0	32.53	1.48	2.96	4.45	5.93	7.41
50.0-75.0	90.0-146.4	32.57	1.48	2.97	4.45	5.93	7.42
75.0-87.9		32.72	1.49	2.97	4.46	5.95	7.43
	146.4-150.0	35.27	1.54	3.09	4.63	6.18	7.72
87.9-183.3	150.0-223.1	35.41	1.55	3.10	4.65	6.19	7.74
183.3-200.0	223.1-300.0	39.90	1.66	3.33	4.99	6.66	8.32
200.0-398.4	300.0-398.4	40.03	1.67	3.34	5.00	6.67	8.34
398.4-400.0	398.4-450.0	41.82	1.72	3.44	5.16	6.88	8.59
400.0-500.0	450.0-500.0	45.94	1.85	3.70	5.55	7.40	9.25
500.0-1,000.0	500.0-2,000.0	46.08	1.85	3.71	5.56	7.42	9.27
Over-1,000.0	Over-2,000.0	47.27	1.90	3.79	5.69	7.59	9.48

[1]	The rates shown reflect New York rates for 2012. Inflation adjusted income brackets for 2013 for New York are not available as of the date of this SAI, and the New York rates thus are still subject to change with retroactive effect for 2013.

Taxable income (000’s)			A tax-free yield of
Single return	Joint return	Federal/NYS effective tax rate	1%	2%	3%	4%	5%
			is equal to a taxable yield of approximately
$0-8.0	$0-16.0	13.60%	1.16%	2.31%	3.47%	4.63%	5.79%
8.0-8.9	16.0-17.9	14.05	1.16	2.33	3.49	4.65	5.82
8.9-11.0	17.9-22.0	18.83	1.23	2.46	3.70	4.93	6.16
11.0-13.0	22.0-26.0	19.46	1.24	2.48	3.72	4.97	6.21
13.0-20.0	26.0-40.0	20.02	1.25	2.50	3.75	5.00	6.25
20.0-36.3	40.0-72.5	20.48	1.26	2.52	3.77	5.03	6.29
36.3-75.0	72.5-146.4	29.84	1.43	2.85	4.28	5.70	7.13
75.0-87.9		29.99	1.43	2.86	4.28	5.71	7.14
	146.4-150.0	32.64	1.48	2.97	4.45	5.94	7.42
87.9-183.3	150.0-223.1	32.79	1.49	2.98	4.46	5.95	7.44
183.3-200.0	223.1-300.0	37.46	1.60	3.20	4.80	6.40	7.99
200.0-398.4	300.0-398.4	37.59	1.60	3.20	4.81	6.41	8.01
398.4-400.0	398.4-450.0	39.45	1.65	3.30	4.95	6.61	8.26
400.0-1,000.0	450.0-2,000.0	43.74	1.78	3.55	5.33	7.11	8.89
Over-1,000.0	Over-2,000.0	44.93	1.82	3.63	5.45	7.26	9.08

[1]

The rates shown reflect New York rates for 2012. Inflation adjusted income brackets for 2013 for New York are not available as of the date of this SAI, and the New York rates thus are still subject to change with retroactive effect for 2013.

[2]

The yields listed are for illustration only and are not necessarily representative of the fund’s yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax and New York State and New York City personal income taxes; however, some of the fund’s investments may generate taxable income. The tax rates shown might change after the date of this SAI. Certain simplifying assumptions have been made. Any particular taxpayer’s rate may differ. The rates reflect the highest tax bracket within each range of income listed. However, a New York taxpayer within the lowest income ranges shown may fall within a lower effective tax bracket. The figures set forth above do not reflect the federal alternative minimum tax, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions (other than New York State and New York City personal income taxes).

Backup withholding.    Each fund is required to withhold 28% of all dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Financial Services Inc, with a correct taxpayer identification number or who are otherwise subject to backup withholding.

Potential conflicts of interest

Activities of UBS Global Asset Management (Americas) Inc. and its affiliates (collectively, “UBS Global Asset Management”), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, “UBS”) and other accounts managed by UBS

UBS Global Asset Management is a large asset management firm with approximately $621 billion in assets under management worldwide as of June 30, 2013.1 UBS Global Asset Management offers investment capabilities and investment styles across all major traditional and alternative asset classes, including equity, fixed income, currency, hedge fund, real estate, infrastructure and private equity investment capabilities that can also be combined in multiasset strategies. UBS Global Asset Management has around 3,700 employees located in 24 countries. UBS Global Asset Management is headquartered in London with other main offices in Chicago, Frankfurt, Hartford, Hong Kong, New York, Paris, Sydney, Tokyo, Toronto and Zurich.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global Asset Management and UBS (including, for these purposes, their directors,

[1]	UBS Global Asset Management (Americas) Inc. managed approximately $155 billion as of June 30, 2013.

partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the funds, are engaged in businesses and have interests other than that of managing the funds. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the funds. This section sets forth considerations of which investors in the funds should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global Asset Management that could disadvantage the funds. To address these potential conflicts, UBS and UBS Global Asset Management have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the funds from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global Asset Management’s and UBS’ other businesses and interests.

Potential conflicts relating to portfolio decisions, the sale of fund shares, and the allocation of investment opportunities

UBS’ other activities may have an impact on the funds.    UBS Global Asset Management makes decisions for the funds in accordance with its obligations as investment advisor to the funds. However, UBS’ other activities may, at the same time, have a negative impact on the funds. As a result of the various activities and interests of UBS, it is likely that the funds will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the funds will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the funds invest. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global Asset Management, might cause UBS Global Asset Management to seek to dispose of, retain or increase interests in investments held by the funds or acquire certain positions on behalf of the funds. UBS will be under no duty to make any such information available to the funds or personnel of UBS Global Asset Management making investment decisions on behalf of the funds and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global Asset Management making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

In conformance with each fund’s investment objective and subject to compliance with applicable law, UBS Global Asset Management may purchase securities for the funds during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global Asset Management may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global Asset Management will be current investors in companies engaged in an offering of securities which UBS Global Asset Management may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global Asset Management’s affiliates acting as a selling shareholder. UBS Global Asset Management may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator, service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global Asset Management may invest fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Global Asset Management may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global Asset Management may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS’ financial and other interests and relationships may incentivize UBS to promote the sale of fund shares.    UBS, its personnel and other financial service providers, have interests in promoting sales of the funds. UBS Global Asset Management may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the funds, subject to UBS Global Asset Management’s internal policies and procedures. The source of such payments may come from the underwriter’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the funds or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties. UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the funds or their shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the funds may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the funds may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the funds, or who engage in transactions with or for the funds. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the funds may receive fees from UBS or the funds in connection with the distribution of shares in the funds or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Global Asset Management. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS’ membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS’ personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the funds or that may recommend investments in the funds. In addition, UBS, including UBS Global Asset Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS’ personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the funds or other dealings with the funds that create incentives for them to promote the funds or certain portfolio transactions.

To the extent permitted by applicable law, UBS Global Asset Management may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the funds. The additional payments by UBS Global Asset Management may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by the funds. Payments made by UBS Global Asset Management may vary between different Intermediaries. Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

Potential conflicts relating to the allocation of investment opportunities among the funds and other UBS accounts.    UBS Global Asset Management manages accounts of certain clients by means of separate accounts (“Separate Accounts”). With respect to the funds, UBS Global Asset Management may follow a strategy that is expected to be similar over time to that utilized by the Separate Accounts. The funds and the Separate Account clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which a fund invests.

Other potential conflicts relating to the management of the funds by UBS Global Asset Management

Potential restrictions and issues relating to information held by UBS.    From time to time and subject to UBS Global Asset Management’s policies and procedures regarding information barriers, UBS Global Asset Management may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global Asset Management could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the funds any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of the funds, UBS Global Asset Management may have access to certain fundamental analysis and proprietary technical models developed by UBS Global Asset Management or its affiliates (including UBS). UBS Global Asset Management will not be under any obligation, however, to effect transactions on behalf of the funds in accordance with such analysis and models. In addition, neither UBS Global Asset Management nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the funds, and it is not anticipated that UBS Global Asset Management will have access to such information for the purpose of managing the funds. The proprietary activities or portfolio strategies of UBS Global Asset Management and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global AM, and have adverse effects on the funds.

Potential conflicts relating to UBS’ and UBS Global Asset Management’s proprietary activities and activities on behalf of other accounts.    Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the funds. UBS and one or more Client Accounts may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. For example, an equity fund (but not these money market funds) may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the equity fund and such increase in price would be to the equity fund’s detriment. Conversely, the equity fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the equity fund holds. Conflicts may also arise because portfolio decisions regarding the equity fund may benefit UBS or other Client Accounts. For example, the sale of a long position or establishment of a short position by the equity fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by the equity fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global Asset Management may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global Asset Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the funds. To reduce the possibility that the funds will be materially adversely affected by the personal or proprietary trading described above, the funds, UBS and UBS Global Asset Management have established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the funds’ portfolio transactions.

UBS Global Asset Management’s affiliates have direct or indirect interests in electronic communication networks and alternative trading systems (collectively “ECNs”). UBS Global Asset Management, in accordance with its fiduciary obligation to seek to obtain best execution, may execute client trades through ECNs in which its related persons have, or may acquire, an interest. A related person may receive compensation based upon its ownership percentage in relation to the transaction fees charged by the ECNs. UBS Global Asset Management will execute through an ECN in which a related person has an interest only in situations where it reasonably believes such transactions will be in the best interests of its clients and the requirements of applicable law have been satisfied.

In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, UBS Global Asset Management’s affiliates may effect transactions for funds or advisory client accounts on a national securities exchange of which an affiliate is an equity owner and/or a member and may retain compensation in connection with those transactions.

Gifts and entertainment.    From time to time, directors, officers and employees of UBS and UBS Global Asset Management may receive gifts and/or entertainment from clients, intermediaries, or service providers to the funds, UBS and UBS Global Asset Management, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the funds, UBS and UBS Global Asset Management. To reduce the appearance of impropriety and the possibility that the funds may be materially adversely affected by such gifts and entertainment, UBS and UBS Global Asset Management have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the funds, UBS and UBS Global Asset Management.

UBS may in-source or outsource.    Subject to applicable law, UBS, including UBS Global Asset Management, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of brokers and dealers and commission rates

While UBS Global Asset Management selects brokers primarily on the basis of the execution capabilities, UBS Global Asset Management, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction. This may be done when UBS Global Asset Management has determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. UBS Global Asset Management’s arrangements for the receipt of research services from brokers may create conflicts of interest, in that UBS Global Asset Management has an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

UBS Global Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among clients because UBS Global Asset Management believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global Asset Management’s overall responsibilities to clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. UBS Global Asset Management may receive a variety of research services and information on many topics, which UBS Global Asset Management can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. These topics include: issuers, industries, securities, economic factors and trends, portfolio strategy, the performance of accounts, statistical information, market data, earnings estimates, credit analysis, pricing, risk measurement analysis, and other information that may affect US or foreign economies, security prices, or management of the portfolio.

The research services may include written reports, pricing and appraisal services, market data services, analysis of issues raised in proxy statements, educational seminars, subscriptions to trade journals, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, investment consultants and government representatives. Research services are either provided directly by broker-dealers or generated by third parties and are provided by the brokerage firm to which the commissions are paid including commission sharing arrangements.

Certain services may be mixed use, or used for research purposes as well as other purposes. Payment for these services is made as follows: the portion allocated to research is paid for through commissions, and the portion allocated to other purposes is paid for by UBS Global Asset Management. This allocation is determined by UBS Global Asset Management’s Best Execution and Trading Committee in good faith and based on objective criteria, to the extent available, of the amounts used for research and non-research purposes; however, the decision regarding what amounts are paid by UBS Global Asset Management versus paid by clients through commissions presents a conflict of interest. Research services received from brokers and dealers may be supplemental to UBS Global Asset Management’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into UBS Global Asset Management’s investment process. As a practical matter, it would not be possible for UBS Global Asset Management to generate all of the information presently provided by brokers and dealers.

UBS Global Asset Management may receive in-house or proprietary research from dealers that execute trades on a principal basis for its clients. The research received will be of the type described above, excluding third-party research services.

Potential regulatory restrictions on investment advisor activity

From time to time, the activities of the funds may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global Asset Management may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which the funds wish to purchase or sell. The larger UBS

Global Asset Management’s investment advisory business and UBS’ businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the funds or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global Asset Management on behalf of the funds to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global Asset Management on behalf of the funds may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global Asset Management, in its sole discretion, deems it appropriate.

UBS Global Asset Management and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the funds and/or that engage in transactions in the same types of securities, currencies and instruments as the funds. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which the funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the funds invest, which could have an adverse impact on the funds’ performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the funds’ transactions and thus at prices or rates that may be more or less favorable than those obtained by the funds. UBS Global Asset Management has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the funds and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the funds.

The results of the funds’ investment activities may differ significantly from the results achieved by UBS Global Asset Management and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global Asset Management and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the funds. Moreover, it is possible that the funds will sustain losses during periods in which UBS Global Asset Management and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Global Asset Management and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the funds’ activities may also be restricted because of regulatory restrictions applicable to UBS Global Asset Management and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global Asset Management, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global Asset Management and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for the funds. Additionally, the funds or certain accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Global Asset Management are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in the funds should be aware.

UBS Global Asset Management may enter into transactions and invest in securities, instruments and currencies on behalf of the funds where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the funds, and such party may have no incentive to assure that the funds obtain the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the funds may enhance the profitability of UBS Global Asset Management and/or UBS. UBS and its affiliates may also create, write or issue derivative instruments for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which the funds invest or which may be based on the performance of the funds. The funds may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Global Asset Management or its affiliates where such other clients have interests adverse to those of the funds. At times, these activities may cause UBS Global Asset Management or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the funds. To the extent affiliated transactions are permitted, the funds will deal with UBS Global Asset Management, UBS and its affiliates on an arms-length basis. UBS Global Asset Management or UBS may also have an ownership interest in certain trading or information systems used by the funds. The funds’ use of such trading or information systems may enhance the profitability of UBS Global Asset Management and its affiliates.

It is also possible that, from time to time, UBS Global Asset Management or any of its affiliates may, although they are not required to, purchase and hold shares of the funds. Increasing the funds’ assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the funds’ expense ratio. UBS Global Asset Management and its affiliates reserve the right to redeem at any time some or all of the shares of the funds acquired for their own accounts. A large redemption of shares of the funds by UBS Global Asset Management or its affiliates could significantly reduce the asset size of the funds, which might have an adverse effect on the funds’ investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global Asset Management will consider the effect of redemptions on the funds and other shareholders in deciding whether and when to redeem its shares.

It is possible that the funds may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global Asset Management or UBS has significant debt or equity investments or in which UBS makes a market. The funds also may invest in securities of companies to which UBS Global Asset Management or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the funds and the interests of other UBS Global Asset Management or UBS clients. In making investment decisions for the funds, UBS Global Asset Management is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global Asset Management in the course of these activities. In addition, from time to time, UBS’ activities may limit the funds’ flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global Asset Management may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the funds.

Present and future activities of UBS Global Asset Management and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

UBS Global AM may buy for the funds securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the funds. For example, the funds may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global AM) relating to what actions to be taken may also raise conflicts of interests and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global AM will make proxy voting decisions as it believes appropriate and in accordance with UBS Global AM’s policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global AM with respect to the funds’ portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global AM’s proxy voting policy is discussed in more detail in the section entitled “Proxy voting policies and procedures.”

As a registered investment adviser under the Advisers Act, UBS Global AM is required to file a Form ADV with the SEC. Form ADV Part 2 contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global AM. A copy of UBS Global AM’s Form ADV Parts 1 and 2 is available on the SEC’s Web site (www.adviserinfo.sec.gov).

Other information

Massachusetts business trusts.    UBS Managed Municipal Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from a fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

Voting rights.    Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of a Corporation or the Trust may elect all of its board members. The shares of each series of UBS RMA Money Fund Inc. and UBS Managed Municipal Trust will be voted separately, except when an aggregate vote of all the series is required by law.

The Corporations and the Trust do not hold annual meetings. There normally will be no meetings of shareholders to elect board members unless fewer than a majority of the board members holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by proxy at a meeting called for that purpose. Shareholders of record of no less than a majority of the outstanding shares of a Corporation may remove a board member by the vote of the holders of a majority of the shares represented at a duly called meeting. A meeting will be called to vote on the removal of a board member at the written request of shareholders of record of not less than 10% of the outstanding shares of the Trust or at least 25% of the outstanding shares of a Corporation.

Custodian and recordkeeping agent; transfer and dividend agent.    State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, MA 02206-5501, serves as custodian and recordkeeping agent for each fund. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), a subsidiary of BNY Mellon Bank, N.A., serves as each fund’s transfer and dividend disbursing agent. BNY Mellon is located at 400 Bellevue Parkway, Wilmington, DE 19809.

Prior names.    Prior to June 9, 2003, the funds were named UBS PaineWebber RMA Money Fund, Inc., UBS PaineWebber RMA Money Market Portfolio and UBS PaineWebber RMA U.S. Government Portfolio (series of UBS PaineWebber RMA Money Fund, Inc.); UBS PaineWebber RMA Tax-Free Fund, Inc.; UBS PaineWebber Managed Municipal Trust, UBS PaineWebber RMA New York Municipal Money Fund and UBS PaineWebber RMA California Municipal Money Fund (series of UBS PaineWebber Managed Municipal Trust), respectively. Prior to April 16, 2001, Managed Municipal Trust was known as PaineWebber Managed Municipal Trust; RMA Money Fund was known as PaineWebber RMA Money Fund, Inc.; and RMA Tax-Free Fund was known as PaineWebber RMA Tax-Free Fund, Inc. Similarly, each fund’s name did not contain the preface “UBS” prior to that date.

Counsel.    The law firm of Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert LLP also acts as counsel to UBS Global AM in connection with other matters. Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, serves as independent counsel to the Independent Board Members.

Independent registered public accounting firm.    Ernst & Young LLP, 5 Times Square, New York, NY 10036, serves as independent registered public accounting firm for the funds.

Financial statements

The funds’ annual report to shareholders for their last fiscal year ended June 30, 2013 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP, appearing therein are incorporated by reference in this SAI.

You should rely only on the information contained or referred to in the prospectus for a particular fund and this Statement of Additional Information. The funds and their principal underwriter have not authorized anyone to provide you with information that is different. The prospectuses and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their principal underwriter may not lawfully sell those shares.

Resource Management Account, RMA, Business Services Account BSA, and ResourceLine are registered service marks of UBS Financial Services Inc. Resource accumulation plan is a service mark of UBS Financial Services Inc. Platinum Mastercard and MasterCard BusinessCard are registered trademarks of MasterCard International Incorporated.

©UBS 2013. All rights reserved.

R009

Money Market Funds	Statement of Additional Information

UBS Retirement Money Fund

Statement of Additional Information

August 29, 2013

1285 Avenue of the Americas

New York, New York 10019-6028

Statement of Additional Information

UBS Retirement Money Fund is a diversified series of UBS RMA Money Fund Inc., a professionally managed open-end investment company (the “Corporation”).

The fund’s investment advisor and administrator is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) serves as principal underwriter for the fund. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

Portions of the fund’s annual report to shareholders are incorporated by reference into this Statement of Additional Information (“SAI”). The annual report accompanies this SAI. You may obtain an additional copy of the fund’s annual report without charge by calling toll-free 1-800-647 1568.

This SAI is not a prospectus and should be read only in conjunction with the fund’s current prospectus, dated August 29, 2013. A copy of the prospectus may be obtained by calling any Financial Advisor at UBS Financial Services Inc. or a correspondent firm or by calling toll-free 1-800-647 1568. The prospectus also contains more complete information about the fund. You should read it carefully before investing. This SAI is dated August 29, 2013.

Ticker symbol:	PWRXX

The fund and its investment policies

The fund’s investment objective may not be changed without shareholder approval. Except where noted, the investment policies of the fund may be changed by its board of directors (“board”) without shareholder approval.

The fund’s investment objective is to provide current income consistent with liquidity and conservation of capital. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

The fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) US and non-US government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and non-US corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less; the fund maintains a dollar-weighted average life for its portfolio of 120 days or less.

The fund may invest in obligations (including certificates of deposit, bankers’ acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund’s investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days. The fund may invest up to 5% of its net assets in investments the income from which is exempt from federal income tax, such as tax exempt commercial paper and short-term municipal notes, which are described further below.

The fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are “First Tier Securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“rating agencies”), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only US dollar denominated obligations of non-US issuers.

The fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. The fund also will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund’s yield. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See

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“The fund’s investments, related risks and limitations—Investment limitations of the fund” for more information regarding borrowing. The fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

The fund’s investments, related risks and limitations

The following supplements the information contained in the fund’s prospectus and above concerning the fund’s investments, related risks and limitations. Except as otherwise indicated in the prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.

Yields and credit ratings of money market instruments; First Tier Securities.    The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund’s portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund’s board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by three or more rating agencies at the time of purchase that subsequently receives a rating below the highest rating category from one of those rating agencies or a different rating agency may continue to be considered a First Tier Security.

US government securities.    US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises that are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as securities issued by the Federal Housing Administration and Ginnie Mae (formally known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (formally known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (formally known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will

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have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so.

US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

Commercial paper and other short-term obligations.    The fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the US Securities and Exchange Commission (“SEC”). Descriptions of certain types of short-term obligations are provided below.

Asset-backed securities.    The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See “The fund’s investments, related risks and limitations—Credit and liquidity enhancements.”

Variable and floating rate securities and demand instruments.    The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, the fund may purchase variable and floating rate securities of municipal and other issuers, including tender option bonds, to the extent otherwise consistent with the fund’s investment objective and policies. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund’s investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See “The fund’s investments, related risks and limitations—Credit and liquidity enhancements.”

Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

Auction rate and remarketed preferred stock.    The fund may purchase certain types of auction rate preferred stock (“ARPS”) and/or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may

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include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost; other holders may suffer a partial or complete loss of liquidity. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

The fund’s investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies that are not themselves money market funds. See “The fund’s investments, related risks and limitations—Investments in other investment companies.”

Variable amount master demand notes.    The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

Investing in non-US securities.    The fund’s investments in US dollar denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of non-US deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund’s investments.

Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as US issuers. The fund’s investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulators.

Credit and liquidity enhancements.    The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

Illiquid securities.    The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the fund’s board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

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Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority (previously, the National Association of Securities Dealers, Inc.). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes, or are expected to make quotes, for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in the fund’s portfolio and reports periodically on such decisions to the board.

UBS Global AM also monitors the fund’s overall holdings of illiquid securities. If the fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund’s holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

Repurchase agreements.    The fund may enter into repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

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Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or the fund’s investment strategies and limitations, may require the fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

Reverse repurchase agreements.    Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or other liquid assets on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See “The fund’s investments, related risks and limitations—Segregated accounts.”

Counterparties.    The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.

Operations risk.    The fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

When-issued and delayed delivery securities.    The fund may purchase securities on a “when-issued” basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund’s incurring a loss or missing an opportunity to make an alternative investment.

A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund’s net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or

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other liquid assets on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund’s when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.

The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See “The fund’s investments, related risks and limitations—Segregated accounts.”

Tax-exempt commercial paper and short-term municipal notes.    Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues. Investments in municipal bonds may be subject to additional risks, such as the failure of the issuer to make payments because of political issues or adverse determinations as to taxability that may negatively impact value.

Investments in other investment companies.    The fund may invest in securities of other money market funds and certain securities of closed-end investment companies, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict the fund’s aggregate investments in other investment companies that are not themselves money market funds to no more than 10% of its total assets, subject to a number of exceptions under SEC rules. The fund’s investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and/or other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund’s liquidity. See also “The fund’s investments, related risks and limitations—Auction rate and remarketed preferred stock.”

Lending of portfolio securities.    The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund’s portfolio securities must maintain acceptable collateral with the fund’s custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will seek to retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when retaining such rights is considered to be in the fund’s interest.

State Street Bank and Trust Company has been approved to serve as lending agent and receives fees for such services.

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Segregated accounts.    When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or other liquid assets, marked to market daily, in an amount at least equal to its obligations under the commitment.

Investment limitations of the fund

Fundamental investment limitations.    The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

The fund will not:

(1)	Purchase securities of any one issuer if, as a result, more than 5% of the fund’s total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

(2)	Purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry; and (c) taxable municipal securities will not be considered municipal securities for purposes of this industry concentration limitation.

(3)	Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4)	Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

9

The following interpretation applies to, but is not a part of, this fundamental restriction: the fund’s investments in master notes and similar instruments will not be considered to be the making of a loan.

(5)	Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6)	Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7)	Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-fundamental investment limitations.    The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

The fund will not:

(1)	Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2)	Engage in short sales of securities or maintain a short position, except that the fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)	Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

(4)	Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Disclosure of portfolio holdings

Policies and procedures generally.    UBS Global AM and the fund’s board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the fund. UBS Global AM and the fund’s chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of the fund’s investment advisor, distributor, or any affiliated person of the fund, its investment advisor or its distributor, on the other. The fund’s disclosure policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been made available to all shareholders or the general public in

10

a manner consistent with the spirit and terms of this policy. A description of the type and frequency of portfolio holdings that are disclosed to the public also is contained in the fund’s prospectus.

After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and the fund’s board determined that the fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

UBS Global AM’s procedures require that the UBS Global AM Legal and/or Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the fund’s portfolio holdings is for a legitimate business purpose and in the best interests of the fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund or the UBS Global AM Legal and/or Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and/or Compliance Departments will periodically review how the fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and fiduciaries, and broker-dealers to ensure that such disclosure and use is for legitimate fund business reasons and consistent with the best interests of the fund’s shareholders.

Board oversight.    The fund’s board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement by the fund’s chief compliance officer of the portfolio holdings disclosure policies and procedures, and the fund’s policies and procedures regarding the misuse of inside information, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”)) that may arise in connection with any policies governing portfolio holdings, and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and the board reserve the right to amend the fund’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time subject to the approval of the fund’s board.

Complete portfolio holdings—disclosure to service providers subject to confidentiality and trading restrictions.    UBS Global AM, for legitimate business purposes, may disclose the fund’s complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or the fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information, pursuant to the terms of the service agreement between the Service Provider and the fund or UBS Global AM, or the terms of the confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a fund officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Departments of UBS Global AM.

Complete portfolio holdings—disclosure to UBS Global AM affiliates and certain fiduciaries subject to confidentiality and trading restrictions.    The fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer,

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Assistant Treasurer, Secretary or Assistant Secretary of the fund or by an attorney in the Legal and Compliance Departments of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under UBS Global AM’s code of ethics, the fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the code of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent, custodian or securities lending agent to the fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or the fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with the fund’s current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed and the risk of harm to the fund and its shareholders and the legitimate business purposes served by such disclosure.

Complete and partial portfolio holdings—arrangements to disclose to service providers and fiduciaries.    As of the date of this SAI, the specific Service Providers and Affiliates and Fiduciaries with whom the fund has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the fund are:

•

State Street Bank and Trust Company, the fund’s custodian and securities lending agent, receives portfolio holdings information daily on a real-time basis in connection with the custodian, securities lending and valuation services it provides to the fund.

•

Ernst & Young LLP, the fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for financial reporting purposes. There is a 25-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP for semiannual reporting purposes. Ernst & Young LLP also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP. In addition, Ernst & Young LLP receives holdings twice a year for fiscal income and excise tax provision reporting with a 2-day lag time.

•

A limited number of financial printers used by the fund to print and file its annual and semiannual shareholder reports and other regulatory materials. There is at least a two week lag between the date of the portfolio holdings information and the date on which the information is disclosed to the parties.

•

The rating agency of Standard & Poor’s receives portfolio holdings information on a weekly basis so that the fund may be included in the rating agency’s industry reports and other materials. There is a 6-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agency.

•

The rating agency of Moody’s Investors Service, Inc. (“Moody’s”) receives portfolio holdings information approximately 5 days after the end of each month so that the fund may be included in the rating agency’s industry reports and other materials. There is an approximately 5-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agency.

•	International Data Corporation receives portfolio holdings information daily on a real-time basis in connection with providing pricing information for the fund’s portfolio securities.

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•	Thomson Reuters receives portfolio holdings information weekly on a real-time basis in connection with providing pricing information for the fund’s portfolio securities.

•

Investment Company Institute, the national association of US investment companies, including mutual funds, closed-end funds, exchange-traded funds and unit investment trusts, receives portfolio holdings information on a monthly basis in order to compile and analyze industry data. There may be a delay of up to approximately 5 business days between the date of the portfolio holdings information and the date on which the information is disclosed to the Investment Company Institute.

Complete and partial portfolio holdings—disclosure to broker-dealers in the normal course of managing fund assets.    An investment advisor, administrator or custodian for the fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions or securities transactions without the consent of the fund or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund, or an attorney in the UBS Global AM Legal and Compliance Departments. The fund has not given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by the fund’s board. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the fund, its shareholders, and the legitimate fund business purposes served by such disclosure.

Complete and partial portfolio holdings—disclosure as required by applicable law.    Fund portfolio holdings and other investment positions comprising a fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings). The UBS Global AM Legal Department must authorize the disclosure of portfolio holdings information when required for a legal or regulatory purpose. The UBS Global AM Legal Department may not be able to prevent or place restrictions on the disclosure of the fund’s portfolio holdings when compelled by law or regulation to provide such information, even if the UBS Global AM Legal Department determines that such disclosure may not be in the best interest of fund shareholders or that a material conflict of interest is present or appears to be present. However, the UBS Global AM Legal Department will attempt to monitor the use of any fund portfolio holdings information disclosed as required by law or regulation.

Disclosure of non-material information.    Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and senior officers of UBS Global AM Fund Treasury, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal and Compliance Departments representatives (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the fund or its portfolio holdings and/or other investment positions (collectively, “commentary and analysis”) or any changes in the portfolio holdings of the fund that occurred after the most recent calendar-quarter end (or, in the case of a money market fund, after the most recent monthly public posting of portfolio holdings) (“recent portfolio changes”) to any person if such information does not constitute material nonpublic information and complies with the portfolio holdings disclosure policies and procedures described above.

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An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the fund. Nonexclusive examples of commentary and analysis about the fund include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

“Approved Representatives” include persons employed by or associated with UBS Global AM who have been authorized by the Legal and Compliance Departments of UBS Global AM to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

Prohibitions on disclosure of portfolio holdings.    No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

Prohibitions on receipt of compensation or other consideration.    The portfolio holdings disclosure policies and procedures prohibit the fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

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Organization of the fund; directors and officers; principal holders and management ownership of securities

The Corporation was organized on July 2, 1982 as a Maryland corporation and has three operating series. The Corporation has authority to issue 90 billion shares of common stock of par value $0.001 per share, 20 billion of which are designated as shares of the fund. The remaining shares are designated as shares of the two other series of the Corporation.

The Corporation is governed by a board of directors, which oversees the fund’s operations and which is authorized to establish additional series. Each director serves an indefinite term of office. The tables below show, for each director (sometimes referred to as “board member”) and executive officer, his or her name, address and age, the position held with the fund, the length of time served as a director or officer of the fund, the director’s or officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by such director.

Interested directors

Name, address, and age	Position(s) held with fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by director	Other directorships held by director

Meyer Feldberg[2]; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Director	Since 1992	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

15

Name, address, and age	Position(s) held with fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by director	Other directorships held by director

Barry M. Mandinach[3]; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Director	Since 2010	Mr. Mandinach is a managing director of UBS Global AM (US) and UBS Global AM (collectively, “UBS Global AM— Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).	Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Independent Directors

Name, address, and age	Position(s) held with fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by director	Other directorships held by director

Richard Q. Armstrong; 78 c/o Keith A. Weller, Assistant Fund Secretary, UBS Global Asset Management (Americas) Inc., 1285 Avenue of the Americas, 12th Floor, New York, NY 10019	Director and Chairman of the Board of Directors	Since 1996 (Director) since 2004 (Chairman of the Board of Directors)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessey) (from 1982 to 1995).	Mr. Armstrong is director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Alan S. Bernikow; 72 207 Benedict Ave. Staten Island, NY 10314	Director	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 to 2007). Previously, he was Deputy Chief Executive Officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

16

Name, address, and age	Position(s) held with fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by director	Other directorships held by director

Richard R. Burt; 66 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Director	Since 1996	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).	Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Director	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of the OFI Global Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Director	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

[1]	Each director holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the fund may conduct transactions.

[3]	Mr. Mandinach is deemed an “interested person” of the fund as defined in the Investment Company Act because of his employment by UBS Global AM—Americas region.

17

Officers

Name, address, and age	Position(s) held with the fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Joseph Allessie[2]; 48	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski[2]; 45	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) (since 2008) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 through 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mark E. Carver[2]; 49	President	Since 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

18

Name, address, and age	Position(s) held with the fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Thomas Disbrow[2]; 47	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of the North American Fund Treasury department (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Michael J. Flook[2]; 48	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Christopher S. Ha2; 33	Vice President and Assistant Secretary	Since September 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mark F. Kemper[3]; 55	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

19

Name, address, and age	Position(s) held with the fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Joanne M. Kilkeary[2]; 45	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since March 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee[2]; 42	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Joseph McGill[2]; 51	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) of UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Nancy D. Osborn[2]; 47	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

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Name, address, and age	Position(s) held with the fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Robert Sabatino[3]; 39	Vice President	Since 2008	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM serves as investment advisor or manager.

Eric Sanders[2]; 47	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Andrew Shoup[2]; 57	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and the global head of fund treasury of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Keith A. Weller[2]; 52	Vice President and Assistant Secretary	Since 1995	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM— Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

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Name, address, and age	Position(s) held with the fund	Term of office[1] and length of time served	Principal occupation(s) during past 5 years

Mandy Yu2; 29	Vice President	Since February 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to March 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

[1]	Officers are appointed by the directors and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

Information about director ownership of fund shares

Director	Dollar range of equity securities in fund[1]	Aggregate dollar range of equity securities in all registered investment companies overseen by director for which UBS Global AM serves as investment advisor or manager[1]
Interested directors
Meyer Feldberg	None	Over $100,000
Barry M. Mandinach	$1 - 10,000	Over $100,000
Independent directors
Richard Q. Armstrong	None	Over $100,000
Alan S. Bernikow	None	Over $100,000
Richard R. Burt	None	Over $100,000
Bernard H. Garil	None	Over $100,000
Heather R. Higgins	None	Over $100,000

[1]	Information regarding ownership is as of December 31, 2012.

Leadership structure and qualifications of board of directors

The board is responsible for oversight of the fund. The board is currently composed of seven directors, five of whom are not “interested persons” of the fund as that term is defined by the Investment Company Act (“Independent Directors”). One of the two remaining directors is independent of UBS Global AM but is an “interested person” of the fund within the meaning of the Investment Company Act because he is employed by a registered broker dealer that may execute transactions with the fund from time to time. The other director is an “interested person” of the fund within the meaning of the Investment Company Act because of his employment by UBS Global AM—Americas region. The board members have selected an Independent Director to act as chairman of the board. The chairman of the board’s role is to preside at all meetings of the board and generally to act as a liaison with service providers, officers, attorneys and other directors between meetings. The chairman may also perform such other functions as may be delegated by the board from time to time. The board has established an Audit Committee and a Nominating

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and Corporate Governance Committee to assist the board in the oversight and direction of the business and affairs of the fund, and from time to time may establish ad hoc committees, informal working groups or designate one or more members to review and address the policies and practices of the fund or to liaise with the fund’s Chief Compliance Officer or service providers, including staff of UBS Global AM, with respect to certain specified matters. The board meets in-person at regularly scheduled meetings five times throughout the year. In addition, the directors may meet in-person or by telephone at special meetings or on an informal basis at other times. Each committee meets as appropriate to conduct the oversight functions delegated to the committee by the board and reports its findings to the board. The board and Audit Committee conduct annual assessments of their oversight function and structure. The Independent Directors have also engaged independent legal counsel to assist them in performing their oversight responsibilities. The directors have determined that the board’s leadership and committee structure is appropriate because it allows the board to exercise informed and independent judgment over the matters under its purview and to allocate areas of responsibility among committees of Independent Directors and the full board in a manner that enhances the full board’s oversight.

The fund has engaged UBS Global AM to manage the fund on a day-to-day basis. The board is responsible for overseeing UBS Global AM and other service providers in the operations of the fund in accordance with the Investment Company Act, applicable state and other laws, and the fund’s charter. The board reviews, on an ongoing basis, the fund’s performance, operations and investment strategies and techniques. The board also conducts reviews of UBS Global AM and its role in running the operations of the fund.

The board has concluded that, based on each director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other directors, each director should serve as a director. In determining that a particular director is qualified to serve as a director, the board has considered a variety of criteria, none of which, in isolation, was controlling. The board believes that, collectively, the directors have balanced and diverse experience, skills, attributes and qualifications, which allow the board to operate effectively in governing the fund and protecting the interests of shareholders. Among the attributes common to all directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with other board members, UBS Global AM, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as directors. In addition, the board has taken into account the actual service and commitment of the directors during their tenure in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through a director’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a director of the fund, other funds in the fund complex, other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each director that led the board to conclude that he or she should serve as a director.

Mr. Armstrong and Amb. Burt have each served as a director of the Corporation and as directors/trustees of other funds in the fund complex for well more than a decade, including as members and/or chairs of various board committees. Mr. Armstrong has served as chairman of the board since 2004. Most recently, Mr. Armstrong has been chairman and principal of a management and consulting firm. From 1982 through 1995, Mr. Armstrong had been president or chairman of several international consumer packaged goods companies, including (1) chairman of the board, chief executive officer and co-owner of Adirondack Beverages (producer and distributor of soft drinks and sparkling/still waters); (2) partner of the New England Consulting Group (management consulting firm); and (3) managing director of LVMH US Corporation (US subsidiary of the French luxury goods conglomerate, Louis Vuitton Moët Hennessey Corporation) and chairman of its wine and spirits subsidiary, Schieffelin & Somerset Company (responsible for such brands as Canada Dry and Dr. Pepper, among many others). He also served as president of Cluett Peabody & Company (textile/apparel, including such well known brands as Arrow shirts and Gold Toe socks). Amb. Burt has many years experience in advising companies regarding international investment and risk management. Amb. Burt also currently serves, or has served, on the boards of directors of several funds outside of

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the UBS Global AM fund complex and has served as a director on other corporate boards. Amb. Burt was the chief negotiator in the Strategic Arms Reduction Talks with the former Soviet Union (1989-1991) and the US Ambassador to the Federal Republic of Germany (1985-1989). He had also been a partner of McKinsey & Company (management consulting firm). Mr. Mandinach has extensive experience in the mutual fund industry and a broad understanding of the needs of investors. Throughout his career, Mr. Mandinach has been involved with the marketing of mutual funds and in building relationships with service intermediaries. Mr. Mandinach is currently the Head of UBS Global AM—Americas region’s Institutional & Wholesale Business (US) as well as its Chief Marketing Officer (US). Mr. Mandinach has previously held positions at Drexel Burnham Lambert and at the Zweig Funds. Prof. Feldberg has served as a director of the Corporation and other mutual funds in the fund complex for over two decades. Prof. Feldberg has held several prestigious positions at Columbia Business School and the Graduate School of Business at Columbia University, including Dean and Professor of Management. He is also a senior advisor to Morgan Stanley and serves on the boards of several public companies. Mr. Bernikow, Mr. Garil and Ms. Higgins were elected as directors of the fund and the other funds in the fund complex during 2005-2006. Mr. Bernikow, Mr. Garil and Ms. Higgins also serve as members and/or chairs of various board committees. Mr. Bernikow has extensive accounting and finance experience (being a certified public accountant and having served for many years as the Deputy Chief Executive Officer of Deloitte & Touche LLP, one of the four largest independent registered public accounting firms in the US) and currently serves, or has served, on the boards and committees of various public companies and a national bank. Mr. Garil has four decades of experience in the fund management business and for much of that time he served as an executive of a fund adviser and as a member of fund boards. He began his career at the US Securities and Exchange Commission. Ms. Higgins has experience as a portfolio manager for a major US trust bank and has held senior executive positions and/or directorships at several major charitable organizations.

Additional details about each director’s professional experience is included above in the table in the section captioned “Organization of the fund; directors and officers; principal holders and management ownership of securities.” That table contains information regarding other directorships currently held by board members. In addition, during the five years ended August 29, 2013, the following director was a member of the boards of the following companies: Amb. Burt—director of IGT, Inc. (provides technology to gaming and wagering industry); and director of The Protective Group, Inc. (produces armor products).

Risk oversight

The fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the board’s general oversight of the fund’s investment program and operations and is addressed as part of various regular board and committee activities. Day-to-day risk management with respect to the fund is the responsibility of UBS Global AM or other service providers (depending on the nature of the risk), subject to supervision by UBS Global AM. Each of UBS Global AM and other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the board recognizes that it is not possible to identify all of the risks that may affect the fund or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some are simply beyond any control of the fund, UBS Global AM or its affiliates or other service providers. As part of its regular oversight of the fund, the board, directly or through a committee, reviews reports from, among others, management, the fund’s Chief Compliance Officer, its independent registered public accounting firm, counsel, and internal auditors for UBS Global AM or its affiliates, as appropriate, regarding risks faced by the fund and the risk oversight programs of UBS Global AM. The board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the fund’s compliance program and reports to the board regarding compliance matters for the fund and its service providers; the board has designated one of its members to liaise with the Chief Compliance Officer between board meetings to assure that significant compliance issues identified by the Chief Compliance officer will be brought to the attention of the full board in a timely and appropriate manner. The board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

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Committees

The Corporation has an Audit Committee and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Directors. Alan S. Bernikow is chairman of the Audit Committee. The following Independent Directors are members of the Nominating and Corporate Governance Committee: Richard R. Burt (chairman), Heather R. Higgins and Bernard H. Garil. In addition to serving on the Audit Committee, Mr. Bernikow currently serves as a member of the audit committees of at least three other public companies not affiliated with the UBS Global AM funds he oversees. The board has determined that Mr. Bernikow’s simultaneous service on the audit committees of these other public companies does not impair his ability to effectively serve on the Audit Committee.

The Audit Committee is responsible for, among other things, (i) overseeing the scope of the fund’s audit; (ii) overseeing the fund’s accounting and financial reporting policies, practices and internal controls; and (iii) approving and recommending to the board for ratification, the selection, appointment, retention or termination of the fund’s independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from the fund’s independent registered public accounting firm of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to the fund’s qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent registered public accounting firm any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting the fund’s audit or determining whether the fund’s financial statements are complete and accurate and are in accordance with US generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside the fund.

The Audit Committee normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the fund’s fiscal year ended June 30, 2013, the Audit Committee held five meetings.

The fund’s board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things, selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Directors of the board; and making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing such other corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee met five times during the fiscal year ended June 30, 2013.

The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Directors occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Richard R. Burt, c/o the Secretary of the Corporation at c/o UBS Global Asset Management (Americas) Inc., UBS Tower, One North Wacker Drive, Chicago, IL 60606 and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

Information about Independent Director ownership of securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM

As of December 31, 2012, the Independent Directors and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

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Compensation

Each Independent Director receives, in the aggregate from the UBS Global AM funds he or she oversees, an annual retainer of $110,000 and an $18,000 fee for each regular joint board meeting of the boards of those funds (and each in-person special joint board meeting of the boards of those funds) actually attended. Independent Directors who participate in previously scheduled joint in-person meetings of the boards of the UBS Global AM funds by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Directors who participate in previously scheduled joint in-person meetings of the boards of the UBS Global AM funds by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each Independent Director receives from the relevant fund $2,000 for each special in-person meeting (not held as a joint meeting) of the board of that fund actually attended where that fund’s board must meet separately from the regularly scheduled joint board meetings. Independent Directors who participate in scheduled telephonic meetings of the board(s) of one or more UBS Funds are paid $1,000 for each such meeting actually attended.

The chairman of the board receives annually an additional $50,000; the chairperson of the Audit Committee receives annually an additional $35,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually an additional $25,000. In addition, a board member who undertakes a special assignment to provide special assistance in coordinating the board’s oversight of compliance or contract reconsideration matters (currently Heather R. Higgins and Bernard H. Garil, respectively) receives annually an additional $20,000. However, if a board member simultaneously holds more than one such position or assignment, he or she is paid only the higher of the fees otherwise payable for these positions or assignments. Independent Directors who are also members of the Audit Committee and/or Nominating and Corporate Governance Committee are paid in the aggregate from the UBS Global AM funds he or she oversees, annual retainers of $10,000 and $5,000, respectively, in connection with his or her membership on the Audit Committee and/or Nominating and Corporate Governance Committee. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense will be allocated pro rata based on the fund’s relative net assets at the end of the calendar quarter preceding the date of payment and (ii) one-half of the expense will be allocated according to the number of such funds (i.e., expense divided by number of funds). No officer, director or employee of UBS Global AM or any one of its affiliates presently receives any compensation from the fund for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as investment advisor or manager during the periods indicated.

Compensation table1

Name of person, position	Aggregate compensation from the Corporation[4]	Total compensation from the fund and the fund complex[5]
Richard Q. Armstrong, Director	$5,768	$263,000
Alan S. Bernikow, Director	5,436	249,000
Richard R. Burt, Director	4,929	243,000
Meyer Feldberg, Director[2]	0	233,577
Bernard H. Garil, Director	5,215	239,000
Heather R. Higgins, Director	5,215	239,000
Barry M. Mandinach, Director[3]	0	0

[1]	Except as discussed below, only Independent Directors were compensated by the funds for which UBS Global AM serves as investment advisor or manager.

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[2]

Professor Feldberg is an “interested person” of the fund by virtue of his position as senior advisor with Morgan Stanley, and not by reason of affiliation with UBS Global AM. He is compensated (i) by funds for which the management, investment advisory and/or administration contract between the fund and UBS Global AM provides that the fund may bear a portion of the compensation to a board member who is not an interested person of the fund by reason of affiliation with UBS Global AM or any of UBS Global AM’s affiliates, and (ii) otherwise by UBS Global AM. The compensation amounts listed above for Professor Feldberg represent only (1) those amounts paid by other funds within the fund complex for which UBS Global AM does not serve as investment advisor or manager, and (2) funds within the fund complex that have management, investment advisory and/or administration contracts providing that the fund may bear a portion of his compensation.

[3]

Mr. Mandinach is an “interested person” of the fund because of his employment by UBS Global AM—Americas region. He is not compensated by the fund or other funds in the fund complex for his services as a board member.

[4]	Represents fees paid to each director during the fiscal year ended June 30, 2013.

[5]

Represents fees paid during the calendar year ended December 31, 2012 to each board member by: (a) 13 investment companies in the case of Messrs. Armstrong, Bernikow, Burt, and Garil and Ms. Higgins; and (b) 22 investment companies in the case of Professor Feldberg, for which UBS Global AM or one of its affiliates served as investment advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

Principal holders and management ownership of securities

UBS Financial Services Inc., 1285 Avenue of the Americas, New York, New York 10019-6028, owned of record all of the fund’s shares as of August 1, 2013. None of the persons on whose behalf those shares were held was known by the fund to own beneficially 5% or more of the fund’s shares.

As of August 1, 2013, board members and officers owned in the aggregate less than 1% of the outstanding shares of the fund.

Investment advisory, administration and principal underwriting arrangements

Investment advisory and administration arrangements.    Effective March 1, 2011, UBS Global AM acts as the investment advisor and administrator pursuant to a contract with the fund (“Current Advisory and Administration Contract”). Prior to March 1, 2011, UBS Financial Services Inc. acted as the investment advisor and administrator pursuant to a contract with the fund (“Previous Advisory and Administration Contract”), and UBS Global AM acted as the sub-advisor and sub-administrator pursuant to a contract with UBS Financial Services Inc. (“Sub-Advisory and Sub-Administration Contract”). Under the Current Advisory and Administration Contract, the fund pays UBS Global AM a fee, computed daily and paid monthly, according to the following schedule:

Average daily net assets	Annual rate
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

Services provided by UBS Global AM under the Current Advisory and Administration Contract include the provision of a continuous investment program for the fund and supervision of all matters relating to the operation of the fund. Under the Previous Advisory and Administration Contract, for the period July 1, 2010 through February 28, 2011, UBS Financial Services Inc., the fund’s prior investment advisor and administrator, earned (or accrued) investment advisory and administrative fees in the amount of $4,799,006 (of which $4,726,659 was waived). Under the Current Advisory and Administration Contract, for the fiscal years ended June 30, 2013 and 2012 and the period March 1, 2011 through June 30, 2011, UBS Global AM, the fund’s current investment advisor and

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administrator, earned (or accrued) investment advisory and administrative fees in the amount of $5,068,476 (of which $4,028,485 was waived), $5,458,869 (of which $4,731,600 was waived) and $1,851,350 (of which $1,337,209 was waived), respectively.

Prior to March 1, 2011, under the Sub-Advisory and Sub-Administration Contract, UBS Global AM served as the fund’s sub-advisor and sub-administrator. Under the Sub-Advisory and Sub-Administration Contract, UBS Financial Services Inc. (not the fund) paid UBS Global AM a fee, computed daily and paid monthly, at an annual rate of 0.08% of the fund’s average daily net assets, and for the period July 1, 2010 through February 28, 2011, UBS Financial Services Inc. paid (or accrued) to UBS Global AM fees in the amount of $800,144.

Under the terms of the Current Advisory and Administration Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. General expenses of the Corporation not readily identifiable as belonging to the fund or to the Corporation’s other series are allocated among series by or under the direction of the board of directors in such manner as the board deems fair and equitable. Expenses borne by the fund include the following (or the fund’s share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and the maintenance of such registrations and qualifications; (5) fees and salaries payable to the directors and officers who are not interested persons of the Corporation or UBS Global AM; (6) all expenses incurred in connection with the directors’ services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation or the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those directors who are not interested persons of the Corporation; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders and costs of mailing such materials to existing shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Corporation is a party and the expenses the Corporation may incur as a result of its legal obligation to provide indemnification to its officers, directors, agents and shareholders) incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) 50% of the cost of printing and mailing monthly statements to shareholders; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the directors and officers; and (18) costs of mailing, stationery and communications equipment.

The Current Advisory and Administration Contract provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Current Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from its reckless disregard of its duties and obligations thereunder.

The Current Advisory and Administration Contract is terminable at any time without penalty by vote of the fund’s board or by the holders of a majority of the outstanding voting securities of the fund, on 60 days’ written notice to UBS Global AM. The Current Advisory and Administration Contract is also terminable without penalty by UBS Global AM on 60 days’ written notice to the Corporation. The Current Advisory and Administration Contract terminates automatically upon its assignment.

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Transfer agency related services.    UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the fund’s transfer agent, and is compensated for these services by BNY Mellon, not the fund.

For the year ended June 30, 2013, UBS Financial Services Inc. received from BNY Mellon, not the fund, $653,450 of the total transfer agency and related services fees paid by the fund to BNY Mellon.

Proxy voting policies and procedures.    The fund’s board believes that the voting of proxies on securities held by the fund is an important element of the overall investment process. As such, the board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM’s proxy voting policy.

You may obtain information about the fund’s proxy voting decisions, without charge, online on the fund’s Web site (http://www.ubs.com/ubsglobalam-proxy under the “UBS Funds” category on this Web page) or on the EDGAR database on the SEC’s Web site (http://www.sec.gov) for the most recent 12-month period ending June 30th for which an SEC filing has been made.

UBS Global AM’s proxy voting policy is based on its belief that voting rights have economic value and should be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM’s proxy voting policy.

When UBS Global AM’s view of a company’s management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate. In addition, UBS Global AM focuses on the following areas of concern when voting its clients’ securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS Global AM exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer

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activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Principal underwriting arrangements.    UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), 1285 Avenue of the Americas, New York, New York 10019-6028, acts as the fund’s principal underwriter pursuant to a principal underwriting contract with the fund (“Principal Underwriting Contract”). The Principal Underwriting Contract requires UBS Global AM (US) to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. UBS Global AM (US) may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell fund shares. As of the date of this SAI, UBS Global AM (US) has entered into a dealer agreement with UBS Financial Services Inc.

Under a service plan adopted by the Corporation in the manner prescribed by Rule 12b-1 under the Investment Company Act (“Plan”), the fund pays UBS Global AM (US) a service fee, computed daily and paid monthly, for providing certain shareholder services. The Plan authorizes the fund to pay UBS Global AM (US) the service fee at an annual rate of up to 0.15% of its average daily net assets. The fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of average net assets.

UBS Global AM (US) uses the 12b-1 service fee to pay dealers for shareholder servicing. The fee is also used to offset a dealer’s other expenses in servicing and maintaining shareholder accounts. These expenses may include the costs of the dealer’s branch office from which its employees provide these services, such as rent, communications equipment, employee salaries and other overhead costs.

During the period they are in effect, the Plan and the Principal Underwriting Contract obligate the fund to pay the 12b-1 service fee to UBS Global AM (US) as compensation for its service activities and not as reimbursement for specific expenses incurred. Thus, even if the expenses of UBS Global AM (US) exceed its 12b-1 service fee, the fund will not be obligated to pay more than the fee, and if the expenses of UBS Global AM (US) are less than the fee, it will retain its full fee and realize a profit. The fund will pay the 12b-1 service fee to UBS Global AM (US) until either the Plan or the Principal Underwriting Contract is terminated or not renewed. In that event, the 12b-1 service expenses of UBS Global AM (US) in excess of 12b-1 service fees received or accrued through the termination date will be the sole responsibility of UBS Global AM (US) and not obligations of the fund.

Among other things, the Plan provides that (1) UBS Global AM (US) will submit to the board at least quarterly, and the directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those directors who are not “interested persons” of the Corporation and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the fund’s outstanding shares and (4) while the Plan remains in effect, the selection and nomination of directors who are not “interested persons” of the Corporation shall be committed to the discretion of the directors who are not “interested persons” of the Corporation.

During the fiscal year ended June 30, 2013, UBS Global AM (US) earned (or accrued) service fees of $1,953,795 (all of which was waived). For the same period, UBS Global AM (US) and UBS Financial Services Inc. estimate that they incurred expenses/allocated costs of $3,325,000 in servicing fund shareholders.

“Allocated costs” include various internal costs allocated by UBS Financial Services Inc. to its efforts at providing certain shareholder and account maintenance services as dealer for the fund. These internal costs encompass office rent, salaries and other overhead expenses of various UBS Financial Services Inc. departments and areas of operations.

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In approving the continuance of the Plan, the board considered all features of the distribution and shareholder servicing system for the fund, including (1) the view of UBS Global AM (US) that the payment of service fees would result in greater growth of the fund than might otherwise be the case, (2) the extent to which fund shareholders might benefit from economies of scale resulting from growth in the fund’s assets and shareholder account size and the potential for continued growth, (3) the services provided to the fund and its shareholders by UBS Global AM (US) pursuant to the Principal Underwriting Contract, (4) the expenses and costs of UBS Global AM (US) under the Plan as described above and (5) the fact that the expense to the fund of the Plan could be offset if the Plan is successful by the lower advisory fee rates that are triggered as assets reach higher levels.

The board also considered the benefits that would accrue to UBS Global AM (US) under the Plan in that UBS Global AM (US) would receive service fees, and its affiliate UBS Global AM would receive investment advisory fees, that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan is successful and the fund attains and maintains increased asset levels.

UBS Global AM (US) may make cash and non-cash payments to affiliated and unaffiliated broker-dealers and other financial intermediaries (collectively, “Financial Intermediaries”) that engage in selling efforts on behalf of the fund, subject to the internal policies and procedures of UBS Global AM (US). The source of such payments may come from 12b-1 fees collected from the fund and/or from UBS Global AM (US)’s own resources (including through transfers from affiliates). Payments made out of UBS Global AM (US)’s own resources are often referred to as “revenue sharing.” Revenue sharing payments generally are based on the value of fund shares sold as a result of such selling efforts although they could take other forms (such as, without limitation, ticket charges or “trail” fees for servicing shareholder accounts). Revenue sharing payments are negotiated by UBS Global AM (US) and may also be based on such other factors as the Financial Intermediary’s ability to attract and retain assets, the quality and quantity of the services provided by the Financial Intermediary, the Financial Intermediary’s relationship with UBS Global AM (US) or the reputation of the Financial Intermediary.

Revenue sharing payments are made by UBS Global AM (US) out of its own resources (and not out of fund assets). The value of a shareholder’s investment in the fund and the return on that investment will be unaffected by these revenue sharing payments. The source of revenue sharing payments may come from transfers from other UBS entities, such as UBS Global AM. UBS Global AM (US) may pay Financial Intermediaries a finder’s fee for a variety of reasons, including (1) where UBS Global AM (US) is paying shareholder servicing fees or making other payments to a separate Financial Intermediary that makes shares available to others, (2) where the assets in an account reach a certain threshold or (3) where a Financial Intermediary provides marketing support or access to sales platforms or personnel.

UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM. UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)’s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)’s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)’s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)’s promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services.

You should ask your Financial Intermediary about any payment it receives from the underwriter and any services provided.

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Portfolio transactions

The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

Research services and information received from brokers or dealers are supplemental to UBS Global AM’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

During the fiscal years ended June 30, 2013, 2012, and 2011, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.

Investment decisions for the fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

As of June 30, 2013, the fund owned securities issued by its regular broker-dealers or entities that may be deemed affiliates of those regular broker-dealers (as defined in Rule 10b-1 under the Investment Company Act) as follows:

Portfolio transactions

Issuer	Type of security	Value
Barclays Capital, Inc.	Repurchase agreement	$30,000,000
Bank of America N.A.	Bank notes	30,000,000
BNP Paribas SA	Certificate of deposit	20,001,952
BNP Paribas Finance, Inc.	Commercial paper	9,997,761
Deutsche Bank Securities Inc.	Repurchase agreement	102,000,000
Societe Generale N.A., Inc.	Commercial paper	34,997,417

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Additional purchase and redemption information; financial institutions

Additional purchase information.    The fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund’s shares at the time the transaction occurs. The fund may accept or reject any such securities in its discretion.

Additional redemption information.    The redemption price may be more or less than the shareholder’s cost, depending on the market value of the fund’s portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.

Financial institutions.    The fund may authorize financial institutions and their delegates or agents to accept on its behalf purchase and redemption orders that are in “good form” in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when such an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on the fund’s net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Valuation of shares

The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund’s net asset value per share is typically determined by its custodian, State Street Bank and Trust Company (“State Street”), as of 12:00 noon, Eastern time, on each business day. As defined in the Prospectus, a “business day” means any day on which State Street’s Boston offices and the New York City offices of UBS Financial Services Inc. and UBS Financial Services Inc.’s banks are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 (the “Rule”) under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in the Prospectus and this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

The fund’s board has established procedures (“Procedures”) for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. In addition, if the board determines that the fund can no longer maintain a

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constant net asset value of $1.00 per share, the fund may, as part of converting to a market-based net asset value, take steps to: (i) temporarily suspend the offering of fund shares; and (ii) delay the payment of redemption proceeds for up to seven days, as permitted by the Investment Company Act.

The fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life for its portfolio of 120 days or less, will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

Taxes

Qualification as a Regulated Investment Company.    The fund intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Sub-chapter M of the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and any net tax-exempt income and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly traded partnership and certain other income; (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income and any net tax-exempt income for the taxable year. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that would generally be taxed as ordinary income) to the extent of the fund’s current and accumulated earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Dividends paid by the fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the fund will not invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

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Taxes on fund distributions.    Distributions of investment company taxable income to shareholders subject to tax are taxable, whether paid in cash or reinvested in fund shares. Distribution of net investment income received by the fund from investments in debt securities and any net realized short-term capital gains distributed by the fund will be taxable to such shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Due to its investment strategy, the fund will not typically derive material amounts of net long-term capital gains.

Although current tax law generally provides for a maximum tax rate for individual taxpayers of 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on certain qualifying dividend income, distributions from funds such as the fund investing primarily in bonds and other debt instruments will not generally qualify for the lower tax rates. Distributions to foreign investors will generally be subject to US withholding tax at a rate of 30% (or a lower rate under an applicable tax treaty). Distributions to foreign investors of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for a possible exemption is not maintained or expected to be available. Foreign investors may also be subject to US estate tax with respect to fund shares.

Effective July 1, 2014, the fund will be required to withhold US tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds made to certain non-US entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

Medicare Tax.    For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Backup withholding.    The fund is required to withhold 28% of all dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Financial Services Inc, with a correct taxpayer identification number or who are otherwise subject to backup withholding.

Potential conflicts of interest

Activities of UBS Global Asset Management (Americas) Inc. and its affiliates (collectively, “UBS Global Asset Management”), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, “UBS”) and other accounts managed by UBS

UBS Global Asset Management is a large asset management firm with approximately $621 billion in assets under management worldwide as of June 30, 2013.1 UBS Global Asset Management offers investment capabilities and investment styles across all major traditional and alternative asset classes, including equity, fixed income, currency, hedge fund, real estate, infrastructure and private equity investment capabilities that can also be combined in multiasset strategies. UBS Global Asset Management has around 3,700 employees located in 24 countries. UBS Global Asset Management is headquartered in London with other main offices in Chicago, Frankfurt, Hartford, Hong Kong, New York, Paris, Sydney, Tokyo, Toronto and Zurich.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global Asset Management and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the

[1]	UBS Global Asset Management (Americas) Inc. managed approximately $155 billion as of June 30, 2013.

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investment activities and business operations of the fund, are engaged in businesses and have interests other than that of managing the fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the fund. This section sets forth considerations of which investors in the fund should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global Asset Management that could disadvantage the fund. To address these potential conflicts, UBS and UBS Global Asset Management have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the fund from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global Asset Management’s and UBS’ other businesses and interests.

Potential conflicts relating to portfolio decisions, the sale of fund shares, and the allocation of investment opportunities

UBS’ other activities may have an impact on the fund.    UBS Global Asset Management makes decisions for the fund in accordance with its obligations as investment advisor to the fund. However, UBS’ other activities may, at the same time, have a negative impact on the fund. As a result of the various activities and interests of UBS, it is likely that the fund will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the fund will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the fund invests. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global Asset Management, might cause UBS Global Asset Management to seek to dispose of, retain or increase interests in investments held by the fund or acquire certain positions on behalf of the fund. UBS will be under no duty to make any such information available to the fund or personnel of UBS Global Asset Management making investment decisions on behalf of the fund and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global Asset Management making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

In conformance with the fund’s investment objective and subject to compliance with applicable law, UBS Global Asset Management may purchase securities for the fund during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global Asset Management may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global Asset Management will be current investors in companies engaged in an offering of securities which UBS Global Asset Management may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global Asset Management’s affiliates acting as a selling shareholder. UBS Global Asset Management may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator, service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global Asset Management may invest fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

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UBS Global Asset Management may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global Asset Management may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS’ financial and other interests and relationships may incentivize UBS to promote the sale of fund shares.    UBS, its personnel and other financial service providers, have interests in promoting sales of the fund. UBS Global Asset Management may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the fund, subject to UBS Global Asset Management’s internal policies and procedures. The source of such payments may come from the underwriter’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the fund or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties. UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the fund or its shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the fund may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the fund may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the fund, or who engage in transactions with or for the fund. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the fund may receive fees from UBS or the fund in connection with the distribution of shares in the fund or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Global Asset Management. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS’ membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS’ personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the fund or that may recommend investments in the fund. In addition, UBS, including UBS Global Asset Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS’ personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the fund or other dealings with the fund that create incentives for them to promote the fund or certain portfolio transactions.

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To the extent permitted by applicable law, UBS Global Asset Management may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the fund. The additional payments by UBS Global Asset Management may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by the fund. Payments made by UBS Global Asset Management may vary between different Intermediaries. Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

Potential conflicts relating to the allocation of investment opportunities among the fund and other UBS accounts.    UBS Global Asset Management manages accounts of certain clients by means of separate accounts (“Separate Accounts”). With respect to the fund, UBS Global Asset Management may follow a strategy that is expected to be similar over time to that utilized by the Separate Accounts. The fund and the Separate Account clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously.

While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which a fund invests.

Other potential conflicts relating to the management of the fund by UBS Global Asset Management

Potential restrictions and issues relating to information held by UBS.    From time to time and subject to UBS Global Asset Management’s policies and procedures regarding information barriers, UBS Global Asset Management may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global Asset Management could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the fund any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of the fund, UBS Global Asset Management may have access to certain fundamental analysis and proprietary technical models developed by UBS Global Asset Management or its affiliates (including UBS). UBS Global Asset Management will not be under any obligation, however, to effect transactions on behalf of the fund in accordance with such analysis and models. In addition, neither UBS Global Asset Management nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the fund, and it is not anticipated that UBS Global Asset Management will have access to such information for the purpose of managing the fund. The proprietary activities or portfolio strategies of UBS Global Asset Management and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global AM, and have adverse effects on the fund.

Potential conflicts relating to UBS’ and UBS Global Asset Management’s proprietary activities and activities on behalf of other accounts.    Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the fund. UBS and one or more Client Accounts may buy or sell positions while the fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the fund. For example, an equity fund (but not this money market fund) may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the equity fund and such increase in price would be to the equity fund’s detriment. Conversely, the equity fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of

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the price of the security which the equity fund holds. Conflicts may also arise because portfolio decisions regarding the equity fund may benefit UBS or other Client Accounts. For example, the sale of a long position or establishment of a short position by the equity fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by the equity fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global Asset Management may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global Asset Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the fund. To reduce the possibility that the fund will be materially adversely affected by the personal or proprietary trading described above, the fund, UBS and UBS Global Asset Management, have established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the fund’s portfolio transactions.

UBS Global Asset Management’s affiliates have direct or indirect interests in electronic communication networks and alternative trading systems (collectively “ECNs”). UBS Global Asset Management, in accordance with its fiduciary obligation to seek to obtain best execution, may execute client trades through ECNs in which its related persons have, or may acquire, an interest. A related person may receive compensation based upon its ownership percentage in relation to the transaction fees charged by the ECNs. UBS Global Asset Management will execute through an ECN in which a related person has an interest only in situations where it reasonably believes such transactions will be in the best interests of its clients and the requirements of applicable law have been satisfied.

In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, UBS Global Asset Management’s affiliates may effect transactions for funds or advisory client accounts on a national securities exchange of which an affiliate is an equity owner and/or a member and may retain compensation in connection with those transactions.

Gifts and entertainment.    From time to time, directors, officers and employees of UBS and UBS Global Asset Management may receive gifts and/or entertainment from clients, intermediaries, or service providers to the fund, UBS and UBS Global Asset Management, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the fund, UBS and UBS Global Asset Management. To reduce the appearance of impropriety and the possibility that the fund may be materially adversely affected by such gifts and entertainment, UBS and UBS Global Asset Management have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the fund, UBS and UBS Global Asset Management.

UBS may in-source or outsource.    Subject to applicable law, UBS, including UBS Global Asset Management, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the fund in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of brokers and dealers and commission rates

While UBS Global Asset Management selects brokers primarily on the basis of the execution capabilities, UBS Global Asset Management, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction. This may be done when UBS Global Asset Management has determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by

39

the broker. UBS Global Asset Management’s arrangements for the receipt of research services from brokers may create conflicts of interest, in that UBS Global Asset Management has an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

UBS Global Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among clients because UBS Global Asset Management believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global Asset Management’s overall responsibilities to clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. UBS Global Asset Management may receive a variety of research services and information on many topics, which UBS Global Asset Management can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. These topics include: issuers, industries, securities, economic factors and trends, portfolio strategy, the performance of accounts, statistical information, market data, earnings estimates, credit analysis, pricing, risk measurement analysis, and other information that may affect US or foreign economies, security prices, or management of the portfolio.

The research services may include written reports, pricing and appraisal services, market data services, analysis of issues raised in proxy statements, educational seminars, subscriptions to trade journals, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, investment consultants and government representatives. Research services are either provided directly by broker-dealers or generated by third parties and are provided by the brokerage firm to which the commissions are paid including commission sharing arrangements.

Certain services may be mixed use, or used for research purposes as well as other purposes. Payment for these services is made as follows: the portion allocated to research is paid for through commissions, and the portion allocated to other purposes is paid for by UBS Global Asset Management. This allocation is determined by UBS Global Asset Management’s Best Execution and Trading Committee in good faith and based on objective criteria, to the extent available, of the amounts used for research and non-research purposes; however, the decision regarding what amounts are paid by UBS Global Asset Management versus paid by clients through commissions presents a conflict of interest. Research services received from brokers and dealers may be supplemental to UBS Global Asset Management’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into UBS Global Asset Management’s investment process. As a practical matter, it would not be possible for UBS Global Asset Management to generate all of the information presently provided by brokers and dealers.

UBS Global Asset Management may receive in-house or proprietary research from dealers that execute trades on a principal basis for its clients. The research received will be of the type described above, excluding third-party research services.

Potential regulatory restrictions on investment advisor activity

From time to time, the activities of the fund may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global Asset Management may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the fund may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which the fund wishes to purchase or sell. The larger UBS

40

Global Asset Management’s investment advisory business and UBS’ businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the fund may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the fund. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the fund or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global Asset Management on behalf of the fund to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global Asset Management on behalf of the fund may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global Asset Management, in its sole discretion, deems it appropriate.

UBS Global Asset Management and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the fund and/or that engage in transactions in the same types of securities, currencies and instruments as the fund. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which the fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the fund invests, which could have an adverse impact on the fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the fund. UBS Global Asset Management has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the fund and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the fund.

The results of the fund’s investment activities may differ significantly from the results achieved by UBS Global Asset Management and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global Asset Management and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the fund. Moreover, it is possible that the fund will sustain losses during periods in which UBS Global Asset Management and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Global Asset Management and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the fund’s activities may also be restricted because of regulatory restrictions applicable to UBS Global Asset Management and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global Asset Management, and/or its affiliates, will not

41

initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global Asset Management and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for the fund. Additionally, the fund or certain accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Global Asset Management are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in the fund should be aware.

UBS Global Asset Management may enter into transactions and invest in securities, instruments and currencies on behalf of the fund where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the fund, and such party may have no incentive to assure that the fund obtains the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the fund may enhance the profitability of UBS Global Asset Management and/or UBS. UBS and its affiliates may also create, write or issue derivative instruments for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which the fund invests or which may be based on the performance of the fund. The fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Global Asset Management or its affiliates where such other clients have interests adverse to those of the fund. At times, these activities may cause UBS Global Asset Management or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the fund. To the extent affiliated transactions are permitted, the fund will deal with UBS Global Asset Management, UBS and its affiliates on an arms-length basis. UBS Global Asset Management or UBS may also have an ownership interest in certain trading or information systems used by the fund. The fund’s use of such trading or information systems may enhance the profitability of UBS Global Asset Management and its affiliates.

It is also possible that, from time to time, UBS Global Asset Management or any of its affiliates may, although they are not required to, purchase and hold shares of the fund. Increasing the fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the fund’s expense ratio. UBS Global Asset Management and its affiliates reserve the right to redeem at any time some or all of the shares of the fund acquired for their own accounts. A large redemption of shares of the fund by UBS Global Asset Management or its affiliates could significantly reduce the asset size of the fund, which might have an adverse effect on the fund’s investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global Asset Management will consider the effect of redemptions on the fund and other shareholders in deciding whether and when to redeem its shares.

It is possible that the fund may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global Asset Management or UBS has significant debt or equity investments or in which UBS makes a market. The fund also may invest in securities of companies to which UBS Global Asset Management or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the fund and the interests of other UBS Global Asset Management or UBS clients. In making investment decisions for the fund, UBS Global Asset Management is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global Asset Management in the course of these activities. In addition, from time to time, UBS’ activities may limit the fund’s flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global Asset Management may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the fund.

Present and future activities of UBS Global Asset Management and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

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UBS Global AM may buy for the fund securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the fund. For example, the fund may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global AM) relating to what actions to be taken may also raise conflicts of interests, and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global AM will make proxy voting decisions as it believes appropriate and in accordance with UBS Global AM’s policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global AM with respect to the fund’s portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global AM’s proxy voting policy is discussed in more detail in the section entitled “Proxy voting policies and procedures.”

As a registered investment adviser under the Advisers Act, UBS Global AM is required to file a Form ADV with the SEC. Form ADV Part 2 contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global AM. A copy of UBS Global AM’s Form ADV Parts 1 and 2 is available on the SEC’s Web site (www.adviserinfo.sec.gov).

Other information

Voting rights.    Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation may elect all its board members. The shares of each series of the Corporation will be voted separately, except when an aggregate vote of all the series is required by law.

The Corporation does not hold annual meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. The directors are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 25% of the Corporation’s outstanding shares.

Custodian and recordkeeping agent; transfer and dividend agent.    State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, MA 02206-5501, serves as custodian and recordkeeping agent for the fund. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), a subsidiary of BNY Mellon Bank, N.A., serves as the fund’s transfer and dividend disbursing agent. BNY Mellon is located at 400 Bellevue Parkway, Wilmington, DE 19809.

Prior names.    Prior to June 9, 2003, the Corporation was known as UBS PaineWebber RMA Money Fund Inc., and the fund was known as UBS PaineWebber Retirement Money Fund. Prior to April 16, 2001, the Corporation was known as PaineWebber RMA Money Fund Inc., and the fund was known as PaineWebber Retirement Money Fund.

Counsel.    The law firm of Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the fund. Dechert LLP also acts as counsel to UBS Global AM in connection with other matters. Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, serves as independent counsel to the Independent Directors.

Independent registered public accounting firm.    Ernst & Young LLP, 5 Times Square, New York, NY 10036, serves as the fund’s independent registered public accounting firm.

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Financial statements

The fund’s Annual Report to Shareholders for its fiscal year ended June 30, 2013 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP appearing therein are incorporated herein by this reference.

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You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The fund and its principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the fund in any jurisdiction where the fund or its principal underwriter may not lawfully sell those shares.

©UBS 2013. All rights reserved.

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PART C. OTHER INFORMATION

Item 28. EXHIBITS

(1)	(a) Restatement of Articles of Incorporation 1/

(b) Articles Supplementary dated November 7, 1997 2/

(c) Articles of Amendment dated April 11, 2001 3/

(d) Articles Supplementary dated April 2, 2001 3/

(e) Articles of Amendment dated June 3, 2003 4/

(2)	(a) Restated By-Laws 2/

(b) Certificate of Amendment to Restated By-Laws dated January 2, 2002 5/

(c) Certificate of Amendment to Restated By-Laws dated June 3, 2003 4/

(d) Certificate of Amendment to Restated By-Laws effective November 15, 2006 6/

(e) Certificate of Amendment to Restated By-Laws dated February 22, 2008 7/

(f) Certificate of Amendment to Restated By-Laws effective May 6, 2009 8/

(g) Certificate of Amendment to Restated By-Laws effective February 10, 2010 9/

(3)	Instruments defining the rights of holders of Registrant’s shares of common stock 10/

(4)	(a) Investment Advisory and Administration Contract between Registrant and UBS Global Asset Management (Americas) Inc. 11/

(b) Master Transfer and Novation Agreement relating to the Investment Advisory and Administration Contract 12/

(c) Fee Waiver, dated March 1, 2011, to the Investment Advisory Contract with respect to UBS Money Market Portfolio 11/

(5)	(a) Principal Underwriting Contract 6/

(b) Dealer Agreement 13/

(6)	Bonus, profit sharing or pension plans — none

(7)	(a) Custodian Contract with respect to Money Market Portfolio and U.S. Government Portfolio 2/

(b) Addendum to Custodian Agreement with respect to UBS Retirement Money Fund 2/

(8)	(a) Transfer Agency and Related Services Agreement 2/

(b) Amendment to the Transfer Agency and Related Services Agreement 14/

(c) Amendment to Transfer Agency Agreement and Related Services Contract 15/

(d) Assignment of Contract from UBS Global Asset Management (US) Inc. to UBS Financial Services Inc. 16/

(e) Amendment to Transfer Agency-Related Services Delegation Agreement 7/

(f) Amendment to the Transfer Agency Agreement 17/

(g) Transfer Agency — Related Services Delegation Amendment 17/

(9)	Opinion and consent of counsel (filed herewith)

(10)	(a) Other opinions, appraisals, rulings and consents: Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP with respect to UBS Retirement Money Fund (filed herewith)

(b)    Other opinions, appraisals, rulings and consents: Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP with respect to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (filed herewith)

(11)	Financial statements omitted from Part B — none

(12)	Letter of Investment Intent 5/

(13)	(a) Plan pursuant to Rule 12b-1 5/

(b) Shareholder Services Plan with respect to UBS RMA Money Market Portfolio 13/

(14)	Plan pursuant to Rule 18f-3 – not applicable

(15)	Code of Ethics—not applicable. Each series of the Registrant is a money market fund.

(16)	(a) Powers of Attorney for Messrs. Armstrong, Bernikow, Burt, Disbrow, Feldberg and Garil and Ms. Higgins 7/

(b) Powers of Attorney for Messrs. Carver and Mandinach 18/

1/	Incorporated by reference from Post-Effective Amendment No. 28 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 29, 1996.
2/	Incorporated by reference from Post-Effective Amendment No. 31 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 28, 1998.
3/	Incorporated by reference from Post-Effective Amendment No. 34 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 30, 2001.
4/	Incorporated by reference from Post-Effective Amendment No. 36 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 28, 2003.
5/	Incorporated by reference from Post-Effective Amendment No. 35 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 29, 2002.
6/	Incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement of, SEC File No. 2-78309, filed August 30, 2007.
7/	Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 26, 2008.
8/	Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 26, 2009.

9/	Incorporated by reference from Post-Effective Amendment No. 55 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed April 26, 2010.
10/	Incorporated by reference from Articles Fifth, Sixth, Seventh, Ninth, Tenth and Twelfth of the Registrant’s Restatement of Articles of Incorporation and from Articles II, III, VIII, X, XI, XII and XIII of the Registrant’s Restated By-Laws.
11/	Incorporated by reference from Post-Effective Amendment No. 45 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 29, 2011.
12/	Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of UBS Cashfund Inc., SEC File No. 2-60655, filed July 28, 2011.
13/	Incorporated by reference from Post-Effective Amendment No. 39 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 30, 2005.
14/	Incorporated by reference from Post-Effective Amendment No. 47 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 30, 2003.
15/	Incorporated by reference from Post-Effective Amendment No. 37 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 30, 2004.
16/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 2-78309, filed August 30, 2006.
17/	Incorporated by reference from Post-Effective Amendment No. 58 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 30, 2011.
18/	Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Cashfund Inc., SEC File No. 2-60655, filed July 28, 2010.

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30. INDEMNIFICATION

Article Fourteenth of the Restatement of Articles of Incorporation, as amended (“Articles”) provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages. Article Fourteenth also provides that no amendment, alteration or repeal of the contents contained in the preceding sentence or the adoption, alteration or amendment of any other provision of the Articles or Restated By-Laws, as amended (“By-Laws”) inconsistent with Article Fourteenth shall adversely affect any limitation of the liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.

Section 10.01 of Article X of the By-Laws provides that the Registrant shall indemnify its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

Section 10.02 of Article X of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability.

Section 9 of the Investment Advisory and Administration Contract (“Advisory and Administration Contract”) between Registrant and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory and Administration Contract. Section 9 further provides that any person, even though also an officer, director, employee or agent of UBS Global AM, who may be or become an officer, director or employee of the Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, director, employee, or agent or one under the control or direction of UBS Global AM even though paid by it.

Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM (US) to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended (“1933 Act”). Section 9 of the Principal Underwriting Contract also provides that UBS Global AM (US) agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM (US) for use in the Registration Statement or arising out of an agreement between UBS Global AM (US) and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM (US) in connection with the Principal Underwriting Contract.

Section 9 of the Dealer Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract with respect to UBS Financial Services Inc.

Insofar as indemnification for liabilities arising under the 1933 Act may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

UBS Global AM, a Delaware corporation, is a registered investment adviser and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of certain executive officers and each director of UBS Global AM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years. (While each board director is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.) Each of UBS Global AM’s officers not disclosed below is dual-hatted, and holds the same office with UBS Global Asset Management (US) as he or she holds with UBS Global AM.

Name	Position(s) Held with UBS Global AM	Other Substantial Business, Profession, Vocation or Employment

Joseph J. Allessie	Executive Director, Deputy General Counsel and Assistant Secretary	Executive Director, Deputy General Counsel and Assistant Secretary of UBS Global AM (US)

Mark E. Carver	Managing Director and Head of Product Development and Management—Americas	Managing Director and Head of Product Development and Management—Americas of UBS Global AM (US)

Elbridge T. Gerry III	Managing Director—Municipal Fixed Income	Managing Director—Municipal Fixed Income of UBS Global AM (US)

Mark F. Kemper	Managing Director, Secretary and General Counsel—Americas	Managing Director, Secretary and General Counsel—Americas of UBS Global AM (US)

Shawn Lytle	Board Director, President, Head of the Americas, and Group Managing Director (since April 2010)	Board Director, Vice President, and Group Managing Director of UBS Global AM (US), Head of Americas of UBS Global Asset Management and member of UBS Global Asset Management Executive Committee (since April 2010). Formerly Deputy Global Head of Equities, UBS Global Asset Management (prior to April 2010)

Barry M. Mandinach	Board Director, Vice President, Head of Institutional & Wholesale Business (US) and Chief Marketing Officer—Americas and Managing Director	Board Director, President, Head of Institutional & Wholesale Business (US) and Chief Marketing Officer—Americas and Managing Director of UBS Global AM (US)

Joseph McGill	Managing Director and Chief Compliance Officer—Americas	Managing Director and Chief Compliance Officer—Americas of UBS Global AM (US)

John Moore	Board Director, Managing Director, Treasurer and Head of Financial Control—Americas	Board Director, Managing Director, Treasurer and Head of Financial Control—Americas of UBS Global AM (US)

Robert Sabatino	Managing Director, Head of US Taxable Money Markets and Senior Portfolio Manager	Managing Director, Head of US Taxable Money Markets and Senior Portfolio Manager of UBS Global AM (US)

Eric Sanders	Director (Non-Board), Associate General Counsel and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS Global AM (US)

Keith Weller	Executive Director, Senior Associate General Counsel and Assistant Secretary	Executive Director, Senior Associate General Counsel and Assistant Secretary of UBS Global AM (US)

Item 32. PRINCIPAL UNDERWRITER

(a) UBS Global AM (US) serves as principal underwriter or placement agent for the following other investment companies:

MASTER TRUST

UBS INVESTMENT TRUST

UBS MONEY SERIES

PACE SELECT ADVISORS TRUST

SMA RELATIONSHIP TRUST

THE UBS FUNDS

CASHFUND INC.

UBS MANAGED MUNICIPAL TRUST

UBS RMA TAX-FREE FUND INC.

(b) UBS Global AM (US) is the Registrant’s principal underwriter. The directors and certain principal executive officers of UBS Global AM (US), their principal business addresses, and their positions and offices with UBS Global AM (US), are identified below along with those directors and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant. (While each board director is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.)

Name and Address	Position(s) Held With Registrant	Positions and Offices with Underwriter or Dealer

Joseph J. Allessie*	Vice President and Assistant Secretary	Executive Director, Deputy General Counsel and Assistant Secretary of UBS Global AM (US)

Rose Ann Bubloski*	Vice President and Assistant Treasurer	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Mark E. Carver*	President	Managing Director and Head of Product Development and Management—Americas of UBS Global AM (US)

Thomas Disbrow*	Vice President and Treasurer	Managing Director and Head of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Michael Flook*	Vice President and Assistant Treasurer	Director (Non-Board) and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Elbridge T. Gerry III*	None	Managing Director—Municipal Fixed Income of UBS Global AM (US)

Christopher S. Ha*	Vice President and Assistant Secretary	Director (Non-Board) and Associate General Counsel of UBS Global AM (US)

Mark F. Kemper**	Vice President and Secretary	Managing Director, Secretary and General Counsel—Americas of UBS Global AM (US)

Joanne M. Kilkeary*	Vice President and Assistant Treasurer	Executive Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Tammie Lee*	Vice President and Assistant Secretary	Executive Director, Associate General Counsel and Assistant Secretary of UBS Global AM (US)

Shawn Lytle*	None	Board Director, Vice President and Group Managing Director of UBS Global AM (US)

Barry M. Mandinach*	Board Director	Board Director, President, Head of Institutional & Wholesale Business (US) and Chief Marketing Officer—Americas and Managing Director of UBS Global AM (US)

Joseph McGill*	Vice President and Chief Compliance Officer	Managing Director and Chief Compliance Officer—Americas of UBS Global AM (US)

John Moore**	None	Board Director, Managing Director, Treasurer and Head of Financial Control—Americas of UBS Global AM (US)

Nancy D. Osborn*	Vice President and Assistant Treasurer	Director (Non-Board) and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Robert Sabatino**	Vice President	Managing Director, Head of US Taxable Money Markets and Senior Portfolio Manager of UBS Global AM (US)

Eric Sanders*	Vice President and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS Global AM (US)

Andrew Shoup*	Vice President and Chief Operating Officer	Managing Director and Global Head of Fund Treasury of UBS Global AM (US)

Keith A. Weller*	Vice President and Assistant Secretary	Executive Director, Senior Associate General Counsel and Assistant Secretary of UBS Global AM (US)

Mandy Yu*	Vice President	Authorized Officer and Tax Compliance Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

c) None.

Item 33. LOCATION OF ACCOUNTS AND RECORDS

The books and other documents required by (i) paragraphs (b)(4), (c) and (d) of Rule 31a-1 and (ii) paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM at 1285 Avenue of the Americas, New York, New York 10019-6028. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM at 1285 Avenue of the Americas, New York, New York 10019-6028 and at One North Wacker Drive, Chicago, Illinois 60606-6114, c/o Compliance Department. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant’s transfer agent and custodian.

Item 34. MANAGEMENT SERVICES

Not applicable.

Item 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of August, 2013.

UBS RMA MONEY FUND INC.

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong Richard Q. Armstrong*	Director and Chairman of the Board of Directors	August 28, 2013

/s/ Alan S. Bernikow Alan S. Bernikow*	Director	August 28, 2013

/s/ Richard R. Burt Richard R. Burt*	Director	August 28, 2013

/s/ Mark E. Carver Mark E. Carver**	President	August 28, 2013

/s/ Thomas Disbrow Thomas Disbrow	Vice President and Treasurer	August 28, 2013

/s/ Meyer Feldberg Meyer Feldberg*	Director	August 28, 2013

/s/ Bernard H. Garil Bernard H. Garil*	Director	August 28, 2013

/s/ Heather R. Higgins Heather R. Higgins*	Director	August 28, 2013

/s/ Barry M. Mandinach Barry M. Mandinach***	Director	August 28, 2013

*	Signatures affixed by Stephen T. Cohen pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 26, 2008.

**	Signature affixed by Stephen T. Cohen pursuant to Power of Attorney dated May 19, 2010 and incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Cashfund Inc., SEC File No. 2-60655, filed July 28, 2010.
***	Signature affixed by Stephen T. Cohen pursuant to Power of Attorney dated July 20, 2010 and incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Cashfund Inc., SEC File No. 2-60655, filed July 28, 2010.

EXHIBIT INDEX

Exhibit 9	Opinion and Consent of Counsel

Exhibit 10(a)	Other opinions, appraisals, rulings and consents: Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP with respect to UBS Retirement Money Fund

Exhibit 10(b)	Other opinions, appraisals, rulings and consents: Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP with respect to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio